UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          June 30, 2003

Date of reporting period:         December 31, 2003

ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                     WELLS
                                                                     FARGO
                                                                     FUNDS
                                                               [GRAPHIC OMITTED]

WELLS FARGO TAX-FREE FUNDS

SEMI-ANNUAL REPORT

               WELLS FARGO CALIFORNIA LIMITED TERM TAX-FREE FUND

               WELLS FARGO CALIFORNIA TAX-FREE FUND

               WELLS FARGO COLORADO TAX-FREE FUND

               WELLS FARGO MINNESOTA TAX-FREE FUND

               WELLS FARGO NATIONAL LIMITED TERM TAX-FREE FUND

               WELLS FARGO NATIONAL TAX-FREE FUND

               WELLS FARGO NEBRASKA TAX-FREE FUND

                                                               DECEMBER 31, 2003

                                                      WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS .....................................................   1
--------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED TERM TAX-FREE FUND ...................................   2
   CALIFORNIA TAX-FREE FUND ................................................   4
   COLORADO TAX-FREE FUND ..................................................   6
   MINNESOTA TAX-FREE FUND .................................................   8
   NATIONAL LIMITED TERM TAX-FREE FUND .....................................  10
   NATIONAL TAX-FREE FUND ..................................................  12
   NEBRASKA TAX-FREE FUND ..................................................  14
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED TERM TAX-FREE FUND ...................................  16
   CALIFORNIA TAX-FREE FUND ................................................  22
   COLORADO TAX-FREE FUND ..................................................  31
   MINNESOTA TAX-FREE FUND .................................................  35
   NATIONAL LIMITED TERM TAX-FREE FUND .....................................  41
   NATIONAL TAX-FREE FUND ..................................................  49
   NEBRASKA TAX-FREE FUND ..................................................  60
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ....................................  64
   STATEMENTS OF OPERATIONS ................................................  66
   STATEMENTS OF CHANGES IN NET ASSETS .....................................  68
   FINANCIAL HIGHLIGHTS ....................................................  72
NOTES TO FINANCIAL HIGHLIGHTS ..............................................  78
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ..............................................  79
--------------------------------------------------------------------------------
BOARD OF TRUSTEES ..........................................................  83
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS ......................................................  85
--------------------------------------------------------------------------------

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                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

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                                                      WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

     We are pleased to provide you with this Wells Fargo Tax-Free Funds semi-annual report for the six-month period ended December 31, 2003. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and facts and figures about each Fund's portfolio.

THE ECONOMY: RECOVERY ON TRACK
--------------------------------------------------------------------------------
     Impressive gains during the reporting period helped stocks deliver positive returns for 2003, with the S&P 500 Index posting a six-year gain of about 29% and the NASDAQ posting a gain of about 50% for the year. Although the year started slowly, weighed down by the looming threat of war with Iraq, the reporting period saw signs of economic recovery and renewed investor interest. By the third quarter, gross domestic product growth levels reached 8.2%. Although fourth quarter growth slowed to a more moderate 3-1/2% - 4%, this could provide solid footing for the economic recovery to continue into 2004.

ECONOMIC RECOVERY DAMPENS THE BOND MARKET
--------------------------------------------------------------------------------
     In the latter part of the reporting period bond returns reversed their decline, but still lagged behind stock returns for the first time since 1999, finishing 2003 with a 4.1% gain for the Lehman Brothers Aggregate Bond Index. The bond market's pattern of performance throughout 2003 was typical for an economic expansion.
     Municipal securities outperformed taxable securities, as yield differences between the two markets narrowed, with returns for the six-month reporting period reflecting the somewhat volatile interest rates. July was a very difficult month, with the Lehman Brothers Municipal Bond Index returning (3.50)%. While October was also slightly negative, posting (0.50)%, the other four months of the period were positive, with September being very strong at 2.94%.

LOOKING AHEAD
--------------------------------------------------------------------------------
     We anticipate that an improving U.S. economy and growing anxiety about future inflation will gradually cause interest rates to rise over the next several months. This view is supported by the likelihood that the Federal Reserve Board (the Fed) will raise the Federal Funds rate beginning around mid-year 2004. If the Fed raises rates, as most anticipate, it will be the first increase in four years. The Fed's stated intention of maintaining an accommodative policy for a "considerable period" shouldn't preclude it from raising interest rates in 2004 if necessary, because monetary policy now is so stimulative that a few rate hikes rates may not change the Fed's credit stance fundamentally. Investors do face the threat of a temporary spike in bond yields if interest rates begin to rise. The other (less likely) risk is that intense global competition pushes inflation even lower. This would renew the threat of deflation, which could force further interest-rate cuts or even direct purchases of U.S. Treasury bonds by the Fed to push long-term rates down.

OUR COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
     We recognize that there has been a great deal of unsettling news recently about inappropriate trading practices of some mutual fund companies. We share the concerns of all investors that these problems need to be addressed fully to protect the interests of all mutual fund shareholders. We will remain diligent in our efforts to operate in full compliance with all legal requirements to protect the interests of all of our shareholders.
     Thank you for choosing WELLS FARGO FUNDS. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

   Sincerely,

   /s/ KARLA M. RABUSCH

   Karla M. Rabusch
   President
   WELLS FARGO FUNDS

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   11/18/92


PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 0.66% 1 for the six-month period ended December 31, 2003, excluding sales charges, underperforming the Lehman Brothers 3-Year Municipal Bond Index 2 (the Index), which returned 0.93%. The Fund's Class A shares distributed $0.11 per share in dividend income and $0.06 per share in capital gains during the period.
     Interest rates were somewhat volatile during the six-month reporting period. The municipal bond yield curve traded in a 60 to 80 basis point range across the curve, ending the period 10 to 20 basis points higher than the beginning of the period. Securities with maturities of less than five years were the Fund's worst performers. This negatively impacted Fund performance, as the majority of the Fund's holdings mature or price to maturities of less than five years.
     The Fund lagged behind its benchmark for the period, primarily because the Fund's portfolio duration was longer than that of the Index for the entire period. Late in the period, we increased the Fund's exposure to securities in the three-year duration range in an effort to more closely resemble the securities comprising the Index. This was accomplished primarily by utilizing a larger than normal cash position. The reduction in cash resulting from this strategy, as well as shareholder redemptions, extended the Fund's portfolio duration substantially from where the duration was at the beginning of the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We continue to expect the economy to improve and inflation to remain subdued. Given that outlook, we believe interest rates may rise. We plan to shorten the Fund's portfolio duration, as well as add holdings to the Fund's portfolio that offer a more defensive structure in a rising interest rate environment. Additionally, we will look to add lower investment grade holdings that offer the potential for higher income for the Fund's portfolio in an effort to increase this component of the Fund's total return.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2003, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo California Limited Term Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares of the Wells Fargo California Limited Term Tax-Free Fund for the periods shown prior to August 30, 2002, reflects the performance of the Class A shares of the Wells Fargo California Limited Term Tax-Free Fund, adjusted to reflect the Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
2 The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------------------

                                                      Including Sales Charge             Excluding Sales Charge
                                                ----------------------------------  ----------------------------------
                                                6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO CALIFORNIA LIMITED TERM
     TAX-FREE FUND - CLASS A                     (2.34)    (0.73)   3.24    3.83      0.66      2.34    3.86    4.15

   WELLS FARGO CALIFORNIA LIMITED TERM
     TAX-FREE FUND - CLASS C                     (0.81)     0.58    2.97    3.26      0.19      1.58    2.97    3.26

   WELLS FARGO CALIFORNIA LIMITED TERM
     TAX-FREE FUND - INSTITUTIONAL CLASS                                              0.80      2.64    4.04    4.25

   BENCHMARK
   LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX 2                                      0.93      2.68    4.82    4.86

   * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY 4                                                   AA

   WEIGHTED AVERAGE COUPON                                                 4.73%

   WEIGHTED AVERAGE MATURITY                                          4.14 years

   ESTIMATED DURATION                                                 3.01 years

   PORTFOLIO TURNOVER                                                        33%

   NET ASSET VALUE (NAV)
     (CLASS A, C, I)                                      $10.64, $10.63, $10.47

   SEC YIELD 5 (CLASS A, C, I)                               1.68%, 1.00%, 1.98%

   DISTRIBUTION RATE 6
   (CLASS A, C, I)                                           2.15%, 1.47%, 2.51%

   TAXABLE EQUIVALENT YIELD 7
     (CLASS A, C, I)                                         2.85%, 1.70%, 3.36%

   ALTERNATIVE MINIMUM TAX (AMT) 8                                         9.63%


   GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

           Wells Fargo CA                                    Wells Fargo CA
             Limited Term        Lehman Brothers 3-Year       Limited Term
       Tax-Free Fund - Class A    Municipal Bond Index   Tax-Free Fund - Class I
Dec-93          9,700                  $10,000                  $10,000
Jan-94          9,769                   10,081                   10,071
Feb-94          9,630                    9,987                    9,927
Mar-94          9,521                    9,866                    9,815
Apr-94          9,553                    9,925                    9,848
May-94          9,586                    9,971                    9,882
Jun-94          9,571                    9,974                    9,867
Jul-94          9,662                   10,057                    9,960
Aug-94          9,677                   10,093                    9,976
Sep-94          9,642                   10,068                    9,940
Oct-94          9,608                   10,044                    9,905
Nov-94          9,544                   10,026                    9,839
Dec-94          9,593                   10,069                    9,890
Jan-95          9,702                   10,152                   10,001
Feb-95          9,837                   10,260                   10,141
Mar-95          9,920                   10,351                   10,226
Apr-95          9,939                   10,386                   10,246
May-95         10,079                   10,545                   10,391
Jun-95         10,083                   10,571                   10,394
Jul-95         10,171                   10,682                   10,485
Aug-95         10,242                   10,766                   10,559
Sep-95         10,284                   10,797                   10,602
Oct-95         10,345                   10,848                   10,665
Nov-95         10,417                   10,917                   10,739
Dec-95         10,470                   10,962                   10,794
Jan-96         10,555                   11,048                   10,881
Feb-96         10,545                   11,050                   10,871
Mar-96         10,477                   11,024                   10,800
Apr-96         10,480                   11,037                   10,803
May-96         10,477                   11,047                   10,800
Jun-96         10,529                   11,112                   10,854
Jul-96         10,604                   11,174                   10,931
Aug-96         10,611                   11,191                   10,939
Sep-96         10,681                   11,259                   11,012
Oct-96         10,764                   11,338                   11,088
Nov-96         10,882                   11,445                   11,222
Dec-96         10,873                   11,450                   11,213
Jan-97         10,921                   11,501                   11,253
Feb-97         10,974                   11,557                   11,308
Mar-97         10,891                   11,497                   11,232
Apr-97         10,936                   11,546                   11,268
May-97         11,037                   11,641                   11,384
Jun-97         11,102                   11,710                   11,452
Jul-97         11,255                   11,849                   11,602
Aug-97         11,228                   11,825                   11,573
Sep-97         11,295                   11,909                   11,643
Oct-97         11,333                   11,963                   11,683
Nov-97         11,356                   11,998                   11,706
Dec-97         11,430                   12,079                   11,784
Jan-98         11,534                   12,159                   11,893
Feb-98         11,544                   12,185                   11,905
Mar-98         11,536                   12,204                   11,896
Apr-98         11,505                   12,187                   11,863
May-98         11,608                   12,300                   11,971
Jun-98         11,643                   12,342                   12,008
Jul-98         11,693                   12,387                   12,060
Aug-98         11,850                   12,507                   12,225
Sep-98         11,987                   12,587                   12,357
Oct-98         12,003                   12,647                   12,385
Nov-98         12,039                   12,677                   12,422
Dec-98         12,054                   12,708                   12,435
Jan-99         12,173                   12,824                   12,560
Feb-99         12,138                   12,838                   12,523
Mar-99         12,164                   12,849                   12,563
Apr-99         12,169                   12,889                   12,556
May-99         12,123                   12,871                   12,508
Jun-99         11,973                   12,794                   12,363
Jul-99         12,047                   12,858                   12,428
Aug-99         12,025                   12,873                   12,405
Sep-99         12,074                   12,922                   12,468
Oct-99         12,041                   12,923                   12,435
Nov-99         12,102                   12,980                   12,487
Dec-99         12,058                   12,959                   12,454
Jan-00         12,097                   12,983                   12,495
Feb-00         12,147                   13,024                   12,549
Mar-00         12,240                   13,092                   12,647
Apr-00         12,211                   13,093                   12,618
May-00         12,234                   13,106                   12,642
Jun-00         12,413                   13,273                   12,832
Jul-00         12,508                   13,380                   12,932
Aug-00         12,641                   13,483                   13,073
Sep-00         12,612                   13,488                   13,043
Oct-00         12,672                   13,563                   13,107
Nov-00         12,731                   13,619                   13,169
Dec-00         12,879                   13,770                   13,326
Jan-01         13,034                   13,979                   13,477
Feb-01         13,059                   14,032                   13,504
Mar-01         13,098                   14,130                   13,560
Apr-01         12,986                   14,109                   13,442
May-01         13,086                   14,239                   13,549
Jun-01         13,159                   14,303                   13,627
Jul-01         13,271                   14,420                   13,747
Aug-01         13,422                   14,570                   13,906
Sep-01         13,429                   14,643                   13,902
Oct-01         13,527                   14,738                   14,019
Nov-01         13,455                   14,693                   13,931
Dec-01         13,420                   14,678                   13,908
Jan-02         13,573                   14,864                   14,057
Feb-02         13,683                   14,976                   14,174
Mar-02         13,431                   14,753                   13,924
Apr-02         13,633                   14,970                   14,138
May-02         13,745                   15,057                   14,243
Jun-02         13,817                   15,186                   14,334
Jul-02         13,928                   15,304                   14,452
Aug-02         14,052                   15,402                   14,570
Sep-02         14,239                   15,524                   14,769
Oct-02         14,018                   15,527                   14,551
Nov-02         14,032                   15,443                   14,569
Dec-02         14,234                   15,666                   14,771
Jan-03         14,197                   15,714                   14,734
Feb-03         14,317                   15,816                   14,864
Mar-03         14,291                   15,797                   14,854
Apr-03         14,357                   15,840                   14,913
May-03         14,504                   15,962                   15,071
Jun-03         14,472                   15,937                   15,041
Jul-03         14,223                   15,793                   14,796
Aug-03         14,301                   15,874                   14,866
Sep-03         14,527                   16,112                   15,109
Oct-03         14,484                   16,036                   15,067
Nov-03         14,537                   16,050                   15,126
Dec-03         14,568                   16,084                   15,160


CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (53%)
AA                    (11%)
A                     (11%)
BBB                   (16%)
SP1                    (7%)
Unrated                (2%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year              (15%)
1-5 Years             (36%)
5-10 Years            (41%)
10-20 Years            (8%)

--------------------------------------------------------------------------------
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Stephen Galiani

INCEPTION DATE
   10/06/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 1.24% 1 for the six-month period ended December 31, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index 2 (the Index), which returned 1.45% during the period. The Fund's Class A shares distributed $0.25 per share in dividend income and $0.10 per share in capital gains during the period.
     Interest rates were somewhat volatile during the second half of 2003. The Fund's performance for the period was predominately driven by this volatility and the State of California's fiscal problems. State of California General Obligation bonds underperformed as compared to the Index, which helped the Fund's performance since the Fund held an underweight position in the State General Obligation credit. However, other California municipal bonds also underperformed because of the state's credit problems, negatively affecting Fund performance. In general, California municipal bonds, both State and local, general obligation and revenue, underperformed as compared to the national municipal market. This caused the Fund to underperform the Index, which consists predominantly of municipal securities from other states.
     Lower quality bonds were the Fund's best performing holdings during the period. Long, high coupon, callable bonds performed better than bonds with mid-range maturities having similar durations because investors favored their "kicker bond" structure. Kicker bonds in this case refer to higher coupon (generally 5.0% to 5.75%) bonds with final maturities greater than 15 years and first call dates of seven to ten years. These bonds have the defensive characteristics of intermediate bonds, but somewhat higher yields of longer maturity bonds.
     No major shifts were made to the Fund's portfolio as we maintained a generally defensive posture during the entire period. We took advantage of the sell-off that occurred within the California municipal market during July by adding a number of securities to the Fund's portfolio at favorable prices. In addition, in early December, we temporarily increased the Fund's portfolio duration in an effort to take advantage of the market's strength.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We believe that an improving U.S. economy and growing investor anxiety about future inflation could gradually cause interest rates to rise in coming months if the domestic employment figures indicate clear evidence of an economic recovery. We believe that increasing the Fund's portfolio exposure to higher-yielding securities may be prudent.
     The fiscal condition of the State of California will also continue to impact market returns. At the end of the period, the Fund had very little exposure to State of California General Obligation bonds. We will continue to monitor California's credit situation closely, seeking to identify opportunities and risks in the California municipal market as they arise.
--------------------------------------------------------------------------------
The views expressed are as of December 31, 2003, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo California Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund.
Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Effective February 1, 2004, the 1.00% front-end sales charge for Class C shares will be eliminated. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN1 (%) ( AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------------------

                                                      Including Sales Charge             Excluding Sales Charge
                                                ----------------------------------  ----------------------------------
                                                6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO CALIFORNIA
     TAX-FREE FUND - CLASS A                     (3.35)    (0.17)   4.15    5.15      1.24      4.53    5.11    5.63

   WELLS FARGO CALIFORNIA
     TAX-FREE FUND - CLASS B                     (4.15)    (1.41)   3.98    4.85      0.85      3.59    4.32    4.85

   WELLS FARGO CALIFORNIA
     TAX-FREE FUND - CLASS C                     (1.16)     1.55    4.10    4.74      0.85      3.59    4.32    4.85

   WELLS FARGO CALIFORNIA
     TAX-FREE FUND - INSTITUTIONAL CLASS                                              1.37      4.70    5.27    5.72

   BENCHMARK
   LEHMAN BROTHERS MUNICIPAL BOND INDEX 2                                             1.45      5.31    5.83    6.03

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY 4                                                   AA

   WEIGHTED AVERAGE COUPON                                                 4.72%

   WEIGHTED AVERAGE MATURITY                                         17.39 years

   ESTIMATED DURATION                                                 6.71 years

   PORTFOLIO TURNOVER                                                        21%

   NET ASSET VALUE (NAV)
     (CLASS A, B, C, I)                           $11.35, $11.57, $11.57, $11.37

   SEC YIELD 5
     (Class A, B, C, I)                               3.66%, 3.08%, 3.05%, 4.08%

   DISTRIBUTION RATE 6
     (CLASS A, B, C, I)                               4.26%, 3.61%, 3.57%, 4.70%

   TAXABLE EQUIVALENT YIELD 7
     (CLASS A, B, C, I)                               6.21%, 5.22%, 5.17%, 6.92%

   ALTERNATIVE MINIMUM TAX (AMT) 8                                         9.90%


GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

             Wells Fargo CA         Lehman Brothers           Wells Fargo CA
       Tax-Free Fund - Class A    Municipal Bond Index   Tax-Free Fund - Class I
Dec-93       $ 9,550                   $10,000                  $10,000
Jan-94         9,669                    10,114                   10,125
Feb-94         9,480                     9,852                    9,926
Mar-94         9,163                     9,451                    9,594
Apr-94         9,148                     9,531                    9,579
May-94         9,244                     9,614                    9,680
Jun-94         9,221                     9,556                    9,655
Jul-94         9,378                     9,731                    9,820
Aug-94         9,415                     9,765                    9,858
Sep-94         9,305                     9,621                    9,743
Oct-94         9,169                     9,450                    9,600
Nov-94         9,005                     9,279                    9,429
Dec-94         9,137                     9,483                    9,568
Jan-95         9,391                     9,754                    9,833
Feb-95         9,619                    10,038                   10,072
Mar-95         9,703                    10,153                   10,160
Apr-95         9,706                    10,166                   10,163
May-95         9,999                    10,490                   10,470
Jun-95         9,863                    10,399                   10,327
Jul-95         9,923                    10,497                   10,390
Aug-95        10,052                    10,631                   10,525
Sep-95        10,135                    10,698                   10,612
Oct-95        10,319                    10,853                   10,805
Nov-95        10,513                    11,033                   11,008
Dec-95        10,634                    11,139                   11,135
Jan-96        10,689                    11,224                   11,192
Feb-96        10,593                    11,147                   11,092
Mar-96        10,430                    11,005                   10,922
Apr-96        10,385                    10,974                   10,874
May-96        10,393                    10,970                   10,883
Jun-96        10,514                    11,089                   11,010
Jul-96        10,630                    11,189                   11,131
Aug-96        10,638                    11,187                   11,139
Sep-96        10,801                    11,343                   11,310
Oct-96        10,918                    11,471                   11,432
Nov-96        11,130                    11,681                   11,654
Dec-96        11,063                    11,632                   11,584
Jan-97        11,083                    11,654                   11,604
Feb-97        11,190                    11,762                   11,717
Mar-97        11,033                    11,605                   11,552
Apr-97        11,132                    11,703                   11,656
May-97        11,299                    11,879                   11,831
Jun-97        11,397                    12,007                   11,934
Jul-97        11,769                    12,339                   12,323
Aug-97        11,633                    12,223                   12,181
Sep-97        11,765                    12,369                   12,319
Oct-97        11,837                    12,448                   12,395
Nov-97        11,892                    12,521                   12,452
Dec-97        12,055                    12,704                   12,623
Jan-98        12,211                    12,835                   12,787
Feb-98        12,212                    12,839                   12,777
Mar-98        12,204                    12,850                   12,782
Apr-98        12,154                    12,792                   12,730
May-98        12,354                    12,995                   12,928
Jun-98        12,400                    13,045                   12,977
Jul-98        12,418                    13,078                   13,008
Aug-98        12,627                    13,281                   13,226
Sep-98        12,827                    13,447                   13,436
Oct-98        12,821                    13,447                   13,431
Nov-98        12,866                    13,494                   13,478
Dec-98        12,876                    13,527                   13,491
Jan-99        13,037                    13,688                   13,648
Feb-99        12,968                    13,628                   13,587
Mar-99        13,016                    13,647                   13,627
Apr-99        13,021                    13,681                   13,645
May-99        12,907                    13,602                   13,526
Jun-99        12,690                    13,406                   13,300
Jul-99        12,730                    13,454                   13,343
Aug-99        12,582                    13,347                   13,188
Sep-99        12,596                    13,352                   13,192
Oct-99        12,414                    13,208                   13,003
Nov-99        12,557                    13,348                   13,168
Dec-99        12,406                    13,248                   13,012
Jan-00        12,340                    13,189                   12,945
Feb-00        12,557                    13,342                   13,161
Mar-00        12,874                    13,633                   13,507
Apr-00        12,758                    13,553                   13,375
May-00        12,705                    13,482                   13,334
Jun-00        13,084                    13,840                   13,721
Jul-00        13,297                    14,032                   13,946
Aug-00        13,584                    14,248                   14,261
Sep-00        13,504                    14,174                   14,166
Oct-00        13,597                    14,329                   14,279
Nov-00        13,714                    14,437                   14,403
Dec-00        14,106                    14,794                   14,803
Jan-01        14,163                    14,940                   14,879
Feb-01        14,216                    14,988                   14,936
Mar-01        14,299                    15,123                   15,012
Apr-01        14,092                    14,960                   14,797
May-01        14,250                    15,121                   14,978
Jun-01        14,331                    15,223                   15,065
Jul-01        14,554                    15,448                   15,302
Aug-01        14,881                    15,703                   15,647
Sep-01        14,834                    15,650                   15,601
Oct-01        14,983                    15,836                   15,759
Nov-01        14,871                    15,703                   15,630
Dec-01        14,697                    15,554                   15,464
Jan-02        14,889                    15,823                   15,668
Feb-02        15,036                    16,013                   15,824
Mar-02        14,712                    15,699                   15,487
Apr-02        14,944                    16,005                   15,732
May-02        15,058                    16,102                   15,841
Jun-02        15,144                    16,273                   15,947
Jul-02        15,300                    16,483                   16,114
Aug-02        15,511                    16,681                   16,338
Sep-02        15,884                    17,046                   16,732
Oct-02        15,540                    16,763                   16,373
Nov-02        15,520                    16,693                   16,341
Dec-02        15,806                    17,045                   16,660
Jan-03        15,727                    17,002                   16,566
Feb-03        15,933                    17,240                   16,786
Mar-03        15,937                    17,251                   16,794
Apr-03        16,093                    17,365                   16,961
May-03        16,418                    17,771                   17,322
Jun-03        16,320                    17,695                   17,207
Jul-03        15,730                    17,075                   16,590
Aug-03        15,860                    17,203                   16,730
Sep-03        16,288                    17,709                   17,184
Oct-03        16,222                    17,621                   17,118
Nov-03        16,426                    17,804                   17,337
Dec-03        16,523                    17,952                   17,442


CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (47%)
AA                     (5%)
A1                    (11%)
BBB                   (21%)
SP1                    (1%)
Unrated               (15%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year               (1%)
1-5 Years              (5%)
6-10 Years            (10%)
11-20 Years           (49%)
21 + Years            (35%)

--------------------------------------------------------------------------------
2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax consistent with the preservation of capital.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   06/01/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 1.79% 1 during the six-month period ended December 31, 2003, excluding sales charges, outperforming the Lehman Brothers Municipal Bond Index 2, which returned 1.45%. The Fund's Class A shares distributed $0.24 per share in dividend income and no capital gains during the period.
     Interest rate volatility was the primary driver of Fund performance during the period. To address volatility concerns, the Fund maintained a shorter duration posture and focused on relative value trading and managing purchases and sales activity. The Fund's holdings in high yielding, short-duration securities benefited the Fund's performance during the period of volatile interest rates.
     In general, the Fund's best performers were its holdings in lower-investment grade securities that benefited from their higher income levels and positive price performance. The Fund also held one charter school revenue bond that was pre-refunded during the period, leading to a dramatic one-time gain. The Fund's exposure to single-family housing revenue bonds detracted from performance, as an acceleration in prepayment activity driven by the low interest rate environment led to many premium bonds being called at par.
     Our strategy remained consistent throughout the period: targeting a defensive posture while seeking to capture relative value opportunities in a volatile interest rate environment. The majority of the Fund's trades were made to sell some of the Fund's lower-investment grade holdings at narrow credit spreads, and invest the proceeds in new issues with more attractive spread premiums.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We expect that an improving U.S. economy and growing anxiety about future inflation could gradually cause interest rates to rise over the next several months, particularly if the domestic employment figures signal clear evidence of an economic recovery. In the meantime, we expect to remain in a fairly narrow trading range. This will require us to derive incremental returns through continued value oriented trading and detailed credit analysis.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Colorado Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) ( AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------------------

                                                      Including Sales Charge             Excluding Sales Charge
                                                ----------------------------------  ----------------------------------
                                                6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO COLORADO
     TAX-FREE FUND - CLASS A                     (2.79)    (0.11)   4.52    5.36      1.79      4.59    5.49    5.85

   WELLS FARGO COLORADO
     TAX-FREE FUND - CLASS B                     (3.60)    (1.29)   4.36    5.05      1.40      3.71    4.70    5.05

   WELLS FARGO COLORADO
     TAX-FREE FUND - INSTITUTIONAL CLASS                                              1.91      4.85    5.55    5.88

   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX 2                                           1.45      5.31    5.83    6.03

* RETURNS FOR PERIOD OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY 4                                                  AA+

   WEIGHTED AVERAGE COUPON                                                 5.62%

   WEIGHTED AVERAGE MATURITY                                         12.37 years

   ESTIMATED AVERAGE DURATION                                         5.21 years

   PORTFOLIO TURNOVER                                                         9%

   NET ASSET VALUE (NAV)
     (CLASS A, B, I)                                      $10.96, $10.97, $10.96

   SEC YIELD 5 (CLASS A, B, I)                               3.87%, 3.31%, 4.30%

   DISTRIBUTION RATE 6
     (CLASS A, B, I)                                         4.12%, 3.56%, 4.56%

   TAXABLE EQUIVALENT YIELD 7
     (CLASS A, B, I)                                         6.24%, 5.34%, 6.94%

   ALTERNATIVE MINIMUM TAX (AMT) 8                                         8.01%


GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

           Wells Fargo CO           Lehman Brothers          Wells Fargo CO
       Tax-Free Fund - Class A    Municipal Bond Index   Tax-Free Fund - Class I
Dec-93        $ 9,550                  $10,000                  $10,000
Jan-94          9,699                   10,114                   10,156
Feb-94          9,410                    9,852                    9,854
Mar-94          9,026                    9,451                    9,461
Apr-94          9,051                    9,531                    9,478
May-94          9,144                    9,614                    9,575
Jun-94          9,076                    9,556                    9,504
Jul-94          9,228                    9,731                    9,663
Aug-94          9,257                    9,765                    9,694
Sep-94          9,116                    9,621                    9,546
Oct-94          8,970                    9,450                    9,393
Nov-94          8,806                    9,279                    9,221
Dec-94          8,984                    9,483                    9,407
Jan-95          9,166                    9,754                    9,598
Feb-95          9,408                   10,038                    9,861
Mar-95          9,490                   10,153                    9,948
Apr-95          9,518                   10,166                    9,966
May-95          9,827                   10,490                   10,290
Jun-95          9,752                   10,399                   10,211
Jul-95          9,862                   10,497                   10,326
Aug-95         10,006                   10,631                   10,477
Sep-95         10,061                   10,698                   10,534
Oct-95         10,205                   10,853                   10,685
Nov-95         10,381                   11,033                   10,880
Dec-95         10,511                   11,139                   11,006
Jan-96         10,587                   11,224                   11,085
Feb-96         10,506                   11,147                   11,012
Mar-96         10,377                   11,005                   10,877
Apr-96         10,321                   10,974                   10,818
May-96         10,353                   10,970                   10,840
Jun-96         10,481                   11,089                   10,975
Jul-96         10,605                   11,189                   11,104
Aug-96         10,585                   11,187                   11,083
Sep-96         10,758                   11,343                   11,264
Oct-96         10,882                   11,471                   11,395
Nov-96         11,028                   11,681                   11,547
Dec-96         11,023                   11,632                   11,543
Jan-97         11,085                   11,654                   11,607
Feb-97         11,161                   11,762                   11,687
Mar-97         11,011                   11,605                   11,529
Apr-97         11,114                   11,703                   11,637
May-97         11,284                   11,879                   11,816
Jun-97         11,398                   12,007                   11,935
Jul-97         11,770                   12,339                   12,324
Aug-97         11,586                   12,223                   12,131
Sep-97         11,746                   12,369                   12,311
Oct-97         11,864                   12,448                   12,423
Nov-97         11,936                   12,521                   12,510
Dec-97         12,158                   12,704                   12,730
Jan-98         12,267                   12,835                   12,856
Feb-98         12,267                   12,839                   12,845
Mar-98         12,272                   12,850                   12,850
Apr-98         12,161                   12,792                   12,746
May-98         12,408                   12,995                   12,993
Jun-98         12,458                   13,045                   13,044
Jul-98         12,474                   13,078                   13,062
Aug-98         12,689                   13,281                   13,287
Sep-98         12,879                   13,447                   13,486
Oct-98         12,775                   13,447                   13,377
Nov-98         12,870                   13,494                   13,476
Dec-98         12,904                   13,527                   13,512
Jan-99         13,040                   13,688                   13,654
Feb-99         12,929                   13,628                   13,538
Mar-99         12,921                   13,647                   13,530
Apr-99         12,960                   13,681                   13,583
May-99         12,879                   13,602                   13,485
Jun-99         12,625                   13,406                   13,219
Jul-99         12,642                   13,454                   13,237
Aug-99         12,487                   13,347                   13,075
Sep-99         12,393                   13,352                   12,977
Oct-99         12,226                   13,208                   12,802
Nov-99         12,356                   13,348                   12,938
Dec-99         12,197                   13,248                   12,784
Jan-00         12,066                   13,189                   12,634
Feb-00         12,298                   13,342                   12,877
Mar-00         12,597                   13,633                   13,204
Apr-00         12,515                   13,553                   13,104
May-00         12,381                   13,482                   12,964
Jun-00         12,734                   13,840                   13,348
Jul-00         12,949                   14,032                   13,573
Aug-00         13,204                   14,248                   13,826
Sep-00         13,105                   14,174                   13,736
Oct-00         13,270                   14,329                   13,895
Nov-00         13,383                   14,437                   14,013
Dec-00         13,873                   14,794                   14,526
Jan-01         13,966                   14,940                   14,638
Feb-01         14,053                   14,988                   14,715
Mar-01         14,171                   15,123                   14,839
Apr-01         13,919                   14,960                   14,575
May-01         14,062                   15,121                   14,738
Jun-01         14,204                   15,223                   14,887
Jul-01         14,483                   15,448                   15,166
Aug-01         14,791                   15,703                   15,488
Sep-01         14,712                   15,650                   15,420
Oct-01         14,884                   15,836                   15,585
Nov-01         14,749                   15,703                   15,444
Dec-01         14,619                   15,554                   15,307
Jan-02         14,824                   15,823                   15,522
Feb-02         15,009                   16,013                   15,716
Mar-02         14,719                   15,699                   15,427
Apr-02         14,979                   16,005                   15,700
May-02         15,070                   16,102                   15,795
Jun-02         15,246                   16,273                   15,979
Jul-02         15,569                   16,483                   16,317
Aug-02         15,778                   16,681                   16,521
Sep-02         16,160                   17,046                   16,921
Oct-02         15,832                   16,763                   16,578
Nov-02         15,760                   16,693                   16,506
Dec-02         16,116                   17,045                   16,882
Jan-03         16,032                   17,002                   16,797
Feb-03         16,250                   17,240                   17,029
Mar-03         16,237                   17,251                   17,019
Apr-03         16,355                   17,365                   17,146
May-03         16,696                   17,771                   17,508
Jun-03         16,560                   17,695                   17,369
Jul-03         16,034                   17,075                   16,821
Aug-03         16,201                   17,203                   16,999
Sep-03         16,611                   17,709                   17,433
Oct-03         16,536                   17,621                   17,358
Nov-03         16,718                   17,804                   17,553
Dec-03         16,856                   17,952                   17,701


CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (45%)
AA                    (23%)
A                      (8%)
BBB                    (9%)
SP1                    (1%)
Cash                   (5%)
Unrated                (9%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year              (10%)
6-10 Years            (10%)
11-20 Years           (66%)
21 + Years            (14%)

--------------------------------------------------------------------------------
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 38.01%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGER
   Patricia Hovanetz, CFA

INCEPTION DATE
   01/12/88


PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 1.36% 1 for the six-month period ended December 31, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index 2 (the Index), which returned 1.45%. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period.
     The volatile interest rate environment was the primary determinant of Fund performance during the period. In keeping with our investment strategy, we maintained the Fund's portfolio duration slightly short of the Index. The Fund underperformed its benchmark primarily due to differences between a specialty state market and the national municipal market.
     The Fund's best performers were lower quality securities, whose prices were changed little over the period. In light of that, income return increased in importance within the total return equation. High coupon, callable long bonds performed better than mid-range maturities having similar durations because investors favored the "kicker bond" structure. Kicker bonds in this case refer to higher coupon (generally 5.0% to 7.5%) bonds with final maturities of three to ten years, which have at the time of purchase call dates inside of 18 months. Once these bonds have passed the first call date, the yield "kicks" to the higher yield to maturity.
     No major shifts were made within the Fund's portfolio and its duration strategy remained slightly short of the benchmark throughout the period. Our goal during the period was to add good quality, higher yielding holdings to the Fund's portfolio as we sought to enhance its yield. However, the Minnesota market had a shortage of municipal securities available and very strong demand, so we had only limited success implementing this strategy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We anticipate that an improving U.S. economy and growing anxiety about future inflation may gradually cause interest rates to rise over the next several months. In the meantime, we expect to seek incremental returns through value-oriented trading and detailed credit analysis within a fairly narrow trading range.

--------------------------------------------------------------------------------
   The views expressed are as of December 31, 2003, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Minnesota Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.
2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------------------

                                                      Including Sales Charge             Excluding Sales Charge
                                                ----------------------------------  ----------------------------------
                                                6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO MINNESOTA
     TAX-FREE FUND - CLASS A                    (3.20)      0.28    4.00    4.90      1.36      5.01    4.96    5.38

   WELLS FARGO MINNESOTA
   TAX-FREE FUND - CLASS B                      (4.02)     (0.77)   3.86    4.60      0.98      4.23    4.20    4.60

   WELLS FARGO MINNESOTA
     TAX-FREE FUND - INSTITUTIONAL CLASS                                              1.49      5.36    5.02    5.41

   BENCHMARK
   LEHMAN BROTHERS MUNICIPAL BOND INDEX 2                                             1.45      5.31    5.83    6.03

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY 4                                                   AA

   WEIGHTED AVERAGE COUPON                                                 5.02%

   WEIGHTED AVERAGE MATURITY                                         12.71 years

   ESTIMATED DURATION                                                 5.21 years

   PORTFOLIO TURNOVER                                                         2%

   NET ASSET VALUE (NAV)
     (CLASS A, B, I)                                      $11.19, $11.19, $11.19

   SEC YIELD 5
     (CLASS A, B, I)                                         3.58%, 3.00%, 4.00%

   DISTRIBUTION RATE 6
     (CLASS A, B, I)                                         3.83%, 3.27%, 4.26%

   TAXABLE EQUIVALENT YIELD 7
     (CLASS A, B, I)                                         5.98%, 5.01%, 6.68%

   ALTERNATIVE MINIMUM TAX (AMT) 8                                         1.08%


   GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

         Wells Fargo Minnesota       Lehman Brothers     Wells Fargo Minnesota
        Tax-Free Fund - Class A   Municipal Bond Index   Tax-Free Fund - Class I
Dec-93        $ 9,550                  $10,000                  $10,000
Jan-94          9,648                   10,114                   10,112
Feb-94          9,392                    9,852                    9,834
Mar-94          9,018                    9,451                    9,452
Apr-94          9,053                    9,531                    9,489
May-94          9,126                    9,614                    9,565
Jun-94          9,063                    9,556                    9,499
Jul-94          9,164                    9,731                    9,596
Aug-94          9,220                    9,765                    9,655
Sep-94          9,069                    9,621                    9,496
Oct-94          8,931                    9,450                    9,351
Nov-94          8,756                    9,279                    9,169
Dec-94          8,977                    9,483                    9,409
Jan-95          9,239                    9,754                    9,675
Feb-95          9,513                   10,038                    9,961
Mar-95          9,591                   10,153                   10,042
Apr-95          9,595                   10,166                   10,047
May-95          9,906                   10,490                   10,373
Jun-95          9,812                   10,399                   10,274
Jul-95          9,866                   10,497                   10,331
Aug-95          9,980                   10,631                   10,450
Sep-95         10,037                   10,698                   10,510
Oct-95         10,207                   10,853                   10,688
Nov-95         10,397                   11,033                   10,887
Dec-95         10,521                   11,139                   11,017
Jan-96         10,584                   11,224                   11,083
Feb-96         10,489                   11,147                   10,994
Mar-96         10,336                   11,005                   10,823
Apr-96         10,301                   10,974                   10,786
May-96         10,299                   10,970                   10,785
Jun-96         10,430                   11,089                   10,922
Jul-96         10,516                   11,189                   11,011
Aug-96         10,485                   11,187                   10,979
Sep-96         10,658                   11,343                   11,160
Oct-96         10,775                   11,471                   11,282
Nov-96         10,965                   11,681                   11,481
Dec-96         10,919                   11,632                   11,434
Jan-97         10,917                   11,654                   11,431
Feb-97         11,002                   11,762                   11,520
Mar-97         10,850                   11,605                   11,361
Apr-97         10,969                   11,703                   11,485
May-97         11,121                   11,879                   11,645
Jun-97         11,230                   12,007                   11,759
Jul-97         11,573                   12,339                   12,118
Aug-97         11,419                   12,223                   11,968
Sep-97         11,571                   12,369                   12,117
Oct-97         11,662                   12,448                   12,212
Nov-97         11,731                   12,521                   12,283
Dec-97         11,919                   12,704                   12,481
Jan-98         12,044                   12,835                   12,612
Feb-98         12,045                   12,839                   12,612
Mar-98         12,049                   12,850                   12,617
Apr-98         11,965                   12,792                   12,529
May-98         12,201                   12,995                   12,776
Jun-98         12,249                   13,045                   12,826
Jul-98         12,265                   13,078                   12,843
Aug-98         12,481                   13,281                   13,081
Sep-98         12,663                   13,447                   13,259
Oct-98         12,577                   13,447                   13,169
Nov-98         12,635                   13,494                   13,231
Dec-98         12,661                   13,527                   13,258
Jan-99         12,779                   13,688                   13,381
Feb-99         12,721                   13,628                   13,320
Mar-99         12,725                   13,647                   13,324
Apr-99         12,761                   13,681                   13,363
May-99         12,684                   13,602                   13,282
Jun-99         12,478                   13,406                   13,066
Jul-99         12,471                   13,454                   13,059
Aug-99         12,266                   13,347                   12,845
Sep-99         12,153                   13,352                   12,726
Oct-99         11,936                   13,208                   12,498
Nov-99         12,047                   13,348                   12,614
Dec-99         11,910                   13,248                   12,471
Jan-00         11,809                   13,189                   12,365
Feb-00         12,052                   13,342                   12,620
Mar-00         12,372                   13,633                   12,955
Apr-00         12,268                   13,553                   12,846
May-00         12,166                   13,482                   12,739
Jun-00         12,476                   13,840                   13,064
Jul-00         12,667                   14,032                   13,264
Aug-00         12,859                   14,248                   13,465
Sep-00         12,790                   14,174                   13,392
Oct-00         12,933                   14,329                   13,542
Nov-00         13,026                   14,437                   13,639
Dec-00         13,396                   14,794                   14,041
Jan-01         13,455                   14,940                   14,089
Feb-01         13,545                   14,988                   14,184
Mar-01         13,654                   15,123                   14,298
Apr-01         13,494                   14,960                   14,130
May-01         13,655                   15,121                   14,298
Jun-01         13,763                   15,223                   14,412
Jul-01         13,989                   15,448                   14,649
Aug-01         14,216                   15,703                   14,886
Sep-01         14,143                   15,650                   14,809
Oct-01         14,305                   15,836                   14,979
Nov-01         14,177                   15,703                   14,846
Dec-01         14,104                   15,554                   14,768
Jan-02         14,265                   15,823                   14,938
Feb-02         14,450                   16,013                   15,131
Mar-02         14,202                   15,699                   14,871
Apr-02         14,446                   16,005                   15,127
May-02         14,532                   16,102                   15,216
Jun-02         14,669                   16,273                   15,361
Jul-02         14,863                   16,483                   15,563
Aug-02         15,030                   16,681                   15,738
Sep-02         15,331                   17,046                   16,068
Oct-02         15,088                   16,763                   15,799
Nov-02         15,004                   16,693                   15,714
Dec-02         15,362                   17,045                   16,078
Jan-03         15,306                   17,002                   16,037
Feb-03         15,549                   17,240                   16,295
Mar-03         15,561                   17,251                   16,311
Apr-03         15,711                   17,365                   16,457
May-03         16,059                   17,771                   16,826
Jun-03         15,914                   17,695                   16,692
Jul-03         15,334                   17,075                   16,086
Aug-03         15,502                   17,203                   16,266
Sep-03         15,939                   17,709                   16,728
Oct-03         15,836                   17,621                   16,624
Nov-03         16,004                   17,804                   16,804
Dec-03         16,131                   17,952                   16,940


CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2003)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (44%)
AA                    (28%)
A                     (10%)
BBB                    (7%)
Cash                   (3%)
Unrated                (8%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year               (4%)
1-5 Years              (7%)
5-10 Years            (20%)
10-20 Years           (58%)
21 + Years            (11%)

--------------------------------------------------------------------------------
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 40.10%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   10/01/96


PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 0.76% 1 for the six-month period ended December 31, 2003, underperforming the Lehman Brothers 3-Year Municipal Bond Index (the
   Index) 2, which returned 0.93%. The Fund distributed $0.15 per share in dividend income and no capital gains during the period.
     Short-term interest rates rose during the reporting period, which negatively affected the Fund's performance because it was managed with a somewhat longer duration than the Index.
     The Fund's holdings in escrowed bonds with active sinking funds made a positive contribution to performance, outperforming the Fund's other holdings in both income and price return. Active sinking fund bonds generally have above average yields and maintain their value when interest rates rise, as their price returns lag changes in the market. In contrast, the Fund's holdings in highly liquid, high quality issuers detracted from performance during the period, as these issues generally have lower yields and their prices move in concert with the market.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     The Fund had substantial asset growth during the period and we elected to invest the new money in securities with shorter durations while maintaining a highly liquid portfolio. We believe that this may position the Fund well in anticipation that an improving economy and growing anxiety about future inflation may cause interest rates to rise by mid-year. Until that time, we expect to continue to seek incremental returns through value-oriented trading and detailed credit analysis within a fairly narrow trading range.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo National Limited Term Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Institutional Class shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
2 The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
------------------------------------------------------------------------------------------------
                                                              6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO NATIONAL LIMITED TERM TAX-FREE FUND               0.76     3.53    4.72    5.62

   BENCHMARK
     LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX 2               0.93     2.68    4.82    5.03

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY 4                                                  AA+

   WEIGHTED AVERAGE COUPON                                                 4.88%

   WEIGHTED AVERAGE MATURITY                                          4.62 years

   ESTIMATED DURATION                                                 3.43 years

   PORTFOLIO TURNOVER                                                        10%

   NET ASSET VALUE (NAV)                                                  $11.02

   SEC YIELD 5                                                             2.25%

   DISTRIBUTION RATE 6                                                     2.50%

   TAXABLE EQUIVALENT YIELD 7                                              3.46%

   ALTERNATIVE MINIMUM TAX (AMT) 8                                         4.09%


GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

         Wells Fargo National Limited     Lehman Brothers 3-Year
         Term Tax-Free Fund - Class I       Municipal Bond Index
Sep-96             $10,000                        $10,000
Oct-96              10,387                         10,070
Nov-96              10,537                         10,165
Dec-96              10,515                         10,170
Jan-97              10,555                         10,214
Feb-97              10,621                         10,265
Mar-97              10,566                         10,211
Apr-97              10,616                         10,255
May-97              10,699                         10,339
Jun-97              10,780                         10,400
Jul-97              10,977                         10,524
Aug-97              10,905                         10,503
Sep-97              10,998                         10,577
Oct-97              11,071                         10,625
Nov-97              11,101                         10,656
Dec-97              11,207                         10,728
Jan-98              11,281                         10,799
Feb-98              11,287                         10,822
Mar-98              11,330                         10,839
Apr-98              11,285                         10,824
May-98              11,414                         10,925
Jun-98              11,455                         10,962
Jul-98              11,488                         11,001
Aug-98              11,619                         11,108
Sep-98              11,715                         11,179
Oct-98              11,736                         11,233
Nov-98              11,756                         11,260
Dec-98              11,799                         11,287
Jan-99              11,896                         11,389
Feb-99              11,879                         11,402
Mar-99              11,875                         11,412
Apr-99              11,904                         11,448
May-99              11,867                         11,432
Jun-99              11,739                         11,363
Jul-99              11,805                         11,420
Aug-99              11,780                         11,433
Sep-99              11,789                         11,477
Oct-99              11,765                         11,478
Nov-99              11,832                         11,529
Dec-99              11,808                         11,510
Jan-00              11,785                         11,531
Feb-00              11,841                         11,568
Mar-00              11,922                         11,628
Apr-00              11,909                         11,629
May-00              11,898                         11,641
Jun-00              12,049                         11,788
Jul-00              12,179                         11,884
Aug-00              12,285                         11,975
Sep-00              12,283                         11,979
Oct-00              12,354                         12,046
Nov-00              12,399                         12,096
Dec-00              12,579                         12,230
Jan-01              12,723                         12,416
Feb-01              12,767                         12,463
Mar-01              12,863                         12,550
Apr-01              12,810                         12,531
May-01              12,930                         12,647
Jun-01              12,999                         12,703
Jul-01              13,132                         12,808
Aug-01              13,278                         12,941
Sep-01              13,335                         13,006
Oct-01              13,419                         13,090
Nov-01              13,324                         13,050
Dec-01              13,269                         13,036
Jan-02              13,427                         13,202
Feb-02              13,570                         13,301
Mar-02              13,310                         13,103
Apr-02              13,583                         13,295
May-02              13,654                         13,373
Jun-02              13,800                         13,488
Jul-02              13,947                         13,593
Aug-02              14,068                         13,680
Sep-02              14,265                         13,788
Oct-02              14,100                         13,791
Nov-02              14,077                         13,716
Dec-02              14,354                         13,914
Jan-03              14,342                         13,957
Feb-03              14,508                         14,048
Mar-03              14,481                         14,031
Apr-03              14,557                         14,069
May-03              14,779                         14,177
Jun-03              14,747                         14,154
Jul-03              14,437                         14,027
Aug-03              14,540                         14,098
Sep-03              14,828                         14,310
Oct-03              14,783                         14,243
Nov-03              14,842                         14,255
Dec-03              14,860                         14,285


CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (59%)
AA                    (19%)
A                     (10%)
BBB                    (8%)
SP1                    (1%)
Cash                   (1%)
Unrated                (2%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year               (4%)
1-5 Years             (58%)
5-10 Years            (34%)
11-20 Years            (4%)

--------------------------------------------------------------------------------
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo National Tax-Free Fund (the Fund) seeks current income exempt from federal income tax.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Stephen Galiani
   Arthur C. Evans

INCEPTION DATE
   08/01/89


PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 1.38% 1 during the six-month period ended December 31, 2003, excluding sales charges, underperforming the Lehman Brothers Municipal Bond Index 2, which returned 1.45%. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period.
     Interest rate volatility was the primary driver of Fund performance during the period. To address volatility concerns, the Fund maintained a shorter duration posture and focused on relative value trading and managing purchases and sales activity. The Fund's holdings in high yielding short-duration securities benefited the Fund's performance during the period of volatile interest rates.
     The Fund's best performers were lower-investment grade holdings that benefited from their higher income levels and positive price performance. Several A- and BBB-rated bonds in the health care and project finance sectors experienced 30 basis points or more of spread compression. On the negative side, the Fund held one multi-family housing revenue bond that was downgraded to B during the period, leading to a significant drop in price. Additionally, one toll road revenue bond issue also suffered negative returns. We will continue to monitor both of these positions closely.
     Our strategy remained consistent during the period: targeting a defensive posture while concentrating on capturing relative value opportunities in a volatile interest rate environment. The majority of the Fund's trades were made to sell some of the Fund's lower-investment grade holdings at narrow credit spreads, and invest the proceeds in new issues with more attractive spread premiums. Overall, the Fund reduced its allocation to A- and BBB-rated securities by approximately 5%, in favor of AAA- and AA-rated securities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We anticipate that an improving U.S. economy and growing anxiety about future inflation could gradually cause interest rates to rise over the next several months, particularly if the domestic employment figures signal clear evidence of an economic recovery. In the meantime, we intend to look for opportunities to derive incremental returns through continued value-oriented trading within a fairly narrow trading range.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo National Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses. For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. For Class C shares, the maximum front-end sales charge is 1.00% and the maximum CDSC is 1.00%. Effective February 1, 2004, the 1.00% front-end sales charge for Class C shares will be eliminated. Performance including sales charge assumes the maximum sales charge for the period shown. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------------------

                                                      Including Sales Charge             Excluding Sales Charge
                                                ----------------------------------  ----------------------------------
                                                6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO NATIONAL
     TAX-FREE FUND - CLASS A                    (3.18)     (0.30)   3.77    5.10      1.38      4.40    4.73    5.59

   WELLS FARGO NATIONAL
     TAX-FREE FUND - CLASS B                    (3.90)     (1.38)   3.63    4.81      1.10      3.62    3.97    4.81

   WELLS FARGO NATIONAL
     TAX-FREE FUND - CLASS C                    (0.99)      1.59    3.74    4.69      1.01      3.62    3.95    4.80

   WELLS FARGO NATIONAL
   TAX-FREE FUND - INSTITUTIONAL CLASS                                                1.61      4.66    4.92    5.68

   BENCHMARK
   LEHMAN BROTHERS MUNICIPAL BOND INDEX 2                                             1.45      5.31    5.83    6.03

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
   AVERAGE CREDIT QUALITY 4                                                   AA

   WEIGHTED AVERAGE COUPON                                                 5.03%

   WEIGHTED AVERAGE MATURITY                                         15.31 years

   ESTIMATED DURATION                                                 6.72 years

   PORTFOLIO TURNOVER                                                        30%

   NET ASSET VALUE (NAV)
     (CLASS A, B, C, I)                           $10.44, $10.45, $10.44, $10.45

   SEC YIELD 5
     (CLASS A, B, C, I)                               4.08%, 3.53%, 3.49%, 4.52%

   DISTRIBUTION RATE 6
     (CLASS A, B, C, I)                               4.11%, 3.55%, 3.52%, 4.54%

   TAXABLE EQUIVALENT YIELD 7
     (CLASS A, B, C, I)                               6.28%, 5.43%, 5.37%, 6.95%

   ALTERNATIVE MINIMUM TAX (AMT) 8                                         13.0%


GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

         Wells Fargo National       Lehman Brothers        Wells Fargo National
       Tax-Free Fund - Class A    Municipal Bond Index   Tax-Free Fund - Class I
Dec-93        $ 9,550                  $10,000                  $10,000
Jan-94          9,686                   10,114                   10,133
Feb-94          9,409                    9,852                    9,842
Mar-94          9,025                    9,451                    9,441
Apr-94          9,113                    9,531                    9,534
May-94          9,176                    9,614                    9,600
Jun-94          9,144                    9,556                    9,565
Jul-94          9,275                    9,731                    9,703
Aug-94          9,311                    9,765                    9,740
Sep-94          9,184                    9,621                    9,618
Oct-94          9,061                    9,450                    9,479
Nov-94          8,889                    9,279                    9,309
Dec-94          9,086                    9,483                    9,515
Jan-95          9,327                    9,754                    9,757
Feb-95          9,558                   10,038                   10,009
Mar-95          9,617                   10,153                   10,071
Apr-95          9,640                   10,166                   10,084
May-95          9,949                   10,490                   10,408
Jun-95          9,856                   10,399                   10,311
Jul-95          9,941                   10,497                   10,399
Aug-95         10,049                   10,631                   10,523
Sep-95         10,106                   10,698                   10,583
Oct-95         10,245                   10,853                   10,728
Nov-95         10,485                   11,033                   10,969
Dec-95         10,618                   11,139                   11,107
Jan-96         10,708                   11,224                   11,213
Feb-96         10,629                   11,147                   11,119
Mar-96         10,491                   11,005                   10,974
Apr-96         10,465                   10,974                   10,959
May-96         10,476                   10,970                   10,959
Jun-96         10,563                   11,089                   11,062
Jul-96         10,700                   11,189                   11,204
Aug-96         10,677                   11,187                   11,169
Sep-96         10,819                   11,343                   11,329
Oct-96         10,968                   11,471                   11,484
Nov-96         11,149                   11,681                   11,663
Dec-96         11,121                   11,632                   11,634
Jan-97         11,141                   11,654                   11,666
Feb-97         11,242                   11,762                   11,760
Mar-97         11,077                   11,605                   11,588
Apr-97         11,195                   11,703                   11,711
May-97         11,359                   11,879                   11,895
Jun-97         11,476                   12,007                   12,017
Jul-97         11,833                   12,339                   12,391
Aug-97         11,690                   12,223                   12,229
Sep-97         11,843                   12,369                   12,400
Oct-97         11,928                   12,448                   12,478
Nov-97         12,025                   12,521                   12,591
Dec-97         12,263                   12,704                   12,828
Jan-98         12,362                   12,835                   12,944
Feb-98         12,351                   12,839                   12,933
Mar-98         12,369                   12,850                   12,951
Apr-98         12,255                   12,792                   12,832
May-98         12,533                   12,995                   13,111
Jun-98         12,584                   13,045                   13,164
Jul-98         12,602                   13,078                   13,183
Aug-98         12,835                   13,281                   13,439
Sep-98         13,030                   13,447                   13,644
Oct-98         12,961                   13,447                   13,571
Nov-98         13,048                   13,494                   13,649
Dec-98         13,052                   13,527                   13,667
Jan-99         13,190                   13,688                   13,798
Feb-99         13,103                   13,628                   13,707
Mar-99         13,095                   13,647                   13,712
Apr-99         13,146                   13,681                   13,766
May-99         13,039                   13,602                   13,640
Jun-99         12,818                   13,406                   13,409
Jul-99         12,812                   13,454                   13,403
Aug-99         12,631                   13,347                   13,226
Sep-99         12,560                   13,352                   13,153
Oct-99         12,364                   13,208                   12,948
Nov-99         12,511                   13,348                   13,090
Dec-99         12,350                   13,248                   12,924
Jan-00         12,189                   13,189                   12,770
Feb-00         12,398                   13,342                   12,978
Mar-00         12,730                   13,633                   13,342
Apr-00         12,659                   13,553                   13,255
May-00         12,548                   13,482                   13,155
Jun-00         12,883                   13,840                   13,508
Jul-00         13,129                   14,032                   13,754
Aug-00         13,336                   14,248                   13,988
Sep-00         13,234                   14,174                   13,883
Oct-00         13,376                   14,329                   14,021
Nov-00         13,476                   14,437                   14,141
Dec-00         13,931                   14,794                   14,621
Jan-01         14,021                   14,940                   14,704
Feb-01         14,078                   14,988                   14,766
Mar-01         14,182                   15,123                   14,892
Apr-01         14,011                   14,960                   14,700
May-01         14,143                   15,121                   14,856
Jun-01         14,287                   15,223                   14,994
Jul-01         14,531                   15,448                   15,253
Aug-01         14,789                   15,703                   15,527
Sep-01         14,749                   15,650                   15,488
Oct-01         14,897                   15,836                   15,661
Nov-01         14,745                   15,703                   15,503
Dec-01         14,581                   15,554                   15,319
Jan-02         14,761                   15,823                   15,511
Feb-02         14,920                   16,013                   15,695
Mar-02         14,667                   15,699                   15,433
Apr-02         14,876                   16,005                   15,639
May-02         14,983                   16,102                   15,754
Jun-02         15,133                   16,273                   15,930
Jul-02         15,358                   16,483                   16,169
Aug-02         15,525                   16,681                   16,348
Sep-02         15,823                   17,046                   16,664
Oct-02         15,543                   16,763                   16,356
Nov-02         15,467                   16,693                   16,280
Dec-02         15,755                   17,045                   16,602
Jan-03         15,652                   17,002                   16,481
Feb-03         15,890                   17,240                   16,735
Mar-03         15,861                   17,251                   16,709
Apr-03         15,983                   17,365                   16,840
May-03         16,290                   17,771                   17,167
Jun-03         16,223                   17,695                   17,100
Jul-03         15,741                   17,075                   16,596
Aug-03         15,862                   17,203                   16,727
Sep-03         16,247                   17,709                   17,137
Oct-03         16,157                   17,621                   17,045
Nov-03         16,325                   17,804                   17,225
Dec-03         16,447                   17,952                   17,375


CREDIT QUALITY 3,4 (as of December 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (38%)
AA                    (20%)
A                      (8%)
BBB                   (11%)
BB/Ba                  (3%)
B                      (2%)
SP1                    (3%)
Unrated               (15%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year               (7%)
2-5 Years              (2%)
6-10 Years             (7%)
11-20 Years           (56%)
21 + Years            (28%)


2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the federal income tax rate of 35.00%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER
   Wells Fargo Funds Management, LLC

SUB-ADVISER
   Wells Capital Management Incorporated

FUND MANAGERS
   Patricia D. Hovanetz, CFA
   Arthur C. Evans

INCEPTION DATE
   8/31/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 1.20% 1 for the six-month period ended December 31, 2003, underperforming its benchmark, the Lehman Brothers Municipal Bond Index 2 (the Index), which returned 1.45% during the period. The Fund distributed $0.19 per share in dividend income and $0.07 capital gains during the period.
     The volatile interest rate environment drove Fund performance during the period. We maintained a portfolio duration for the Fund that was slightly short of the duration maintained by the Index. This strategy negatively impacted the Fund's performance, compared to the Index, in a declining interest rate environment.
     During the period, the best performers for the Fund were lower quality securities. With little change in interest rates, income return was more important than price return. Premium, callable long bonds performed better than mid-range maturities with similar durations because investors favored the "kicker bond" structure. Kicker bonds in this case refer to higher coupon (generally 5.0% to 7.5%) bonds with final maturities of three to ten years, which have at the time of purchase call dates inside of 18 months. Once these bonds have passed the first call date, the yield "kicks" to the higher yield to maturity. We made no major shifts within the Fund's portfolio during the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We expect that over the next several months, the U.S. economy may improve and anxiety about future inflation may increase, putting upward pressure on interest rates. This view is bolstered by our belief that the Federal Reserve Board may raise interest rates by mid-year. In the meantime, we plan to seek incremental returns for the Fund through value-oriented trading and detailed credit analysis within a fairly narrow trading range.

--------------------------------------------------------------------------------
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Nebraska Tax-Free Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at the Funds' Web site - www.wellsfargofunds.com. The Fund's Adviser has committed through October 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
   Performance shown for the periods prior to September 29, 1997, reflects the performance of the predecessor common trust fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Act and the Internal Revenue Code, which, if applicable may have adversely affected the performance results. On September 29, 1997, the common trust fund was reorganized as the Wells Fargo predecessor Great Plains Tax-Free Bond Fund and on September 11, 2000, became the Nebraska Tax-Free Fund.
   Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29, 1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plains Tax-Free Bond Fund. Institutional Class shares are sold without sales charges.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
------------------------------------------------------------------------------------------------
                                                              6-Months*  1-Year  5-Year  10-Year
   WELLS FARGO NEBRASKA TAX-FREE FUND                            1.20     4.21    5.00    4.79

   BENCHMARK
     LEHMAN BROTHERS MUNICIPAL BOND INDEX 2                      1.45     5.31    5.83    6.03

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
AVERAGE CREDIT QUALITY 4                                                     AA+

WEIGHTED AVERAGE COUPON                                                    5.34%

WEIGHTED AVERAGE MATURITY                                            11.78 years

ESTIMATED DURATION                                                    4.92 years

PORTFOLIO TURNOVER                                                            4%

NET ASSET VALUE (NAV)                                                     $10.30

SEC YIELD 5                                                                3.54%

DISTRIBUTION RATE 6                                                        3.81%

TAXABLE EQUIVALENT YIELD 7                                                 5.85%

ALTERNATIVE MINIMUM TAX (AMT) 8                                            7.27%


GROWTH OF $10,000 INVESTMENT 9
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

        Wells Fargo Nebraska        Lehman Brothers
       Tax Free Fund - Class I    Municipal Bond Index
Dec-93        $10,000                  $10,000
Jan-94         10,083                   10,114
Feb-94          9,941                    9,852
Mar-94          9,657                    9,451
Apr-94          9,722                    9,531
May-94          9,749                    9,614
Jun-94          9,739                    9,556
Jul-94          9,805                    9,731
Aug-94          9,852                    9,765
Sep-94          9,773                    9,621
Oct-94          9,695                    9,450
Nov-94          9,597                    9,279
Dec-94          9,703                    9,483
Jan-95          9,859                    9,754
Feb-95         10,044                   10,038
Mar-95         10,152                   10,153
Apr-95         10,180                   10,166
May-95         10,397                   10,490
Jun-95         10,377                   10,399
Jul-95         10,485                   10,497
Aug-95         10,574                   10,631
Sep-95         10,612                   10,698
Oct-95         10,681                   10,853
Nov-95         10,780                   11,033
Dec-95         10,829                   11,139
Jan-96         10,929                   11,224
Feb-96         10,917                   11,147
Mar-96         10,812                   11,005
Apr-96         10,779                   10,974
May-96         10,778                   10,970
Jun-96         10,838                   11,089
Jul-96         10,919                   11,189
Aug-96         10,938                   11,187
Sep-96         11,009                   11,343
Oct-96         11,081                   11,471
Nov-96         11,237                   11,681
Dec-96         11,193                   11,632
Jan-97         11,244                   11,654
Feb-97         11,327                   11,762
Mar-97         11,229                   11,605
Apr-97         11,248                   11,703
May-97         11,365                   11,879
Jun-97         11,471                   12,007
Jul-97         11,653                   12,339
Aug-97         11,585                   12,223
Sep-97         11,695                   12,369
Oct-97         11,736                   12,448
Nov-97         11,777                   12,521
Dec-97         11,915                   12,704
Jan-98         12,005                   12,835
Feb-98         12,008                   12,839
Mar-98         12,004                   12,850
Apr-98         11,951                   12,792
May-98         12,102                   12,995
Jun-98         12,119                   13,045
Jul-98         12,149                   13,078
Aug-98         12,313                   13,281
Sep-98         12,428                   13,447
Oct-98         12,435                   13,447
Nov-98         12,464                   13,494
Dec-98         12,508                   13,527
Jan-99         12,625                   13,688
Feb-99         12,566                   13,628
Mar-99         12,561                   13,647
Apr-99         12,592                   13,681
May-99         12,525                   13,602
Jun-99         12,367                   13,406
Jul-99         12,424                   13,454
Aug-99         12,380                   13,347
Sep-99         12,372                   13,352
Oct-99         12,290                   13,208
Nov-99         12,398                   13,348
Dec-99         12,341                   13,248
Jan-00         12,271                   13,189
Feb-00         12,405                   13,342
Mar-00         12,595                   13,633
Apr-00         12,523                   13,553
May-00         12,465                   13,482
Jun-00         12,760                   13,840
Jul-00         12,912                   14,032
Aug-00         13,052                   14,248
Sep-00         12,981                   14,174
Oct-00         13,110                   14,329
Nov-00         13,185                   14,437
Dec-00         13,497                   14,794
Jan-01         13,602                   14,940
Feb-01         13,661                   14,988
Mar-01         13,753                   15,123
Apr-01         13,624                   14,960
May-01         13,742                   15,121
Jun-01         13,831                   15,223
Jul-01         13,991                   15,448
Aug-01         14,165                   15,703
Sep-01         14,130                   15,650
Oct-01         14,265                   15,836
Nov-01         14,148                   15,703
Dec-01         14,054                   15,554
Jan-02         14,233                   15,823
Feb-02         14,379                   16,013
Mar-02         14,149                   15,699
Apr-02         14,399                   16,005
May-02         14,493                   16,102
Jun-02         14,615                   16,273
Jul-02         14,812                   16,483
Aug-02         14,979                   16,681
Sep-02         15,305                   17,046
Oct-02         15,023                   16,763
Nov-02         14,943                   16,693
Dec-02         15,315                   17,045
Jan-03         15,221                   17,002
Feb-03         15,432                   17,240
Mar-03         15,454                   17,251
Apr-03         15,550                   17,365
May-03         15,887                   17,771
Jun-03         15,771                   17,695
Jul-03         15,219                   17,075
Aug-03         15,377                   17,203
Sep-03         15,785                   17,709
Oct-03         15,682                   17,621
Nov-03         15,853                   17,804
Dec-03         15,960                   17,952


CREDIT QUALITY 3,4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

AAA                   (51%)
AA                    (35%)
A                      (7%)
Cash                   (5%)
Unrated                (2%)


MATURITY DISTRIBUTION 3 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

0-1 Year               (2%)
2-5 Years              (9%)
6-10 Years            (18%)
11-20 Years           (64%)
21 + Years             (7%)

2 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.
3  Portfolio holdings and characteristics are subject to change.
4 The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard and Poor's is a trademark of McGraw-Hill, Inc. and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
5 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 39.45%. Any capital gains distributions may be taxable.
8 The value of the securities subject to the AMT is represented as a percentage of net assets.
9 The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
SHARES      SECURITY NAME                                                                                                  VALUE
INVESTMENT COMPANIES - 0.54%
    35,000  BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                                $    598,150

TOTAL INVESTMENT COMPANIES (COST $594,132)                                                                                   598,150
                                                                                                                        ------------

PRINCIPAL                                                                                  INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS - 97.73%

CALIFORNIA - 94.91%
$  840,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO ASSOCIATES-SERIES C
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  4.00%      03/01/2008       856,187

   250,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATION EPISCOPAL HOMES FOUNDATION
            PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                          5.00       07/01/2005       257,577

 1,100,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES FOUNDATION
            PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                          5.00       07/01/2007     1,152,800

 1,105,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES FOUNDATION
            PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                          5.00       07/01/2008     1,155,421

   600,000  ABAG FINANCING AUTHORITY CALIFORNIA REVENUE ODD FELLOWS HOME OF CALIFORNIA-SERIES A
            (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                                  5.00       11/15/2009       648,696

   180,000  ABAG FINANCING AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD UNIVERSITY HOSPITAL
            (OTHER REVENUE LOC)                                                                  5.50       11/01/2013       191,281

 1,230,000  ACALANES UNION HIGH SCHOOL DISTICT CA ELECTION OF 2001 SERIES A FGIC INSURED
            (PROPERTY TAX REVENUE LOC)                                                           2.97^      08/01/2009     1,043,434

   210,000  ALAMEDA CA COMMUNITY IMPORTT COMMON TAX ALLOCATION REFERENCE-BUSINESS &
            WATERFRONT-C (TAX ALLOCATION REVENUE LOC)                                            4.25       02/01/2009       227,657

   215,000  ALAMEDA CALIFORNIA COMMUNITY IMPORT COMMON TAX ALLOCATION REFERENCE-BUSINESS &
            WATERFRONT-C (TAX ALLOCATION REVENUE LOC)                                            4.25       02/01/2010       232,359

   490,000  ALHAMBRA CA REDEVELOPMENT AGENCY PROJECT FSA INSURED(TAX ALLOCATION REVENUE LOC)     4.00       05/01/2007       523,962

 3,000,000  BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO EXTENTION FTA CAPITAL GRANT
            SERIES A AMBAC INSURED (STATE & LOCAL GOVERNMENTS LOC)                               4.88       06/15/2009     3,047,970

 4,500,000  BAY AREA CA TOLL AUTHORITY VAR SAN FRANCISCO BAY AREA SERIES C AMBAC INSURED
            (TOLL ROAD REVENUE LOC)+/-                                                           1.05       04/01/2025     4,500,000

   250,000  BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION OF 2000 MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           7.00       08/01/2004       258,620

   310,000  CALIFORNIA COUNTY CA TOBACCO SECURITIZATION AGENCY ALAMEDA COUNTY
            (OTHER REVENUE LOC)                                                                  2.70       06/01/2004       308,655

   505,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY UNIVERSITY OF THE PACIFIC
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 4.10       11/01/2010       535,002

   480,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY POOLED COLLEGE & UNIVERSITY PROJECT
            SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                                        4.50       04/01/2006       509,645

   200,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY POOLED COLLEGE & UNIVERSITY UNIVERSITY
            PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                                4.30       04/01/2004       201,534

   395,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY SOUTHWESTERN UNIVERSITY
            (EDUCATIONAL FACILITIES REVENUE LOC)                                                 1.50       11/01/2004       395,162

   420,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY SOUTHWESTERN UNIVERSITY
            (EDUCATIONAL FACILITIES REVENUE LOC)                                                 2.40       11/01/2007       417,858

   860,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY SO CALIFORNIA
            (EDUCATIONAL FACILITIES REVENUE LOC)                                                 5.00       10/01/2004       885,361

   850,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CATHOLIC HEALTHCARE WEST SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       07/01/2006       894,642

 1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PRESBYTERIAN HOSPITAL MBIA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50       05/01/2007     1,115,170

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$  385,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE PARADISE VALLEY ESTATES
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  4.50%      01/01/2007  $    405,070

 1,000,000  CALIFORNIA HOUSING FINANCE AGENCY REVENUE HOME MORTGAGE-SERIES L
            (HOUSING REVENUE LOC)                                                                5.35       08/01/2017     1,054,820

   765,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING AUTHORITY SERIES A
            (OTHER REVENUE LOC)                                                                  4.00       03/01/2007       813,325

   950,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING AUTHORITY SERIES A
            (OTHER REVENUE LOC)                                                                  5.00       03/01/2010     1,060,570

 1,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES Q (WATER REVENUE LOC)          5.70       12/01/2006     1,130,160

   660,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES WTR SYS-J-1 UNREFUNDED
            (WATER REVENUE LOC)                                                                  7.00       12/01/2011       834,940

   600,000  CALIFORNIA STATE FACILITIES FINANCING AUTHORITY CASA COLINA PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50       04/01/2013       631,626

   750,000  CALIFORNIA STATE FACILITIES FINANCING THE EPISCOPAL HOME CA MTG INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       02/01/2008       805,822

   500,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS SERIES A
            (LEASE REVENUE LOC)                                                                  4.60       10/01/2006       528,815

 1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS SERIES C
            (LEASE REVENUE LOC)                                                                  5.25       11/01/2008     1,369,712

   500,000  CALIFORNIA STATE PUBLIC WORKS BOARD REGENTS UNIVERSITY CALIFORNIA SERIES B
            AMBAC-TCRS-BNY INSURED (LEASE REVENUE LOC)                                           5.25       11/01/2011       557,660

   500,000  CALIFORNIA STATE PUBLIC WORKS BOARD SERIES A VARIOUS CALIFORNIA STATE UNIVERSITY
            PROJECTS (LEASE REVENUE LOC)                                                         6.13       10/01/2007       525,695

   100,000  CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES CALIFORNIA STATE UNIVERSITY SERIES A
            (LEASE REVENUE LOC)                                                                  5.50       10/01/2010       111,404

 1,125,000  CALIFORNIA STATE PUBLIC WORKS BOARD VARIOUS UNIVERSITY CALIFORNIA PROJECTS SERIES A
            (LEASE REVENUE LOC)                                                                  5.50       06/01/2010     1,287,101

   745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED AUXILIARY ORGANIZATION
            EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)                                    5.00       07/01/2010       789,022

 1,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY DISPOSAL REPUBLIC SERVICES
            SERIES A (SOLID WASTE REVENUE LOC)                                                   4.95       12/01/2012     1,494,600

 1,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY IRVINE APARTMENT
            COMMUNITIES SERIES A3 (HOUSING REVENUE LOC)+/-                                       5.10       05/15/2025     1,058,900

 1,200,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY QUAIL RIDGE APARTMENTS
            SERIES E1 (HOUSING REVENUE LOC)                                                      4.25       07/01/2012     1,219,704

   500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY VAN KAISER PERMANENTE
            SERIES E (HEALTHCARE FACILITIES REVENUE LOC)+/-                                      4.70       11/01/2036       526,985

 1,390,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTORITY SHERMAN OAKS PROJECT
            SERIES A AMBAC CA MTG INSURED (OTHER REVENUE LOC)                                    5.50       08/01/2011     1,562,388

   100,000  CALIPATRIA CA UNIFIED SCHOOL DISTRICT ELECTION 1995 SERIES C ACA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           2.38       08/01/2004       100,456

   200,000  CENTRAL UNION HIGH SCHOOL DISTRICT IMPERIAL COUNTY CA FGIC INSURED
            (PROPERTY TAX REVENUE LOC)                                                           3.00       08/01/2004       202,280

 1,000,000  CENTRAL VALLEY FINANCING AUTHORITY CARSON ICE GENERAL PROJECT MBIA INSURED
            (ELECTRIC REVENUE LOC)                                                               5.25       07/01/2010     1,120,690

   350,000  CITY OF ALAMEDA CA (LEASE REVENUE LOC)                                               2.25       05/01/2004       351,172

   195,000  CITY OF FREEMONT CALIFORNIA ELECTION OF 2002 SERIES A MBIA INSURED(PROPERTY
            TAX REVENUE LOC)                                                                     7.00       08/01/2008       235,090

   240,000  CITY OF FREMONT CALIFORNIA ELECTION OF 2002 SERIES A MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           6.75       08/01/2010       295,541

 1,025,000  CITY OF LOS ANGELES CA POWER SYSTEM SERIES ASUBSERIES A1 (ELECTRIC REVENUE LOC)      5.00       07/01/2009     1,152,551

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$1,500,000  CITY OF LOS ANGELES CA POWER SYSTEMS SERIES AA1 (WATER REVENUE LOC)                  5.25%      07/01/2004  $  1,531,110

 2,000,000  CITY OF LOS ANGELES CA SERIES A (PROPERTY TAX REVENUE LOC)                           5.00       09/01/2008     2,245,420

 1,500,000  CITY OF NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C
            (HEALTHCARE FACILITIES REVENUE LOC)+/-                                               0.82       10/01/2026     1,500,000

   610,000  CITY OF VERNON CA MALBURG GENERATING STATION PROJECT (ELECTRIC REVENUE LOC)          5.00       04/01/2012       633,540

   750,000  CONTRA COSTA CA WATER DISTRICT SERIES J FGIC INSURED (WATER REVENUE LOC)             5.13       10/01/2010       847,522

 1,500,000  CONTRA COSTA CA WATER DISTRICT SERIES K FSA INSURED (WATER REVENUE LOC)              5.00       10/01/2009     1,698,345

 1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT MBIA INSURED
            (LEASE REVENUE LOC)                                                                  5.25       11/01/2010     1,121,630

   500,000  COUNTY OF ALAMEDA CA SANTA RITA JAIL PROJECT AMBAC INSURED (LEASE REVENUE LOC)       5.25       06/01/2008       559,305

   500,000  CSUCI CA FINANCING AUTHORITY RENTAL HOUSING CITIBANK INSURED
            (COLLEGE AND UNIVERSITY REVENUE LOC)+/-                                              3.38       08/01/2031       506,240

   235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY SERIES A FRANCISCAN ACQUISITION
            PROJECT (HOUSING REVENUE LOC)                                                        5.00       12/15/2010       247,742

   650,000  EAST BAY DELTA CA HOUSING & FINANCE AGENCY LEASE PURCHASE PROJECT SERIES A MBIA
            CAHLIF (HOUSING REVENUE LOC)                                                         4.25       06/01/2005       677,488

   205,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY SERIES A AMBAC INSURED
            (OTHER REVENUE LOC)                                                                  5.00       09/01/2006       208,325

   625,000  FONTANA CA REDEVELOPMENT AGENCY JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        4.75       10/01/2004       638,962

   250,000  FONTANA CA REDEVELOPMENT AGENCY JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.00       10/01/2007       269,810

 1,000,000  FOOTHILL EASTERN TRANSPORTATION CORRIDOR AGENCY CA SENIOR LIEN SERIES A
            (TOLL ROAD REVENUE LOC)                                                              6.50       01/01/2007     1,139,500

   760,000  GLENDALE CA COMMUNITY COLLEGE DISTRICT CAP APPRECIATION FGIC INSURED
            (PROPERTY TAX REVENUE LOC)                                                           2.63^      08/01/2008       674,135

   250,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION TOBACCO SETTLEMENT ENHANCED
            ASSET BACKED SERIES B (OTHER REVENUE LOC)                                            5.00       06/01/2009       268,350

   380,000  HEMET CA UNIFIED SCHOOL DISTRICT ELECTION SERIES B MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.50       08/01/2005       405,380

   395,000  HEMET CA UNIFIED SCHOOL DISTRICT ELECTION SERIES B MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.50       08/01/2006       434,492

   300,000  KERN VALLEY CA HEALTHCARE DISTRICT CA MTG INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  3.75       08/01/2008       305,067

   395,000  KERN VALLEY HEALTHCARE DISTRICT CALIFORNIA REV CA MTG INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  3.00       08/01/2006       400,123

   500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY SPECIAL TAX HORSETHIEF CANYON
            (SPECIAL TAX REVENUE LOC)                                                            5.35       09/01/2010       537,645

   460,000  LIVERMORE VALLEY CA JOINT UNIFIED SCHOOL DISTRICT ELECTION OF 1999 MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           4.00       08/01/2004       467,912

   800,000  LONG BEACH CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           2.50       05/01/2004       803,712

 1,000,000  LOS ANGELAS CA CONVENTION & EXHIBITION CENTER AUTHORITY SERIES A AMBAC INSURED       5.00       08/15/2008     1,121,460

 1,000,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES A FSA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.00       08/01/2006     1,087,900

   715,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LA INTERNATIONAL AIRPORT SERIES D
            (AIRPORT REVENUE LOC)                                                                5.30       05/15/2004       725,968

   230,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER PREREFUNDED MBIA IBC BANK OF
            NEW YORK INSURED ESCROWED TO MATURITY (ELECTRIC REVENUE LOC)                         4.75       08/15/2011       235,163

 1,500,000  LOS ANGELES CA UNION SCHOOL DISTRICT SERIES B (PROPERTY TAX REVENUE LOC)             5.38       07/01/2013     1,717,965

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$  280,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY PROPOSITION C 2ND
            SERIES A AMBAC INSURED (SALES TAX REVENUE LOC)                                       5.90%      07/01/2005  $    299,463

   920,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY SERIES A REGULAR PARK &
            OPEN SPACE DISTRICT. (SPECIAL TAX REVENUE LOC)                                       5.50       10/01/2010     1,033,960

   500,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA CA SERIES C (WATER REVENUE LOC)+/-   1.15       07/01/2027       500,000

 1,000,000  MORENO VALLEY CA UNIFIED SCHOOL DISTRICT FSA INSURED (LEASE REVENUE LOC)             5.25       03/01/2011     1,062,780

 1,825,000  NORTHERN CALIFORNIA POWER AGENCY UNREFUNDED BALANCE SERIES A AMBAC INSURED
            (ELECTRIC REVENUE LOC)                                                               5.80       07/01/2009     2,125,140

   250,000  OAK GROVE CA SCHOOL DISTRICT ELECTION OF 1995 FGIC INSURED
            (PROPERTY TAX REVENUE LOC)                                                           7.70       08/01/2004       259,548

 1,000,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION CENTERS
            AMBAC INSURED (LEASE REVENUE LOC)                                                    5.00       10/01/2005     1,064,150

   930,000  OAKLAND CALIF REDEVELOPMENT AGENCY CENTRAL DISTRICT REDEVELOPMENT SR TAX ALLOCATION
            AMBAC INSURED (TAX ALLOCATION REVENUE LOC)                                           6.00       02/01/2007     1,047,013

   590,000  ONTARIO CA REDEVELOPMENT FING AUTHORITY REVENUE ONTARIO REDEVELOPMENT PROJECT
            NO.1 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)                                      6.90       08/01/2010       730,532

 1,000,000  ORANGE COUNTY CA SERIES A MBIA INSURED (LEASE REVENUE LOC)                           5.60       07/01/2009     1,107,170

   100,000  PALO ALTO CA SERIES A (SEWER REVENUE LOC)                                            5.80       06/01/2005       103,877

   100,000  PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA LINDA SCHOOL MBIA INSURED
            (LEASE REVENUE LOC)                                                                  5.10       08/01/2006       100,320

   515,000  PORT OF OAKLAND CA SERIES H MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)             5.00       11/01/2005       547,012

 1,000,000  PORT OF OAKLAND CA SERIES K FGIC INSURED (HARBOR DEPARTMENT REVENUE LOC)             5.50       11/01/2009     1,137,990

   820,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        4.00       09/01/2005       850,299

   885,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        4.00       09/01/2008       923,241

   825,000  RIALTO REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        4.50       09/01/2012       855,962

   545,000  RIVERSIDE CA REDEVELOPMENT AGENCY SERIES AAMBAC INSURED
            (TAX INCREMENTAL REVENUE LOC)                                                        2.00       10/01/2004       548,608

 1,300,000  SACRAMENTO CA COGENERATION AUTHORITY PROCTOR AND GAMBLE PROJECT PREREFUNDED
            (ELECTRIC REVENUE LOC)                                                               6.50       07/01/2005     1,427,036

   985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY AMBAC INSURED (SOLID WASTE REVENUE LOC)      5.00       08/01/2012     1,075,453

   210,000  SAN BERNADINO COUNTY CA MEDICAL CENTRE FING PROJECT SERIES A AMBIA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.75       08/01/2006       232,040

   305,000  SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SERIES A MBIA INSURED
            (SALES TAX REVENUE LOC)                                                              5.00       03/01/2004       307,010

   345,000  SAN DIEGO CA REDEVELOPMENT AGENCY CENTRE CITY SUBSIDIZE PARKING SERIES B
            (PARKING FACILITIES REVENUE LOC)                                                     3.00       09/01/2005       352,107

   315,000  SAN DIEGO CA REDEVELOPMENT AGENCY CENTRE CITY SUBSIDIZED PARKING SERIES B
            (PARKING FACILITIES REVENUE LOC)                                                     3.00       09/01/2004       318,352

 2,000,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMON CLEAN WATER REFERENCE SERIES A
            (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                           5.00       10/01/2009     2,264,460

 1,090,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES ISSUE 13B
            MBIA INSURED (AIRPORT REVENUE LOC)                                                   8.00       05/01/2005     1,182,748

 1,110,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES ISSUE 14A
            MBIA INSURED (AIRPORT REVENUE LOC)                                                   8.00       05/01/2007     1,263,324

   650,000  SAN FRANCISCO CITY & COUNTY CA AIRPORTS COMMISSION SECOND SERIES ISSUE 14A
            MBIA INSURED (AIRPORT REVENUE LOC)                                                   8.00       05/01/2005       705,309

   100,000  SAN FRANCISCO CITY & COUNTY CA CITY HALL IMPROVEMENT PROJECT SERIES A FGIC INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.10       06/15/2006       103,741

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE    VALUE
CALIFORNIA (continued)
$  680,000  SAN FRANCISCO CITY & COUNTY CA SERIES 1 FGIC INSURED (PROPERTY TAX REVENUE LOC)      5.75%      06/15/2007  $    768,590

   575,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A (SPECIAL TAX REVENUE LOC) 3.00       09/01/2004       579,583

   275,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A (SPECIAL TAX REVENUE LOC) 3.85       09/01/2009       280,508

   590,000  SAN JOAQUIN CA AREA FLOOD CONTROL AGENCY FLOOD PROTECTION RESTORATION FSA INSURED
            (SPECIAL FACILITIES REVENUE LOC)                                                     3.00       09/02/2004       597,700

   585,000  SAN JUAN CA UNIFIED SCHOOL DISTRICT CAP APPREC-ELECTION OF 1998-B MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           2.97^      08/01/2009       496,267

   565,000  SANTA ANA CA UNIFIED SCHOOL DISTRICT ELECTION 1999 SERIES B FGIC INSURED
            (PROPERTY TAX REVENUE LOC)                                                           1.54^      08/01/2005       551,468

   825,000  SANTA MONICA CA REDEVELOPMENT AGENCY OCEAN PARK REDEVELOPMENT PROJECT
            (TAX INCREMENTAL REVENUE LOC)                                                        4.70       07/01/2012       888,443

   325,000  SANTA ROSA CA HIGH SCHOOL DISTRICT FGIC INSURED (PROPERTY TAX REVENUE LOC)           6.75       05/01/2007       337,402

 1,250,000  SOUTH ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY FOOTHILL AREA SERIES C FGIC INSURED
            (SALES TAX REVENUE LOC)                                                              7.50       08/15/2006     1,437,075

 1,000,000  SOUTHGATE CA RECREATION & PARK DISTRICT SERIES A FSA INSURED (LEASE REVENUE LOC)     5.50       10/01/2011     1,030,330

   490,000  SOUTHGATE CA RECREATION & PARK DISTRICT SERIES A US BANK INSURED
            (LEASE REVENUE LOC)                                                                  2.13       10/01/2021       496,336

 2,000,000  STATE OF CALIFORNIA PREREFUNDED FGIC INSURED (OTHER REVENUE LOC)                     7.10       11/01/2004     2,140,320

   400,000  STATE OF CALIFORNIA VETERANS BONDS SERIES AM (PROPERTY TAX REVENUE LOC)              9.00       10/01/2008       504,268

   300,000  STATE OF CALIFORNIA VETERANS BONDS SERIES AN (PROPERTY TAX REVENUE LOC)              9.00       04/01/2009       382,782

   600,000  STATE OF CALIFORNIA VETERANS BONDS SERIES BH (OTHER REVENUE LOC)                     5.35       12/01/2013       631,398

 1,000,000  STATE OF CALIFORNIA XLCA-ICR INSURED (OTHER REVENUE LOC)                             5.75       10/01/2010     1,165,530

   100,000  STOCKTON CA COMMUNITY FACILITIES DISTRICT NO.1 MELLO ROOS WESTON RANCH SERIES A
            (OTHER REVENUE LOC)                                                                  5.15       09/01/2004       102,361

 1,310,000  SUNNYVALE CA AMBAC INSURED (SOLID WASTE REVENUE LOC)                                 5.00       10/01/2010     1,441,629

   220,000  TOWN OF APPLE VALLEY CA MTG INSURED (HEALTHCARE FACILITIES REVENUE LOC)              3.95       06/01/2004       221,943

   415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT ELECTIC DISTRIBUTION FACILITIES
            AMBAC INSURED (LEASE REVENUE LOC)                                                    5.00       04/01/2012       456,068

   530,000  TRUCKEE-DONNER CA PUBLIC UTILITY DISTRICT SERIES A ACA INSURED
            (ELECTRIC REVENUE LOC)                                                               2.50       01/01/2004       530,000

 1,060,000  TRUCKEE-DONNER CA PUBLIC UTILITY DISTRICT SERIES A ACA INSURED (ELECTRIC
            REVENUE LOC)                                                                         4.50       01/01/2008     1,131,465

   235,000  UNIVERSITY OF CALIFORNIA REVENUE MULTIPLE PURPOSE PROJECTS SERIES M FGIC
            INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                                         5.13       09/01/2007       262,032

 1,000,000  WHITTIER CA HEALTH FACILITIES REVENUE INSURED PRESBYTERIAN INTERCOMMUNITY
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.25       06/01/2009     1,181,010

   245,000  WHITTIER PUBLIC FINANCING AUTHORITY CA SERIES A GREENLEAF AVE WHITTIER
            REDEVELOPMENT (LEASE REVENUE LOC)                                                    5.00       11/01/2012       256,731

   100,000  Y S CA SCHOOL FACILITIES FINANCING AUTHORITY SWEETWATER SERIES A MBIA INSURED
            (SPECIAL TAX REVENUE LOC)                                                            5.20       09/01/2004       102,753

                                                                                                                         105,097,940
                                                                                                                        ------------
PUERTO RICO - 2.82%
   805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS ECON DEFEASED TO CALL DATE MBIA
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.75       07/01/2020       940,546

 1,000,000  PUERTO RICO HIGHWAY & TRANSPROTATION AUTHORITY CIFG-TCRS INSURED
            (FUEL SALES TAX REVENUE LOC)                                                         5.00       07/01/2008     1,115,710

 1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A FSA INSURED (OTHER REVENUE LOC)        6.00       07/01/2005     1,069,440

                                                                                                                           3,125,696
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS (COST $105,963,924)                                                                                108,223,636
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
  SHARES    SECURITY NAME                                                                                                  VALUE

SHORT-TERM INVESTMENTS - 0.21%

MUTUAL FUND - 0.21%
   236,946  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~                                                         $    236,946

TOTAL SHORT-TERM INVESTMENTS (COST $236,946)                                                                                 236,946
                                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $106,795,002)*                         98.48%                                                                     $109,058,732

OTHER ASSETS AND LIABILITIES, NET             1.52                                                                         1,679,028
                                            ------                                                                      ------------
TOTAL NET ASSETS                            100.00%                                                                     $110,737,760
                                            ------                                                                      ------------

^   ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
+/- VARIABLE RATE SECURITIES.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
  SHARES    SECURITY NAME                                                                                                  VALUE

INVESTMENT COMPANIES - 2.67%
    64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                                $  1,104,014

   314,300  MUNIYIELD CALIFORNIA FUND                                                                                      4,522,777

   414,378  MUNIYIELD CALIFORNIA INSURED FUND  II                                                                          5,788,860

    30,000  PUTNAM CA INVESTMENT GRADE MUNICIPAL TRUST                                                                       403,800

   135,000  VAN KAMPEN CA QUALITY MUNICIPAL TRUST                                                                          2,357,100

    60,100  VAN KAMPEN CA VALUE MUNICIPAL TRUST                                                                            1,016,291


TOTAL INVESTMENT COMPANIES (COST $13,514,436)                                                                             15,192,842
                                                                                                                        ------------

PRINCIPAL                                                                                 INTEREST RATE   MATURITY DATE

MUNICIPAL BONDS - 96.63%

CALIFORNIA - 95.85%
$2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CA SCHOOL OF MECHANIC ARTS
            (EDUCATIONAL FACILITIES REVENUE LOC)                                                 5.30%      10/01/2032     2,269,249

 6,700,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA CHANNING HOUSE
            (NURSING HOME REVENUE LOC)                                                           5.50       02/15/2029     6,654,440

 2,000,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT (HOSPITAL REVENUE LOC)                        5.38       03/01/2020     2,003,720

 2,000,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA REVENUE SAN DIEGO HOSPITAL
            ASSOCIATION SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                             6.13       08/15/2020     2,104,920

 1,800,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA REVENUE SAN DIEGO HOSPITAL
            ASSOCIATION SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                             5.38       03/01/2021     1,792,872

 2,000,000  ABAG FINANCING AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD UNIVERSITY HOSPITAL
            (OTHER REVENUE LOC)                                                                  5.50       11/01/2005     2,125,340

 1,500,000  ABC UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE LOC) 4.74^      08/01/2018       757,515

 2,765,000  ACALANES UNION HIGH SCHOOL DISTRICT CA ELECTION 2002 SERIES A CAPITAL APPRECIATION
            (PROPERTY TAX REVENUE LOC)                                                           4.66^      08/01/2015     1,621,341

 1,500,000  ANAHEIM PUBLIC FINANCING AUTHORITY PUBLIC IMPROVEMENTS PROJECT SERIES C
            (LEASE REVENUE LOC)                                                                  5.12^      09/01/2022       583,770

 1,900,000  ANTELOPE VY CALIFORNIA HEALTH CARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)      5.20       01/01/2017     2,067,352

 4,345,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.88       09/01/2020     4,530,923

 4,455,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 6.00       09/01/2031     4,629,101

 1,300,000  BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA (AIRPORT REVENUE LOC)                 6.40       06/01/2010     1,305,603

 1,195,000  BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE LOC)                    5.50       08/01/2019     1,333,477

 1,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY DOMINICAN UNIVERSITY
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.75       12/01/2030     1,037,920

 2,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY KECK GRADUATE INSTITUTE
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 6.75       06/01/2030     2,182,720

 1,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE & UNIVERSITY PROJECTS
            SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                                        5.25       04/01/2009       982,790

 1,500,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE AND UNIVERSITY
            PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.13       04/01/2009     1,508,895

   240,000  CALIFORNIA EDUCATION FACILITIES FACILITIES AUTHORITY UNREFUNDED
            BALANCE LOYOLA (COLLEGE AND UNIVERSITY REVENUE LOC)                                  6.00       10/01/2014       240,905

 1,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE
            (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                          5.00       11/01/2018     1,044,210

 3,340,000  CALIFORNIA HEALTH FACILITIES ADVENTIST HEALTH SYSTEM
            (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                                  5.00       03/01/2033     3,163,381

 4,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ADVENTIST HEALTH SYSTEMS
            SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                         5.00       03/01/2028     3,800,680

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$3,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CASA COLINA
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00%      04/01/2022  $  3,108,180

 2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED DE LAS COMPANAS SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.75       07/01/2015     2,153,460

 2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCIPPS MEMORIAL HOSPITAL
            SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                         6.40       10/01/2012     2,044,520

 1,795,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCIPPS MEMORIAL HOSPITAL
            SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                         6.25       10/01/2013     1,816,414

 2,750,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SUTTER HEALTH SERIES C
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.13       08/15/2022     2,845,452

 3,500,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE COTTAGE HEALTH SYSTEM
            SERIES B MBIA INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)            4.75       11/01/2026     3,494,925

 2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SCRIPPS RESEARCH INSTITUTION
            SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                         6.63       07/01/2014     2,084,980

 1,180,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SMALL FACILITY LOAN SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.75       03/01/2020     1,189,334

 1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ST FRANCIS MEMORIAL HOSPITAL
            SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                                         5.88       11/01/2023     1,182,170

 6,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER HEALTH SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.25       08/15/2031     6,717,900

 2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY THE EPISCOPAL HOME
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.25       02/01/2021     2,034,160

 1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY VALLEYCARE PROJECT SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.50       05/01/2005     1,013,690

 3,155,000  CALIFORNIA HEALTH FACILITIES LUCILE SALTER PACKARD HOSPITAL
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       08/15/2020     3,335,024

 2,205,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE SERIES M
            (HOUSING REVENUE LOC)                                                                5.60       08/01/2029     2,277,280

   500,000  CALIFORNIA HOUSING FINANCE AGENCY MULTI UNIT RENTAL HOUSING SERIES B II
            (HOUSING REVENUE LOC)                                                                6.70       08/01/2015       504,915

 2,825,000  CALIFORNIA HOUSING FINANCE AGENCY SERIES A (HOUSING REVENUE LOC)                     5.50       08/01/2015     2,875,398

 8,020,000  CALIFORNIA HOUSING FINANCING AGENCY SERIES T (HOUSING REVENUE LOC)                   6.16^      02/01/2032     1,459,560

 1,275,000  CALIFORNIA INFRASTRUCTURE & ECONMIC DEVELOPMENT BANK SCRIPPS RESEARCH INSTITUTE
            SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                         5.75       07/01/2030     1,388,832

 5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE REVENUE LOC)            5.50       06/01/2025     5,429,750

 7,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID GLADSTONE INSTITUTE
            PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                          5.25       10/01/2034     7,646,925

 1,425,000  CALIFORNIA PUBLIC WORKS BOARD DEPERTMENT OF GENERAL SERVICES TEALE DATA CENTER
            SERIES B (LEASE REVENUE LOC)                                                         5.25       03/01/2019     1,535,836

   700,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B (HOUSING REVENUE LOC)      6.25       12/01/2031       734,454

 1,105,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B5 (HOUSING REVENUE LOC)     6.35       12/01/2029     1,120,835

 1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION SERIES MM
            (LEASE REVENUE LOC)                                                                  5.50       06/01/2021     1,135,388

 5,000,000  CALIFORNIA STATE AMBAC TCRS BANK OF NEW YORK
            (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                                       5.25       12/01/2024     5,223,600

 5,880,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES A (ELECTRIC REVENUE LOC)       5.50       05/01/2016     6,621,703

 1,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES A MBIA (ELECTRIC REVENUE LOC)  6.00       05/01/2013     1,178,840

 2,100,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2 (ELECTRIC REVENUE LOC)+/-  0.72       05/01/2022     2,100,000

 5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2 (WATER REVENUE LOC)        6.00       12/01/2007     5,755,650

 1,000,000  CALIFORNIA STATE GO (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                   5.50       03/01/2014     1,079,110

 1,200,000  CALIFORNIA STATE HOUSING FINANCE AGENCY - SERIES L (HOUSING REVENUE LOC)             6.40       08/01/2027     1,205,280

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$3,850,000  CALIFORNIA STATE PUBLIC WORKS BOARD UCLA REPLACEMENT HOSPITAL SERIES A
            (LEASE REVENUE LOC)                                                                  5.00%      10/01/2011  $  4,323,550

 3,000,000  CALIFORNIA STATE REF XLCA ICR (GENERAL OBLIGATION - STATES, TERRITORIES LOC)         5.00       02/01/2019     3,142,020

 3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SR-AUX ORGANIZATION
            EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)                                    6.00       07/01/2022     3,643,850

 5,000,000  CALIFORNIA STATE UNIVERSITY HOUSING SYSTEM (COLLEGE AND UNIVERSITY REVENUE LOC)      5.80       11/01/2017     5,462,050

   165,000  CALIFORNIA STATE UNREFUNDED BALANCE (TAX REVENUE LOC)                                5.75       03/01/2015       174,169

 1,200,000  CALIFORNIA STATE XLCA ICR (GENERAL OBLIGATION - STATES, TERRITORIES LOC)             6.75       08/01/2012     1,482,636

 7,830,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CATHOLIC HEALTHCARE WEST
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.50       07/01/2020     8,468,458

 3,310,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CEDARS SINAI MEDICAL CENTER
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.50       08/01/2012     3,799,450

 2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS HOSPITAL LA
            MBIA IBC (HEALTHCARE FACILITIES REVENUE LOC)                                         5.25       08/15/2029     2,083,500

 2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS HOSPITAL
            LOS ANGELES MBIA (HEALTHCARE FACILITIES REVENUE LOC)                                 5.25       08/15/2029     2,089,440

 4,750,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY DISPOSAL REPUBLIC SERVICES
            SERIES A (SOLID WASTE REVENUE LOC)                                                   4.95       12/01/2012     4,732,900

 2,010,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY PIONEER PARK PROJECT SERIES T
            (HOUSING REVENUE LOC)                                                                6.10       12/20/2035     2,127,545

 2,250,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY QUAIL RIDGE APARTMENTS
            SERIES E1 (HOUSING REVENUE LOC)                                                      5.25       07/01/2022     2,301,052

 2,540,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE VIEWPOINT SCHOOL
            ACA INSURED (LEASE REVENUE LOC)                                                      5.75       10/01/2033     2,666,517

   300,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES A
            (WATER REVENUE LOC)                                                                  6.00       07/01/2010       309,000

 5,930,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES A ASPIRE PUBLIC
            SCHOOLS OAKLAND PROJECT (OTHER REVENUE LOC)                                          7.25       08/01/2031     5,940,200

 4,210,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES B
            (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                           5.25       10/01/2027     4,429,762

 5,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY THE INTERNEXT GROUP
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.38       04/01/2017     5,021,900

 3,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY WATER REVENUE POOLED
            FINANCING PROGRAM SERIES C FSA INSURED (WATER REVENUE LOC)                           5.25       10/01/2024     3,727,850

   965,000  CALIPATRIA UNIFIED SCHOOL DISTRICT CA ELECTION 1995 SERIES C CAPITAL APPRECIATION
            (PROPERTY TAX REVENUE LOC)                                                           5.54^      08/01/2019       411,746

 1,080,000  CALIPATRIA UNIFIED SCHOOL DISTRICT CA ELECTION 1995 SERIES C CAPITAL APPRECIATION
            (PROPERTY TAX REVENUE LOC)                                                           5.64^      08/01/2020       429,386

   200,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE LOC)                      6.50       04/01/2012       202,560

 1,080,000  CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       10/01/2019     1,192,612

 1,140,000  CARSON CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       10/01/2020     1,251,127

 5,000,000  CENTER UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES C
            (PROPERTY TAX REVENUE LOC)                                                           4.99^      09/01/2021     2,093,200

 2,645,000  CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY SERIES A
            (EDUCATIONAL FACILITIES REVENUE LOC)                                                 6.45       02/01/2018     3,292,681

 3,000,000  CHICO PUBLIC FINANCING AUTHORITY TAX ALLOCATION MERGED REDEVELOPMENT AREA PROJECT
            (TAX INCREMENTAL REVENUE LOC)                                                        5.13       04/01/2021     3,168,030

 1,800,000  CHINO BASIN REGIONAL FINANCING AUTHORITY CA MUNICIPAL WATER DISTRICT SEWER SYSTEM
            PROJECT (SEWER REVENUE LOC)                                                          6.00       08/01/2016     1,881,666

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$1,185,000  CITY OF LA VERNE CA 1987 CAPITAL IMPROVEMENT PROJECT (LEASE REVENUE LOC)             5.70%      06/01/2015  $  1,192,146

 1,000,000  COLTON JOINT UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)             5.38       08/01/2017     1,126,520

   270,000  CONTRA COSTA COUNTY CALIFORNIA GNMA (HOUSING REVENUE LOC)                            7.75       05/01/2022       366,714

 5,500,000  CONTRA COSTA COUNTY PUBLIC FINANCING AUTHORITY CA PEASEANT HILL REDEVELOPMENT PROJECT
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       08/01/2028     5,540,755

 3,000,000  CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES TAX REVENUE LOC)            5.50       03/01/2005     3,151,050

 2,755,000  CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES TAX REVENUE LOC)            6.50       03/01/2009     3,190,180

   805,000  COUNTY OF MERCED CA REFUNDED CONSTRUCTION (LEASE REVENUE LOC)                        6.00       10/01/2012       811,810

 1,035,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY CA FRANCISCAN ACQUISITION PROJECT
            SERIES A (HOUSING REVENUE LOC)                                                       5.65       12/15/2019     1,093,819

 5,250,000  DUARTE CALIFORNIA SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                       5.25       04/01/2024     5,172,352

 2,000,000  DUARTE CALIFORNIA SERIES A ACA (HEALTHCARE FACILITIES REVENUE LOC)                   5.25       04/01/2019     2,071,840

 4,000,000  DUARTE REDEVELOPMENT AGENCY CA MERGED REDEVELOPMENT PROJECT
            (TAX INCREMENTAL REVENUE LOC)                                                        5.05^      12/01/2016     2,100,360

 3,300,000  EAST PALO ALTO REDEVELOPMENT AGENGY TAX ALLOCATION UNIVERSITY CIRCLE GATEWAY 101
            CORRIDOR PROJECT (TAX INCREMENTAL REVENUE LOC)                                       6.63       10/01/2029     3,550,866

 4,430,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           5.05^      09/01/2018     2,130,830

 5,185,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           5.16^      09/01/2019     2,335,791

 5,420,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           5.26^      09/01/2020     2,282,633

 2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE II
            (LEASE REVENUE LOC)                                                                  5.25       01/01/2034     2,612,550

   500,000  EMERYVILLE PUBLIC FINACING AUTHORITY CA ACCESSMENT DISTRIBUTION REFINANCING
            (SPECIAL FACILITIES REVENUE LOC)                                                     5.75       09/02/2014       510,340

 1,750,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ACCESSMENT DISTRIBUTION REFINANCING
            (SPECIAL FACILITIES REVENUE LOC)                                                     5.90       09/02/2021     1,785,297

 1,500,000  ENCINITAS UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION (PROPERTY TAX REVENUE LOC)   4.74^      08/01/2018       757,515

 2,000,000  ESCONDIDI JOINT POWERS FINANCING AUTHORITY CA CIVIC CENTER PROJECT SERIES B
            (LEASE REVENUE LOC)                                                                  6.13       09/01/2011     2,344,400

 2,125,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CA CENTER FOR THE ARTS PROJECT
            (LEASE REVENUE LOC)                                                                  6.00       09/01/2018     2,318,864

 1,595,000  FOLSOM CORDOVA UNION SCHOOL DISTRICT FACILITIES IMPROVEMENT DISTRICT NO.2 CAPITAL
            APPRECIATION SERIES A (PROPERTY TAX REVENUE LOC)                                     4.83^      10/01/2019       752,154

 1,285,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.50       10/01/2017     1,349,982

 5,040,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.50       10/01/2027     5,076,540

 4,785,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.60       10/01/2027     4,859,646

 3,000,000  FONTANA UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX REVENUE LOC)               6.15       05/01/2020     3,428,970

 1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE LOC)                             6.63       12/01/2011     1,030,300

 1,250,000  FRESNO COUNTY FINANCING AUTHORITY CA AMERICAN AVENUE LANDFILL PROJECT
            (SPECIAL FACILITIES REVENUE LOC)                                                     5.75       05/15/2014     1,345,925

 2,000,000  FRESNO UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)                5.70       08/01/2015     2,043,020

 1,550,000  GILROY CA BONDFANTE GARDENS PARK PROJECT (RECREATIONAL FACILITIES REVENUE LOC)       8.15       11/01/2015       930,000

 1,000,000  GLENDALE CA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)           5.75       09/01/2017     1,137,590

 2,420,000  GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL APPRECIATION SERIES A
            (OTHER REVENUE LOC)                                                                  4.43^      08/01/2015     1,456,767

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$2,500,000  HAWAIIAN GARDENS REDEVELOPMENT AGENCY CA (TAX INCREMENTAL REVENUE LOC)               6.00%      12/01/2013  $  2,761,200

 4,500,000  HAWTHORNE SCHOOL DISTRICT CA (LEASE REVENUE LOC)                                     6.00^      11/01/2025     4,363,245

 1,340,000  HOLLISTER CA REDEVELOPMENT AGENCY TAX ALLOCATION COMMUNITY DEVELOPMENT PROJECT
            (TAX ALLOCATION REVENUE LOC)                                                         5.25       10/01/2019     1,461,618

 3,750,000  INDUSTRY URBAN DEVELOPMENT AGENCY CA TAX ALLOCATION CIVIC RECREATION SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.00       05/01/2017     4,006,200

 1,555,000  INGLEWOOD CA REDEVELOPMENT AGENCY SERIES A MERGED REDEVELOPMENT PROJECT
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       05/01/2017     1,754,273

   270,000  JAMUL-DULZURA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE LOC)              6.40       08/01/2016       273,726

 2,000,000  KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE LOC)                        5.60       08/01/2012     2,046,560

 2,000,000  LAGUNA SALADA UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES B
            (PROPERTY TAX REVENUE LOC)                                                           4.91^      08/01/2020       894,700

 3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY REVENUE SPECIAL TAX HORSETHIEF CANYON
            (SPECIAL TAX REVENUE LOC)                                                            5.63       09/01/2016     3,162,396

 4,000,000  LAKE ELSINORE PUBLIC FINANCING AUTHORITY CA SERIES A (TAX INCREMENTAL REVENUE LOC)   5.50       09/01/2030     4,057,560

 1,055,000  LANCASTER CA FINANCING AUTHORITY PROJECT #5 & #6 REDEVELOPMENT PROJECTS
            SERIES B FGIC INSURED                                                                5.00       02/01/2020     1,112,445

 1,310,000  LANCASTER CA FINANCING AUTHORITY TAX ALLOCATION REVENUE PROJECT NUMBER 5 AND 6
            REDEVELOPMENT PROJECTS (TAX REVENUE LOC)                                             5.25       02/01/2018     1,474,418

 2,000,000  LANCASTER CALIFORNIA REDEVELOPMENT AGENCY TAX ALLOCATION
            (TAX ALLOCATION REVENUE LOC)                                                         4.75       08/01/2027     1,999,920

 2,965,000  LANCASTER CALIFORNIA SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)     5.25^      08/01/2024     1,020,405

 1,055,000  LODI UNIFIED SCHOOL DISTRICT CA (PROPERTY TAX REVENUE LOC)                           5.00       08/01/2015     1,150,003

 3,000,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                                6.00       11/01/2008     3,506,850

 1,500,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                                6.00       11/01/2017     1,812,705

 2,900,000  LOS ALTOS SCHOOL DISTRICT CA ELECTION OF 1998 SERIES B CAPITAL APPRECIATION
            (PROPERTY TAX REVENUE LOC)                                                           5.32^      08/01/2021     1,152,402

 1,025,000  LOS ANGELES COUNTY CA CAPITAL APPRECIATION AMBAC INSURED                             4.93^      09/01/2020       455,202

 2,000,000  LOS ANGELES COUNTY CALIFORNIA (LEASE REVENUE LOC)                                    6.00       12/01/2015     2,414,200

 2,700,000  LOS ANGELES COUNTY CAPITAL ASSET LEASING CORPORATION CA SERIES B
            (LEASE REVENUE LOC)                                                                  6.00       12/01/2014     3,272,427

 2,900,000  LOS ANGELES DEPARTMENT OF AIRPORTS CA SERIES A (AIRPORT REVENUE LOC)                 5.50       05/15/2008     3,097,316

 2,750,000  LOS ANGELES DEPARTMENT OF WATER & POWER CA REFUNDED BALANCE SECOND ISSUE MBIA
            (ELECTRIC REVENUE LOC)                                                               5.00       10/15/2017     2,811,572

 4,745,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)                      5.38       11/01/2015     4,948,466

 2,465,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)                      5.38       11/01/2023     2,586,623

 2,200,000  LOS ANGELES UNIFIED SCHOOL DISTRICT CA MULTIPLE PROPERTY PROJECTS SERIES A
            (LEASE REVENUE LOC)                                                                  5.50       10/01/2010     2,447,874

 1,850,000  LOS ANGELES UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)              5.38       07/01/2017     2,075,830

 1,275,000  MADERA CALIFORNIA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)                         5.25       08/01/2023     1,357,352

 2,235,000  MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           4.74^      08/01/2018     1,128,697

 1,055,000  MERCED UNION HIGH SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           4.99^      08/01/2021       443,480

 1,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA (WATER REVENUE LOC)                  5.00       07/01/2014     1,119,660

 1,500,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES BJPM
            INSURED (WATER REVENUE LOC)+/-                                                       1.07       07/01/2027     1,500,000

 2,000,000  MIDPENINSULA REGIONAL OPEN SPACE DISTRICT CA PROMISSORY NOTES
            (PROPERTY TAX REVENUE LOC)                                                           7.00       09/01/2014     2,112,980

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$4,375,000  MONROVIA REDEVELOPMENT AGENCY CA CENTRAL REDEVELOPMENT PROJECT AREA 1
            (TAX INCREMENTAL REVENUE LOC)                                                        5.00%      05/01/2021  $  4,590,994

 1,660,000  MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY SERIES A AMBAC INSURED            5.00       08/01/2018     1,774,640

 1,260,000  MOUNTAIN VIEW LOS ALTOS UNION HIGH SCHOOL DISTRICT CA SERIES D
            (PROPERTY TAX REVENUE LOC)                                                           4.83^      08/01/2019       598,928

   720,000  NATOMAS UNIFIED SCHOOL DISTRIC CA SERIES A (PROPERTY TAX REVENUE LOC)                5.75       09/01/2012       737,194

 1,600,000  NEVADA UNION HIGH SCHOOL DISTRICT CA (PROPERTY TAX REVENUE LOC)                     12.00       08/01/2018     2,914,000

 4,750,000  NORTHERN CA TRANSMISSION REVEUNE CALIFORNIA-OREGON TRANSMISSION PROJECT SERIES A
            (POWER REVENUE LOC)                                                                  7.00       05/01/2013     5,969,943

 1,465,000  OAKLAND CALIFORNIA (PROPERTY TAX REVENUE LOC)                                        6.00       06/15/2012     1,485,276

 2,500,000  OCEANSIDE CA COMMUNITY DEVELOPMENT COMMON TAX ALLOCATION DOWNTOWN
            REDEVELOPMENT PROJECT ESCROW BONDS (TAX ALLOCATION REVENUE LOC)                      5.20       09/01/2017     2,514,550

   550,000  OCEANSIDE CA COMMUNITY DEVELOPMENT COMMON TAX ALLOCATION DOWNTOWN
            REDEVELOPMENT PROJECT ESCROW BONDS (TAX ALLOCATION REVENUE LOC)                      5.70       09/01/2025       551,815

 1,500,000  ONTARIO REDEVELOPMENT FINANCING AUTHORITY CA ONTARIO REDEVELOPMENT PROJECT NO. 1
            (SPECIAL TAX REVENUE LOC)                                                            6.00       08/01/2015     1,535,085

 2,160,000  ORCHARD SCHOOL DISTRICT CA CAPITAL APPRECIATION ELECTION OF 2000 SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           5.25^      08/01/2024       743,364

 1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           4.99^      09/01/2021       418,640

 1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           5.09^      09/01/2022       391,310

   105,000  PARLIER REDEVELOPMENT AGENCY UNREFUNDED BALANCE SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        6.95       08/01/2023       107,014

 1,030,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       10/01/2020     1,123,555

 2,045,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.75       10/01/2031     2,142,731

 2,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A
            (WATER REVENUE LOC)                                                                  5.50       05/01/2019     2,282,600

 7,000,000  PICO RIVERA WATER AUTHORITY CA SERIES A (WATER REVENUE LOC)                          6.25       12/01/2032     7,107,520

 2,515,000  PLACENTIA REDEVELOPMENT AUTHORITY CA SERIES A (TAX INCREMENTAL REVENUE LOC)          5.85       08/01/2032     2,608,583

 2,680,000  PONOMA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)                6.55       08/01/2029     3,437,073

 1,000,000  PORT OF OAKLAND CA MITSUI OSK LINES LIMITED SERIES A
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 6.70       01/01/2007     1,013,970

 2,155,000  PORT OF OAKLAND CA MITSUI OSK LINES LIMITED SERIES A
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 6.80       01/01/2019     2,169,288

 2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                          5.50       11/01/2020     2,165,540

 5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                          5.00       11/01/2021     5,150,850

 3,600,000  PORT REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE LOC)                                 5.13       06/01/2030     3,478,572

 1,010,000  POWAY CALIFORNIA TAX ALLOCATION (TAX ALLOCATION REVENUE LOC)                         5.38       06/15/2016     1,123,595

 2,325,000  RANCHO MIRAGE CA REDEVELOPMENT AGENCY TAX ALLOCATION HOUSING SERIES A
            (TAX REVENUE LOC)                                                                    4.63       04/01/2024     2,308,237

 3,340,000  RANCHO MIRAGE CA REDEVELOPMENT AGENCY TAX ALLOCATION SUB LIEN WHITEWATER
            REDEVELOPMENT SERIES A-1 (TAX ALLOCATION REVENUE LOC)                                5.37^      04/01/2025     1,083,162

 1,000,000  RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY CA SERIES B EISENHOWER MEDICAL CENTER
            (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-                               1.14       01/01/2026     1,000,000

 2,530,000  REDLANDS CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE REDEVELOPMENT PROJECT
            AREA CLASS A (TAX REVENUE LOC)                                                       4.63       08/01/2022     2,546,470

 1,345,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        4.88       09/01/2018     1,361,987

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$1,000,000  RIALTO REDEVLOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.00%      09/01/2021  $  1,006,930

 3,115,000  RICHMOND CALIFORNIA WASTEWATER REVENUE (SEWER REVENUE LOC)                           5.80       08/01/2018     3,587,888

 1,100,000  RICHMOND JOINT POWERS FINANCING AUTHORITY CA LEASE & GAS TAX SERIES A
            (LEASE REVENUE LOC)                                                                  5.25       05/15/2013     1,156,001

 8,595,000  RIVERSIDE COUNTY ASSET LEASING CORPORATION CA RIVERSIDE COUNTY HOSPITAL PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.38^      06/01/2026     2,614,599

    45,000  RIVERSIDE COUNTY CA GNMA SERIES A (HOUSING REVENUE LOC)                              6.85       10/01/2016        47,061

 4,560,000  RIVERSIDE COUNTY PUBLIC FINANCING AUTHORITY CA REDEVELOPMENT PROJECTS SERIES A
            (TAX ALLOCATION REVENUE LOC)                                                         5.50       10/01/2022     4,629,950

 2,000,000  ROBLA CA SCHOOL DISTICT SERIES D (PROPERTY TAX REVENUE LOC)                          5.30^      08/01/2025       646,700

 3,990,000  ROCKLIN REDEVELOPMENT AGENCY CA ROCKLIN REDEVELOPMENT PROJECT SERIES A
            (TAX INCREMENTAL REVENUE LOC)                                                        5.50       09/01/2031     4,097,570

     5,000  SACRAMENTO CITY FINANCING AUTHORITY CA UNREFUNDED BALANCE (OTHER REVENUE LOC)        6.70       11/01/2011         5,022

 1,115,000  SACRAMENTO COUNTY CA PUBLIC FINANCING AUTHORITY COUNTY & CITY REDEVELOPMENT
            PROJECT SERIES A FGIC INSURED                                                        5.00       12/01/2022     1,170,081

 2,870,000  SACRAMENTO COUNTY HOUSING AUTHORITY VERANDAS APARTMENTS PROJECT SERIES H
            (HOUSING REVENUE LOC)                                                                5.70       03/01/2034     2,985,919

 2,500,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC REVENUE LOC)                6.25       08/15/2010     3,001,225

   300,000  SACRAMENTO MUNICIPAL UTILTIY DISTRIC CA ESCROWED TO MATURITY SERIES C
            (ELECTRIC REVENUE LOC)                                                               5.75       11/15/2008       307,020

 1,245,000  SALINAS CA MONTEREY STREET PARKING STRUCTURE SERIES A AMBAC INSURED                  5.00       09/01/2028     1,279,511

 1,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCE AUTHORITY SERIES A (LEASE REVENUE LOC)        5.25       05/15/2020     1,013,670

 2,500,000  SAN DIEGO CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           4.91^      07/01/2020     1,122,900

 3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE LOC)                    6.25       09/01/2029     3,319,744

 4,500,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISION CA SERIES A
            (SALES TAX REVENUE LOC)                                                              6.00       04/01/2008     5,011,245

 3,910,000  SAN DIEGO REDEVELOPMENT AGENCY CA CAPITAL APPRECIATION TAX ALLCOCATION CENTRE
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25^      09/01/2023     1,411,080

 1,060,000  SAN DIEGO REDEVELOPMENT AGENCY CA CENTRE CITY SUB PARKING SERIES B
            (PARKING FACILITIES REVENUE LOC)                                                     5.30       09/01/2020     1,083,627

 5,735,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND SERIES 27B
            (AIRPORT REVENUE LOC)                                                                5.25       05/01/2017     6,258,778

 2,500,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND SERIES 27B
            (AIRPORT REVENUE LOC)                                                                5.00       05/01/2019     2,634,375

 2,390,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION SECOND SERIES ISSUE 15A
            (AIRPORT REVENUE LOC)                                                                5.00       05/01/2017     2,476,375

 1,055,000  SAN FRANCISCO CITY & COUNTY REDEVELOPMENT FINANCING AUTHORITY CA SERIES C
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       08/01/2016     1,170,617

   650,000  SAN JACINTO COMMUNITY FACILITIES DISTRICT CA SERIES A (SPECIAL TAX REVENUE LOC)      2.90       09/01/2006       656,656

 4,000,000  SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY CA SENIOR LEIN
            (TOLL ROAD REVENUE LOC)                                                              7.55       01/01/2008     4,909,280

 2,000,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE LOC)                                4.48^      04/01/2016     1,162,300

 3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING REVENUE LOC)             6.20       01/01/2041     3,487,209

 1,205,000  SAN JOSE UNIFIED SCHOOL DISTRICT (LEASE REVENUE LOC)                                 5.02^      01/01/2021       518,728

 1,055,000  SAN JUAN CALIFORNIA UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL
            DISTRICTS LOC)                                                                       5.25       08/01/2017     1,175,091

 1,170,000  SAN JUAN UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)         5.25       08/01/2018     1,295,249

 5,270,000  SAN MARCOS CA PUBLIC FINANCING AUTHORITY REVENUE SERIES A
            (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                                       6.25       09/02/2022     6,233,778

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$1,310,000  SAN MARCOS PUBLIC FACILITIES AUTHORITY CA ESCROWED TO MATURITY
            (STATE & LOCAL GOVERNMENTS LOC)                                                      4.21%^     01/01/2015  $    828,392

 1,000,000  SAN MATEO REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE LOC)                         5.40       08/01/2018     1,065,570

 3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C (LEASE REVENUE LOC)    5.60       09/01/2019     3,060,210

 2,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY SERIES A RIVERTOWN APARTMENTS PROJECT
            (HOUSING REVENUE LOC)                                                                6.00       08/01/2041     2,032,200

 6,250,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA BLOSSOM RIVER APARTMENTS SERIES A
            (HOUSING REVENUE LOC)                                                                6.50       09/01/2039     5,742,375

 4,284,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA THE WILLOWS APARTMENTS SERIES A
            (HOUSING REVENUE LOC)                                                                6.40       06/01/2030     4,044,781

 1,195,000  SANTA ROSA HIGH SCHOOL DISTRICT CA (PROPERTY TAX REVENUE LOC)                        5.90       05/01/2013     1,236,825

 2,000,000  SARATOGA CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           4.91^      09/01/2020       891,100

 1,750,000  SIMI VALLEY UNIFIED SCHOOL DISTRICT CAPITAL IMPROVEMENT PROJECTS
            (LEASE REVENUE LOC)                                                                  5.25       08/01/2022     1,944,513

 1,000,000  SONOMA VALLEY UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)                     6.00       07/15/2021     1,106,090

 1,765,000  SOUTH GATE PUBLIC FINANCING AUTHORITY CA SOUTH GATE REDEVELOPMENT PROJECT NO.1
            (TAX INCREMENTAL REVENUE LOC)                                                        5.25       09/01/2019     1,921,326

 1,225,000  SOUTH TAHOE JOINT POWERS FINANCING AUTHORITY SERIES A SOUTH TAHOE REDEVELOPMENT
            PROJECT 1 (NOT APPLICABLE LOC)                                                       5.45       10/01/2033     1,225,159

    80,000  SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA & FNMA SERIES A
            (HOUSING REVENUE LOC)                                                                6.75       09/01/2022        80,081

    50,000  SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA SERIES A
            (HOUSING REVENUE LOC)                                                                7.63       10/01/2022        50,042

 1,000,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE LOC)                    6.75       07/01/2011     1,226,820

    10,000  STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A (HOUSING REVENUE LOC)        7.50       02/01/2023        10,457

 5,690,000  SULPHUR SPRINGS UNION SCHOOL DISTRICT CA INTEREST ACCRUAL SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           4.07^      09/01/2013     3,853,325

 1,000,000  TEMECULA VALLEY UNIFIED SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE LOC)          6.00       09/01/2014     1,017,860

 2,705,000  TORRANCE CA (LEASE REVENUE LOC)                                                      5.75       04/01/2016     2,893,701

 5,725,000  UNION CITY COMMUNITY REDEVELOPMENT AGENCY SERIES A COMMUNITY REDEVELOPMENT
            PROJECT (SPECIAL FACILITIES REVENUE LOC)                                             5.38       10/01/2034     6,066,611

   940,000  UNIVERSITY OF CALIFORNIA MULTI PURPOSE SERIES K (COLLEGE AND UNIVERSITY REVENUE LOC) 5.25       09/01/2024       976,152

 3,275,000  VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE LOC)                    5.70       05/01/2016     3,602,566

 2,595,000  VERNON CALIFORNIA MALBURG GENERATING STATION PROJECT (ELECTRIC REVENUE LOC)          5.50       04/01/2021     2,650,870

 1,140,000  VERNON CALIFORNIA MALBURG GENERATING STATION PROJECT (ELECTRIC REVENUE LOC)          5.50       04/01/2023     1,160,611

 2,500,000  VISTA COMMUNITY DEVELOPMENT COMMISSION CA VISTA REDEVELOPMENT PROJECT AREA
            (TAX INCREMENTAL REVENUE LOC)                                                        5.88       09/01/2037     2,612,450

 1,135,000  WALNUT VALLEY UNIFIED SCHOOL DISTRICT CA SERIES C (PROPERTY TAX REVENUE LOC)         5.75       08/01/2015     1,159,459

 1,000,000  WEST CONTRA COSTA UNIFIED SCHOOL DISTRICT ELECTION OF 2000 SERIES C
            (PROPERTY TAX REVENUE LOC)                                                           5.25       08/01/2016     1,102,940

 1,000,000  WESTMINSTER REDEVELOPMENT AGENCY CA ROSE GARDENS APARTMENT PROJECT SERIES A
            (HOUSING REVENUE LOC)                                                                6.50       08/01/2010     1,015,550

 2,395,000  WINDSOR JOINT POWERS FINANCING AUTHORITY CA WINDSOR CIVIC CENTER SERIES A
            (LEASE REVENUE LOC)                                                                  5.38       10/01/2018     2,640,152

 1,600,000  YORBA LINDA REDEVELOPMENT AGENCY CA SERIES A CAPITAL APPRECIATION YORBA LINDA
            REDEVELOPMENT (SPECIAL TAX REVENUE LOC)                                              4.91^      09/01/2019       748,304

                                                                                                                         545,402,534
                                                                                                                        ------------

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                 INTEREST RATE  MATURITY DATE     VALUE
PUERTO RICO - 0.78%
$3,700,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)             6.00%      07/01/2010  $  4,399,189
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS (COST $515,368,207)                                                                               549,801,723
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 0.81%

SHARES
MUTUAL FUND - 0.81%
 4,614,000  WELLS FARGO CALIFORNIA TAX FREE MONEY MARKET TRUST~                                                           4,614,000


TOTAL SHORT-TERM INVESTMENTS (COST $4,614,000)                                                                            4,614,000
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $533,496,643)*                        100.11%                                                                    $569,608,565

OTHER ASSETS AND LIABILITIES, NET            (0.11)                                                                        (602,005)
                                            ------                                                                     ------------
TOTAL NET ASSETS                            100.00%                                                                    $569,006,560
                                            ------                                                                     ------------

+/- VARIABLE RATE SECURITIES.
^   ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
  SHARES    SECURITY NAME                                                                                                  VALUE
INVESTMENT COMPANIES - 2.45%
     8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                         $    121,163

    50,096  DREYFUS MUNICIPAL INCOME FUND                                                                                    495,450

    27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                            244,839

    17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                            250,247

    15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                         242,912

    25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                        414,793

    18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                             266,649

    15,188  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                            212,632

    12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                                   138,851

     7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                      127,559

     8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                   128,346

    12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                                 189,504


TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                               2,832,945
                                                                                                                        ------------
PRINCIPAL                                                                                  INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS - 92.12%

COLORADO - 91.09%
$1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON GO
            (PROPERTY TAX REVENUE LOC)                                                           5.50%      12/01/2019     1,396,987

 1,380,000  ADAMS & WELD COUNTIES SCHOOL DISTRICT NO. 27J BRIGHTON, CO
            (PROPERTY TAX REVENUE LOC)                                                           5.00       12/01/2015     1,520,691

 1,250,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE (WATER REVENUE LOC)          6.25       12/01/2020     1,415,112

 1,500,000  AURORA HOUSING AUTHORITY CO RIVER FALLS PROJECT SERIES A (HOUSING REVENUE LOC)       5.60       07/01/2019     1,504,545

   780,000  BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS DISTRICT #98-1
            (SPECIAL TAX REVENUE LOC)                                                            7.00       12/01/2011       786,209

   745,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1 PROJECT
            (SPECIAL TAX REVENUE LOC)                                                            6.00       12/01/2009       749,500

 1,000,000  BOULDER CO WATER & SEWER REVENUE (WATER REVENUE LOC)                                 5.60       12/01/2017     1,133,040

 1,235,000  BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
            (OTHER REVENUE LOC)                                                                  5.50       09/01/2020     1,370,949

    95,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING PROJECT (OTHER REVENUE LOC)         6.00       06/01/2011        90,623

 1,000,000  BOULDER COUNTY CO MFHR THISTLE COMMUNITY HOUSING PROJECT (OTHER REVENUE LOC)         6.38       06/01/2029       901,110

 1,000,000  BOULDER COUNTY COLORADO OPEN SPACE CAP IMP TR FD (SALES TAX REVENUE LOC)             5.00       07/15/2017     1,075,460

 1,000,000  BROOMFIELD COLORADO (WATER REVENUE LOC)                                              5.00       12/01/2019     1,064,310

   500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO
            (PROPERTY TAX REVENUE LOC)                                                           6.38       12/01/2016       513,735

 1,490,000  COLORADO DEPARTMENT OF TRANSPORTATION REVENUE-REFUNDING TRANSPORTATION SERIES B
            (TRANSPORTATION REVENUE LOC)                                                         5.50       06/15/2015     1,738,562

 1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER REVENUE LOC)             5.25       06/01/2021     1,293,375

 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER SCHOOL PROJECT
            (PRIVATE SCHOOL REVENUE LOC)                                                         6.25       12/15/2012     1,086,490

 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER SCHOOL PROJECT
            (PRIVATE SCHOOL REVENUE LOC)                                                         7.13       12/15/2030     1,082,830

 3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ALEXANDER DAWSON SCHOOL CO
            PROJECT (PRIVATE SCHOOL REVENUE LOC)                                                 5.30       02/15/2029     3,874,163

   500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL CORE KNOWLEDGE
            PROJECT (LEASE REVENUE LOC)                                                          7.00       11/01/2029       536,170

   600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL RENAISSANCE
            SCHOOL
            PROJECT (LEASE REVENUE LOC)                                                          6.75       06/01/2029       576,756

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

   COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$ 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL UNIVERSITY LAB
             SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                         5.75%      06/01/2016  $  1,015,610

  1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER SCHOOL PROJECT
             (LEASE REVENUE LOC)                                                                 6.00       12/01/2021     1,786,545

    500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A JOHNSON & WALES
             UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                             5.00       04/01/2023       517,565

  2,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.25       09/01/2021     2,071,300

  1,040,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.50       01/01/2023     1,070,482

  1,000,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.63       01/01/2033     1,022,310

    415,000  COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL & RESEARCH
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.00       01/01/2008       436,148

  2,000,000  COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 6.50       09/01/2020     2,152,020

  1,250,000  COLORADO HEALTH FACILITIES AUTHORITY SISTERS OF CHARITY SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 6.25       05/15/2011     1,512,613

  1,000,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.75       09/15/2022       978,940

    550,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.70       09/15/2023       544,808

  1,065,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY PROJ-SR-B-2
             (HOUSING REVENUE LOC)                                                               6.10       08/01/2023     1,086,534

  1,090,000  COLORADO HOUSING & FINANCE AUTHORITY AMT-SINGLE FAMILY PROJECT SEIR-A-2
             (HOUSING REVENUE LOC)                                                               6.50       08/01/2031     1,149,209

    450,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               6.50       05/01/2016       465,039

  4,715,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)+/-                                                            6.70       08/01/2017     5,001,389

    995,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               6.55       08/01/2033     1,053,625

     45,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               7.50       12/01/2016        45,546

    345,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               7.45       06/01/2017       346,363

  1,010,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               6.38       08/01/2033     1,067,156

     45,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-1 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               8.00       12/01/2024        45,186

    350,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               7.10       06/01/2014       356,871

     40,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-II SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                               8.13       06/01/2025        40,520

  4,010,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)+/-           11.38       04/01/2011     4,376,594

  1,400,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)               6.60       08/01/2017     1,432,662

  1,000,000  COLORADO SPRINGS CO SERIES A (UTILITIES REVENUE LOC)                                5.00       11/15/2021     1,048,320

  1,000,000  COLORADO STATE BOARD OF GOVERNORS SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)     5.25       03/01/2015     1,121,170

  2,255,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
             (OTHER REVENUE LOC)                                                                 5.25       09/01/2015     2,515,565

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
            (OTHER REVENUE LOC)                                                                  5.63%      09/01/2015  $  1,138,870

 1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
            (OTHER REVENUE LOC)                                                                  5.13       09/01/2018     1,090,140

 1,810,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
            (WATER REVENUE LOC)                                                                  4.88       09/01/2017     1,907,722

 1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
            (WATER REVENUE LOC)                                                                  5.00       09/01/2019     1,054,560

 1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES B
            (OTHER REVENUE LOC)                                                                  5.00       09/01/2019     1,061,510

 1,000,000  DENVER CITY & COUNTY BOARD OF WATER COMMISSION (LEASE REVENUE LOC)                   5.00       11/15/2016     1,076,810

 1,000,000  DENVER CITY & COUNTY CO 2000 WEST 3RD AVENUE PROPERTY SERIES A
            (LEASE REVENUE LOC)                                                                  5.13       12/01/2021     1,056,410

 1,000,000  DENVER CITY & COUNTY CO COLORADO CONVENTION CENTER PROJECT SERIES A
            (SALES TAX REVENUE LOC)                                                              5.50       09/01/2016     1,123,060

 1,000,000  DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT SERIES B
            (RECREATIONAL FACILITIES REVENUE LOC)                                                5.13       12/01/2017     1,079,150

 2,000,000  DENVER CITY & COUNTY CO SERIES B (AIRPORT REVENUE LOC)                               5.50       11/15/2015     2,246,720

 1,000,000  DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE LOC)                               5.60       11/15/2010     1,098,340

 2,000,000  DENVER CO CITY & COUNTY COLORADO CONVENTION CENTER PROJECT SERIES A FSA INSURED
            (SALES TAX REVENUE LOC)                                                              5.50       09/01/2017     2,246,120

 1,000,000  DENVER CO CITY & COUNTY WATER COMMISSION WATER REVENUE SERIES B FSA INSURED
            (WATER REVENUE LOC)                                                                  5.00       12/01/2016     1,090,080

   900,000  DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT GO (PROPERTY TAX REVENUE LOC)         6.40       12/01/2018       911,673

 1,000,000  DOUGLAS COUNTY CO AUTUMN CHASE PROJECT (HOUSING REVENUE LOC)+/-                      1.15       12/01/2029     1,000,000

 1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE LOC)                       5.35       08/01/2018     1,545,520

 2,500,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #11 COLORADO SPRINGS
            (PROPERTY TAX REVENUE LOC)                                                           7.10       12/01/2017     3,313,000

 1,160,000  EL PASO COUNTY CO GO SCHOOL DISTRICT #49 FALCON PROJECT
            (PROPERTY TAX REVENUE LOC)                                                           5.63       12/01/2016     1,325,671

 1,500,000  ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT (HOUSING REVENUE LOC)                     6.65       12/01/2026     1,518,645

 1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE (LEASE REVENUE LOC)            5.75       12/01/2019     1,369,056

 1,395,000  GARFIELD COUNTY COLORADO SCHOOL DISTRICT REVENUE-2 GARFIELD
            (PROPERTY TAX REVENUE LOC)                                                           5.25       12/01/2021     1,501,885

 1,000,000  GOLDEN COLORADO SERIES B (SALES TAX REVENUE LOC)                                     5.25       12/01/2016     1,105,930

 1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT GO (PROPERTY TAX REVENUE LOC)                  5.75       12/01/2019     1,331,910

 1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 UTGO (PROPERTY TAX REVENUE LOC)          6.50       06/15/2011     1,220,670

 3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 GO (PROPERTY TAX REVENUE LOC)              6.50       12/15/2011     3,698,490

   500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00       04/01/2019       509,940

   500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.10       04/01/2024       502,140

 1,090,000  LARIMER COUNTY CO FAIRGROUNDS & EVENTS CENTER PROJECT (SALES TAX REVENUE LOC)        5.25       12/15/2015     1,216,898

 1,200,000  LARIMER COUNTY CO SINGLE FAMILY MORTGAGE CAPITAL ACCUMULATOR SERIES A                4.29^      08/01/2015       733,920

 2,000,000  METEX METROPOLITAN DISTRICT CO GO SERIES A (PROPERTY TAX REVENUE LOC)                5.80       12/01/2016     2,260,160

   865,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)                   6.50       12/01/2016       875,077

   280,000  PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE REVENUE
            (LEASE REVENUE LOC)                                                                  6.90       07/01/2015       286,754

   600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE LOC)             7.38       09/01/2010       735,102

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   COLORADO TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$1,000,000  SUMMIT COUNTY SCHOOL DISTRICT NO. RE001 SUMMIT CO (PROPERTY TAX REVENUE LOC)         5.75%      12/01/2013  $  1,154,600

 1,730,000  UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES SYSTEM
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.50       06/01/2019     1,928,967

                                                                                                                         105,286,207
                                                                                                                        ------------
PUERTO RICO - 1.03%
 1,000,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)              6.00       07/01/2026     1,188,970
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS (COST $99,777,015)                                                                                 106,475,177
                                                                                                                        ------------

SHORT-TERM INVESTMENTS - 4.70%

SHARES
MUTUAL FUND - 4.70%
   144,000  FEDERATED TAX FREE OBLIGATION FUND                                                                               144,000

 5,284,000  WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                              5,284,000

TOTAL SHORT-TERM INVESTMENTS (COST $5,428,000)                                                                             5,428,000
                                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $107,482,561)*                         99.27%                                                                     $114,736,122

OTHER ASSETS AND LIABILITIES, NET             0.73                                                                           845,669
                                            ------                                                                      ------------
TOTAL NET ASSETS                            100.00%                                                                     $115,581,791
                                            ------                                                                      ------------

+/- VARIABLE RATE SECURITIES.
^   ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 95.74%

MINNESOTA - 94.69%
$2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SCHOOL DISTRICT CENTER FOR
            ENHANCEMENT PROGRAM SERIES A FSA SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY
            TAX REVENUE LOC)                                                                     5.00%      02/01/2018  $  3,022,670

   650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE PROJECT SERIES A
            (HOUSING REVENUE LOC)                                                                7.15       01/01/2020       654,712

 1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A COURTYARD RESIDENCE PROJECT
            (HOUSING REVENUE LOC)                                                                7.25       01/01/2032     1,510,845

 1,055,000  BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE FACILITIES REVENUE LOC)   5.63       09/01/2021     1,084,709

   160,000  BLAINE MN BALL CORPORATION PROJECT ESCROWED TO MATURITY
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 7.13       12/01/2004       168,384

 3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B SCHOOL DISTRICT
            CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                    5.00       02/01/2016     3,246,240

 3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B SCHOOL DISTRICT
            CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                    5.00       02/01/2019     3,196,800

 7,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 SERIES A FSA SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.13       02/01/2024     7,314,230

   375,000  BLOOMINGTON MN PORT AUTHORITY MALL OF AMERICA PROJECT SERIES A FSA INSURED
            PREREFUNDED 2/01/2004 @ 100 (TAX INCREMENTAL REVENUE LOC)                            5.35       02/01/2004       376,324

 1,000,000  BRAINERD MN INDEPENDENT SCHOOL DISTRICT #181 SERIES A FGIC SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.00       02/01/2020     1,056,380

 2,195,000  BRECKENRIDGE MN CATHOLIC HEALTH CORPORATION MBIA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       11/15/2005     2,245,200

 4,805,000  BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ZERO COUPON ESCROWED TO MATURITY
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.57^      05/01/2012     3,040,123

   155,000  CHASKA MN ECONOMIC DEVELOPMENT AUTHORITY INDEPENDENT SCHOOL DISTRICT #112 SERIES A
            (LEASE REVENUE LOC)                                                                  5.25       12/01/2012       163,792

   750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A FSA SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.70       02/01/2017       843,630

 1,250,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT CREDIT PROGRAM
            INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE LOC)                    5.75       02/01/2007     1,351,987

 1,000,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT CREDIT PROGRAM
            INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE LOC)                    5.75       02/01/2009     1,081,590

   500,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT CREDIT PROGRAM
            INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE LOC)                    6.00       02/01/2013       543,345

   100,000  CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS (PROPERTY TAX REVENUE LOC)              9.70       02/01/2004       100,703

   210,000  CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED 2/01/2005 @ 100
            (PROPERTY TAX REVENUE LOC)                                                           9.75       02/01/2005       229,257

   290,000  CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED 2/01/2005 @ 100
            (PROPERTY TAX REVENUE LOC)                                                           9.75       02/01/2005       316,593

   945,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                                    5.63       10/01/2014     1,032,658

   995,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                                    5.70       10/01/2015     1,085,525

   220,000  CITY OF MINNEAPOLIS MN ABBOTT NORTHWESTERN HOSPITAL INCORPORATED ESCROWED TO
            MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                                         6.50       12/01/2006       238,687

 1,000,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00       11/15/2023     1,076,080

   500,000  CITY OF MINNEAPOLIS MN EBENEZER SOCIETY PROJECT SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  7.20       07/01/2023       483,765

   745,000  CITY OF MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B MBIA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       05/15/2021       777,966

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$  575,000  CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50%      11/15/2012  $    536,130

 1,060,000  CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.88       11/15/2018       919,539

 1,000,000  CITY OF NEW HOPE MN MASONIC HOME NORTH RIDGE (HEALTHCARE FACILITIES REVENUE LOC)     5.90       03/01/2019     1,013,420

   500,000  CITY OF PINE RIVER MN EVANGELICAL LUTHERAN GOOD SAMARITAN PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.40       08/01/2015       514,755

   180,000  CITY OF ST CLOUD MN (LEASE REVENUE LOC)                                              5.20       12/01/2005       190,645

   400,000  CITY OF ST CLOUD MN (LEASE REVENUE LOC)                                              5.90       12/01/2017       410,616

 1,335,000  CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.75       05/01/2010     1,537,293

 1,750,000  CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.38       05/01/2011     1,964,812

 4,875,000  CITY OF ST CLOUD MN ST CLOUD HOSPITAL OBLIGATION GROUP SERIES A FSA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.75       05/01/2026     5,370,154

   185,000  CITY OF ST CLOUND MN (LEASE REVENUE LOC)                                             5.30       12/01/2006       195,023

 1,890,000  COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX REVENUE LOC)     5.00       02/01/2017     2,046,511

 1,000,000  COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A (PROPERTY TAX REVENUE LOC)     5.00       02/01/2018     1,075,610

 1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES REVENUE LOC)       5.75       06/01/2014       977,010

 1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A (HEALTHCARE FACILITIES REVENUE LOC)       6.00       06/01/2019       965,840

 1,395,000  DAKOTA COUNTY MN HOUSING & REDEVELPOMENT AUTHORITY MULTIFAMILY HOUSING
            COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                                         7.38       12/01/2029     1,446,113

   635,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY BENDICTINE HEALTH SYSTEM ST MARY
            SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                            5.55       02/15/2004       638,423

   690,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY BENDICTINE HEALTH SYSTEM ST MARY
            SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                            5.65       02/15/2005       706,291

   465,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY BENDICTINE HEALTH SYSTEM ST MARY
            SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                            5.75       02/15/2006       475,848

    65,000  DULUTH MN INDEPENDENT SCHOOL DISTRICT #709 CERTIFICATES OF PARTNERS SERIES A SCHOOL
            DISTRICT CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
            REVENUE LOC)                                                                         5.10       02/01/2010        65,119

   155,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                           5.90       02/01/2015       159,693

   255,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                           6.00       02/01/2018       260,975

   300,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                           6.10       02/01/2021       305,247

 1,220,000  EDEN PRAIRIE MN ROLLING HILLS PROJECT SERIES A COLLATERALIZED BY GNMA
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.15       08/20/2031     1,346,246

 1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.00       02/01/2018     1,062,450

   580,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION HEALTHCARE
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.10       09/01/2014       601,762

   605,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION HEALTHCARE
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.20       09/01/2015       627,597

   560,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION HEALTHCARE
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.30       09/01/2016       580,429

   670,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION HEALTHCARE
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.40       09/01/2017       692,901

 1,390,000  GLENCOE MN PREREFUNDED 8 1 04 @ 102 (HEALTHCARE FACILITIES REVENUE LOC)              6.63       04/01/2011     1,460,584

   700,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)                      7.20       04/01/2016       742,469

   600,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)                      7.40       04/01/2021       640,674

   585,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)                      7.50       04/01/2031       621,118

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$1,075,000  HIBBING MN THE DULUTH CLINIC LIMITED FSA INSURED PREREFUNDED 11 1 13 @ 100
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50%      11/01/2013  $  1,255,740

 2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 FSA SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.00       02/01/2017     2,995,574

 1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 BUILDING SERIES A FSA SCHOOL
            DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           5.00       04/01/2019     1,858,237

 1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE LOC)            5.25       02/01/2016     1,097,831

   500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE LOC)            5.35       02/01/2019       506,435

   315,000  MANKATO MN UNREFUNDED BALANCE 1ST MORTGAGE SERIES C
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.10       08/01/2005       319,259

   390,000  MANKATO MN UNREFUNDED BALANCE 1ST MORTGAGE SERIES C
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.15       08/01/2006       395,167

   850,000  MARSHALL MN WEINER MEMORIAL MEDICAL CENTER PROJECT SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.85       11/01/2023       872,814

   500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEM
            HEALTHPARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE LOC)          5.63       12/01/2022       500,915

   500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEM
            HEALTHPARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE LOC)          5.88       12/01/2029       504,645

   500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHCARE SYSTEM
            HEALTHPARTNERS OBLIGATION GROUP PROJECT (HEALTHCARE FACILITIES REVENUE LOC)          5.25       12/01/2016       504,210

 4,860,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBORDINATED SERIES C
            FGIC INSURED (AIRPORT REVENUE LOC)                                                   5.25       01/01/2021     5,194,125

 1,960,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT #1 SERIES A MBIA INSURED PREREFUNDED 2 1
            07 @ 100 (LEASE REVENUE LOC)                                                         5.38       02/01/2007     2,164,173

 1,130,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL LUTHERAN PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00       02/01/2022     1,182,737

 5,350,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM FAIRVIEW
            HOSPITAL SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                   5.50       11/15/2017     5,938,232

 2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEMS SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.88       11/15/2010     2,290,538

 2,130,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEMS SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.38       11/15/2022     2,333,095

 1,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY CARLETON COLLEGE SERIES 4-N GENERAL
            OBLIGATION OF INSTITUTION INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)               5.00       11/01/2018     1,060,310

 2,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY COLLEGE AT ST BENEDICT SERIES 4-T
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.35       03/01/2020     2,029,940

   700,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY MACALESTER COLLEGE SERIES 4-C GENERAL
            OBLIGATION OF INSTITUTION INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)               5.55       03/01/2016       729,470

   600,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY NORTHWESTERN COLLEGE SERIES 4-Z
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.20       10/01/2013       610,326

   365,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY SERIES 3-W GENERAL OBLIGATION OF
            UNIVERSITY INSURED PREREFUNDED 3 1 04 @ 100 (COLLEGE AND UNIVERSITY REVENUE LOC)     6.00       03/01/2004       367,946

 1,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST JOHNS UNIVERSITY SERIES 4-L
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.35       10/01/2017     1,039,590

   280,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST MARYS COLLEGE SERIES 3-Q GENERAL
            OBLIGATION OF INSTITUTION INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)               5.80       10/01/2004       283,730

   295,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST MARYS COLLEGE SERIES 3-Q GENERAL
            OBLIGATION OF INSTITUTION INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)               5.90       10/01/2005       298,856

   340,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST MARYS COLLEGE SERIES 3-Q GENERAL
            OBLIGATION OF INSTITUTION INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)               6.00       10/01/2008       344,172

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$  895,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST MARYS UNIVERSITY SERIES 5-E
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 6.75%      03/01/2019  $    979,390

   135,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY UNREFUNDED BALANCE SERIES 3-W GENERAL
            OBLIGATION OF UNIVERSITY INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                6.00       03/01/2007       135,722

 1,890,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA GENERAL OBLIGATION
            OF AGENCY INSURED (HOUSING REVENUE LOC)                                              5.80       08/01/2011     1,958,267

   805,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA GENERAL OBLIGATION
            OF AGENCY INSURED (HOUSING REVENUE LOC)                                              5.90       08/01/2015       828,530

   205,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A GENERAL OBLIGATION
            OF AGENCY INSURED (HOUSING REVENUE LOC)                                              5.75       07/01/2018       217,364

 1,200,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A GENERAL OBLIGATION
            OF AGENCY INSURED (HOUSING REVENUE LOC)                                              5.85       07/01/2020     1,269,180

 1,385,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A MBIA INSURED
            (HOUSING REVENUE LOC)                                                                5.35       07/01/2017     1,441,688

 2,310,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D AMBAC GENERAL
            OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                                   5.80       07/01/2021     2,402,954

   105,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D-2 REMARKET
            GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                           5.60       01/01/2006       107,368

   790,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES I REMARKET
            GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                           6.25       01/01/2015       799,022

 1,630,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES M REMARKET
            GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                           5.88       01/01/2017     1,728,811

 2,000,000  MINNESOTA PUBLIC FACILITES AUTHORITY SERIES B (WATER REVENUE LOC)                    5.13       03/01/2015     2,195,260

 1,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY (INDUSTRIAL DEVELOPMENT REVENUE LOC)           5.00       03/01/2016     1,074,550

 1,110,000  MINNESOTA PUBLIC FACILITIES AUTHORITY CLOSED LOAN POOL (OTHER REVENUE LOC)           5.00       03/01/2008     1,230,590

 4,490,000  MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES A (OTHER REVENUE LOC)                   5.00       03/01/2018     4,805,827

 1,000,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE RECREATIONAL AREA
            (RECREATIONAL FACILITIES REVENUE LOC)                                                7.25       11/01/2016     1,053,800

 1,225,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE RECREATIONAL AREA
            (RECREATIONAL FACILITIES REVENUE LOC)                                                7.50       11/01/2025     1,272,848

 1,000,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.65       02/01/2010     1,117,530

 1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.75       02/01/2022     1,827,259

   505,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.20       12/01/2009       530,710

   825,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.45       12/01/2012       841,318

   500,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES SERIES A
            (HOUSING REVENUE LOC)                                                                5.30       12/01/2010       518,245

   700,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES SERIES A
            RADIAN INSURED  (HEALTHCARE FACILITIES REVENUE LOC)                                  5.75       12/01/2019       768,460

   725,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILTIES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.40       12/01/2011       745,713

 1,405,000  MOORHEAD MN FHA INSURED ESCROWED TO MATURITY (HOUSING REVENUE LOC)                   7.10       08/01/2011     1,662,677

 1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.38       02/01/2017     1,584,054

 2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL DISTRICT CREDIT
            PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                           5.38       02/01/2019     2,243,266

   560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY NORTHEAST SERVICE COOPERATIVE
            PROJECT SERIES A (LEASE REVENUE LOC)                                                 6.25       10/01/2019       580,686

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$  100,000  NEW BRIGHTON MN UNICARE HOMES INCORPORATED PROJECT BANK OF AMERICA INSURED
            (HOUSING REVENUE LOC)+/-                                                             1.17%      12/01/2014  $    100,000

 1,000,000  NORTHERN  MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)               5.30       01/01/2021     1,081,440

 2,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)                5.40       01/01/2015     2,241,540

   360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)                 5.90       02/01/2018       378,508

   455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)                 6.00       02/01/2022       471,207

 1,000,000  OTTER TAIL COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A
            (LEASE REVENUE LOC)                                                                  5.00       02/01/2019     1,007,220

   115,000  RED WING MN RIVER REGION OBLIGATED GROUP SERIES B PREREFUNDED 9 1 05 @ 100
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.35       09/01/2005       124,221

   300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY SENIOR HOUSING PROJECT SERIES A
            (HOUSING REVENUE LOC)                                                                6.63       01/01/2019       283,809

 2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.00       02/01/2019     2,983,061

 2,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.00       02/01/2020     2,111,440

 1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL BUILDING FSA SCHOOL DISTRICT
            CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                    5.00       02/01/2018     1,068,450

 1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT CREDIT PROGRAM
            INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE LOC)                    5.60       02/01/2018     1,357,329

 2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT CREDIT PROGRAM
            INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX REVENUE LOC)                    5.63       02/01/2020     3,297,358

   200,000  ROBBINSDALE MN UNICARE HOMES INCORPORATED PROJECT BANK OF AMERICA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)+/-                                               1.17       10/01/2014       200,000

 2,285,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO MEDICAL CENTER-
            SERIES I (HEALTHCARE FACILITIES REVENUE LOC)                                         5.80       11/15/2007     2,589,134

 1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.90       11/15/2009     1,918,059

 1,875,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.90       11/15/2010     2,188,781

 3,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION SERIES A SCHOOL
            DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           3.28^      04/01/2010     2,448,000

 2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION SERIES A SCHOOL
            DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           2.99^      04/01/2009     1,711,440

 2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION SERIES A SCHOOL
            DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                           3.56^      04/01/2011     1,548,320

 2,100,000  SEAWAY PORT AUTHORITY OF DULUTH MN CARGILL INCORPORATED PROJECT SERIES B             6.80       05/01/2012     2,157,960

   695,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT NO.833 SERIES A SCHOOL
            (PROPERTY TAX REVENUE LOC)                                                           5.50       02/01/2017       776,683

 5,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY CAPITAL APPRECIATION SERIES A
            (ELECTRIC REVENUE LOC)                                                               4.64^      01/01/2020     2,400,100

 1,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE LOC)            5.25       01/01/2017     1,135,550

   975,000  SOUTHRN MINNESOTA MUNICIPAL POWER AGECNY PREREFUNDED SERIES A (ELECTRIC REVENUE LOC) 5.00       01/01/2009     1,089,387

 2,025,000  ST LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.45       02/01/2013     2,263,727

   100,000  ST LOUIS PARK MN UNICARE HOME INCOME PROJECT LASALLE BANK INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)+/-                                               1.15       08/01/2014       100,000

 1,050,000  ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.00       02/01/2018     1,122,629

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   MINNESOTA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MINNESOTA (continued)
$2,000,000  ST MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.00%      02/01/2019  $  2,126,960

   500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.20       05/15/2013       516,510

 1,700,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.25       05/15/2018     1,716,507

 3,000,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.30       05/15/2028     2,959,410

 2,500,000  ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY ST PAUL ACADEMY & SUMMIT SCHOOL
            PROJECT (PRIVATE SCHOOL REVENUE LOC)                                                 5.50       10/01/2024     2,604,675

   195,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE LOC)             5.90       02/01/2004       195,739

   215,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE LOC)             6.10       02/01/2006       215,811

   230,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE LOC)             6.20       02/01/2007       230,892

   245,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE LOC)             6.25       02/01/2008       245,970

   260,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B (LEASE REVENUE LOC)             6.30       02/01/2009       261,074

 1,050,000  ST PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B SCHOOL DISTRICT CREDIT PROGRAM
            INSURED (PROPERTY TAX REVENUE LOC)                                                   5.70       02/01/2009     1,097,418

 1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)                5.75       07/01/2011     1,173,940

 2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)                5.75       07/01/2017     3,330,466

 1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)                5.75       07/01/2018     1,191,140

 7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)                5.50       07/01/2021     8,420,877

    15,000  VADNAIS HEIGHTS MINNESOTA (HOUSING REVENUE LOC)                                      6.00       11/01/2009        15,144

   500,000  WACONIA MN HOUSING & REDEVELOPMENT AUTHORITY EVANGELICAL LUTHERAN SERIES A           5.85       06/01/2006       511,310

 1,000,000  WAYZATA MN INDEPENDENT SCHOOL DISTRICT NO.284 SERIES B (PROPERTY TAX REVENUE LOC)    5.85       02/01/2010     1,003,860

 2,895,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC REVENUE LOC)        6.38       01/01/2016     3,416,418

                                                                                                                         210,382,122
                                                                                                                        ------------
PUERTO RICO - 1.05%
 2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES LL MBIA INSURED (ELECTRIC REVENUE LOC)   5.50       07/01/2016     2,340,180
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS (COST $197,810,779)                                                                                212,722,302
                                                                                                                        ------------
SHORT-TERM INVESTMENTS - 2.79%

SHARES
MUTUAL FUND - 2.79%
 6,195,975  WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                              6,195,975


TOTAL SHORT-TERM INVESTMENTS (COST $6,195,975)                                                                             6,195,975
                                                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $204,006,754)*                         98.53%                                                                     $218,918,277

OTHER ASSETS AND LIABILITIES, NET             1.47                                                                         3,256,497
                                            ------                                                                      ------------
TOTAL NET ASSETS                            100.00%                                                                     $222,174,774
                                            ------                                                                      ------------

^   ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
+/- VARIABLE RATE SECURITIES.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.64%

ALABAMA - 1.18%
$1,785,000  JEFFERSON COUNTY AL WARRANTS-SERIES A (PROPERTY TAX REVENUE LOC)                     5.00%      04/01/2008  $  1,976,727
                                                                                                                        ------------
ALASKA - 1.70%
 1,000,000  ALASKA ENERGY AUTHORITY FSA INSURED (ELECTRIC REVENUE LOC)                           7.00       07/01/2009     1,145,930

   360,000  ALASKA STUDENT LOAN CORPORATION SERIES A AMBAC INSURED
            (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                                  5.50       07/01/2006       377,489

 1,500,000  NORTH SLOPE BORO AL CAPITAL APPRECIATION SERIES B MBIA INSURED
            (GENERAL OBLIGATION - BOND BANK LOC)                                                 2.81^      06/30/2008     1,322,985

                                                                                                                           2,846,404
                                                                                                                        ------------
ARIZONA - 1.17%
 1,350,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY SERIES B
            (PROPERTY TAX REVENUE LOC)                                                           7.10       07/01/2008     1,614,600

   345,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A (HOUSING REVENUE LOC)       6.50       02/01/2017       350,575

                                                                                                                           1,965,175
                                                                                                                        ------------
CALIFORNIA - 0.36%
   500,000  SANTA CLARA CA REDEVELOPMENT AGENCY BAYSHORE NORTH PROJECT AMBAC INSURED
            (TAX REVENUE LOC)                                                                    7.00       07/01/2010       599,450
                                                                                                                        ------------

COLORADO - 11.41%
 1,020,000  ADAMS COUNTY CO SCHOOL DISTRICT #1 FSA INSURED
            (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                          5.00       12/01/2007     1,129,303

   621,000  BOWLES CO METROPOLITAN DISTRICT PREREFUNDED 12/01/05 @ 102
            (PROPERTY TAX REVENUE LOC)                                                           7.75       12/01/2005       697,315

 1,000,000  CENTRAL PLATTE VALLEY CO METROPOLITAN DISTRICT SERIES A USB INSURED
            (PROPERTY TAX REVENUE LOC)+/-                                                        5.00       12/01/2009     1,089,660

   535,000  CITY OF ARVADA CO SPRINGWOOD COMMUNITY PROJECT SERIES A COLLATERALIZED BY GNMA
            (HOUSING REVENUE LOC)                                                                5.60       08/20/2008       547,300

   250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL-RENAISSANCE
            SCHOOL PROJECT (LEASE REVENUE LOC)                                                   5.85       06/01/2008       246,753

 1,435,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER SCHOOL PROJECT
            ESCROWED TO MATURITY (LEASE REVENUE LOC)                                             5.25       12/01/2011     1,634,522

 1,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50       12/01/2008     1,120,700

   380,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00       12/01/2006       413,242

   455,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.25       12/01/2010       514,605

   500,000  COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL STEAMBOAT SPRINGS HEALTH
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.30       09/15/2009       508,665

   985,000  COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL & RESEARCH CENTER
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  4.80       01/01/2005       996,022

    15,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES C
            (HOUSING REVENUE LOC)                                                                5.00       05/01/2005        15,018

 1,000,000  COLORADO STATE CO STUDENT OBILGATION BOND AUTHORITY STUDENT LOAN SERIES II-B GSL
            INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                          6.20       12/01/2008     1,051,650

   385,000  COUNTY OF BOULDER CO DEVELOPMENT OF LONGMONT UNITED HOSPITAL PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       12/01/2005       401,701

   620,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       12/01/2008       678,950

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
COLORADO (continued)
$  650,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50%      12/01/2009  $    728,943

   460,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50       12/01/2010       515,738

   970,000  DENVER CITY & COUNTY CO ESCROWED TO MATURITY (HOUSING REVENUE LOC)                   7.00       08/01/2010     1,139,915

 1,350,000  DENVER CITY & COUNTY CO SERIES A AMBAC INSURED (AIRPORT REVENUE LOC)                 4.90       11/15/2008     1,476,306

   305,000  DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE SERIES A                   5.25       12/01/2005       316,919

   205,000  DENVER CO WEST METROPOLITAN DISTRICT SERIES B (PROPERTY TAX REVENUE LOC)             5.00       12/01/2004       210,918

   775,000  HIGHLANDS RANCH COM METROPOLITAN DISTRICT #2 FSA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           6.50       06/15/2009       923,754

   350,000  INTERLOCKEN METROPOLITAN DISTRICT CO SERIES A RADIAN INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.50       12/15/2009       394,282

 2,675,000  METROPOLITAN FOOTBALL STADIUM DISTRICT CO CAPITAL APPRECIATION SERIES A MBIA INSURED
            (RECREATIONAL FACILITIES REVENUE LOC)                                                2.69^      01/01/2008     2,403,835

                                                                                                                          19,156,016
                                                                                                                        ------------
DISTRICT OF COLUMBIA - 1.67%
   300,000  DISTRICT OF COLUMBIA SERIES B-1 AMBAC INSURED (PROPERTY TAX REVENUE LOC)             5.50       06/01/2008       338,208

 2,180,000  DISTRICT OF COLUMBIA UNREFUNDED BALANCE 2001 SERIES B FSA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.50       06/01/2008     2,457,645

                                                                                                                           2,795,853
                                                                                                                        ------------
FLORIDA - 2.99%
 1,035,000  BOYNTON BEACH FL FGIC INSURED (WATER REVENUE LOC)                                    5.00       11/01/2012     1,142,681

   150,000  BRADFORD COUNTY FL SANTE FE HEALTHCARE FACILITIES PROJECT ESCROWED TO MATURITY
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00       11/15/2009       168,023

 1,475,000  BROWARD COUNTY FL SERIES B AMBAC INSURED (WATER REVENUE LOC)                         5.00       10/01/2008     1,646,144

 1,365,000  HILLSBOROUGH COUNTY FL ESCROWED TO MATURITY (SEWER REVENUE LOC)                      6.20       12/01/2008     1,506,223

   500,000  MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A MBIA INSURED (LEASE REVENUE LOC)          5.00       08/01/2027       551,430

                                                                                                                           5,014,501
                                                                                                                        ------------
IDAHO - 0.72%
 1,000,000  BOISE CITY ID INDEPENDENT SCHOOL DIRSTRICT SBG INSURED (PROPERTY TAX REVENUE LOC)    5.00       08/15/2008     1,114,750

    90,000  POCATELLO ID DEVELOPMENT AUTHORITY SERIES B (TAX INCREMENTAL REVENUE LOC)            7.25       12/01/2008        94,162

                                                                                                                           1,208,912
                                                                                                                        ------------
ILLINOIS - 7.15%
 1,870,000  BERWYN ILLINIOS AMBAC INSURED (PROPERTY TAX REVENUE LOC)                             5.00       11/15/2010     2,062,348

 1,500,000  CHICAGO IL ALLOCATION CAPITAL APPRECIATION CENTRAL SERIES A AMBAC INSURED
            (TAX INCREMENTAL REVENUE LOC)                                                        1.64^      12/01/2005     1,453,770

   700,000  CHICAGO IL METROPOLITAN WATER RECLAMATION DISTIRCT GREATER CHICAGO IL CAPITAL
            IMPROVEMENT BONDS (PROPERTY TAX REVENUE LOC)                                         6.90       01/01/2007       798,952

   565,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MIDWESTERN UNIVERSITY SERIES B
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.00       05/15/2007       603,510

 1,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY LUTHERAN GENERAL HEALTH SYSEMS SERIES A FSA
            INSURED ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                     6.13       04/01/2012     1,147,040

   550,000  ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL PROJECT ESCROWED TO MATURITY
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  7.10       06/01/2009       625,152

   800,000  NORTH CHICAGO IL FGIC INSURED (PROPERTY TAX REVENUE LOC)                             5.75       01/01/2010       922,832

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (continued)
$1,030,000  NORTHERN ILLINOIS UNIVERSITY CAPITAL APPRECIATION AUXILARY FACILITES SYSTEMS
            FGIC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                                    2.38%^     04/01/2007 $    953,770

 3,000,000  STATE OF ILLINOIS SERIES Q (SALES TAX REVENUE LOC)                                   6.00       06/15/2009    3,433,470

                                                                                                                         12,000,844
                                                                                                                       ------------
INDIANA - 6.19%
   250,000  BLUFFTON-HARRISON IN HIGH SCHOOL BUILDING CORPORATION FIRST MORTGAGE FSA INSURED
            (LEASE REVENUE LOC)                                                                  4.60       08/01/2009       271,147

 1,295,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT SCHOOL BUILDING
            CORPORATION FIRST MORTGAGE (LEASE REVENUE LOC)                                       5.20       09/15/2008     1,445,544

 1,000,000  INDIANA BOND BANK COMMON SCHOOL ADVANCE PURCHASE FUNDING SERIES B MBIA INSURED
            (OTHER REVENUE LOC)                                                                  5.00       02/01/2008     1,101,890

 1,000,000  INDIANA BOND BANK COMMON SCHOOL FUND ADVISORY PURCHASE SERIES A MBIA INSURED         5.00       02/01/2007     1,088,410

   850,000  INDIANA EDUCATIONAL FACILITIES AUTHORITY DEPAUW UNIVERSITY PROJECT
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.00       07/01/2012       915,442

 1,000,000  INDIANA HEALTH FACILITIES FINANCING AUTHORITY CHARITY OBLIGATION GROUP SERIES D
            PREREFUNDED 11/15/09 @101 (HEALTHCARE FACILITIES REVENUE LOC)                        5.75       11/15/2014     1,176,990

 1,980,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY UNREFUNDED BALANCE SERIES A MBIA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50       11/01/2007     2,206,512

 1,000,000  INDIANA UNIVERSITY CAPITAL APPRECIATION STUDENT FEE SERIES H AMBAC INSURED
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 3.09^      08/01/2009       842,510

 1,150,000  INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT BOND BANK CAPITAL APPRECIATION SERIES A
            (SPECIAL TAX REVENUE LOC)                                                            1.60^      02/01/2005     1,130,335

   200,000  MERRILLVILLE IN MULTI SCHOOL BUILDING CORPORATION FIRST MORTGAGE MBIA INSURED
            (LEASE REVENUE LOC)                                                                  6.55       07/01/2005       215,112

                                                                                                                          10,393,892
                                                                                                                        ------------
IOWA - 1.72%
   395,000  CLINTON IA COMMUNITY SCHOOL DISTRIT SERIES A (PROPERTY TAX REVENUE LOC)              5.38       06/01/2005       415,911

 1,345,000  IOWA FINANCE AUTHORITY CATHOLIC HEALTH INITIATIVES SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.38       12/01/2005     1,411,201

 1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES B (HIGHER EDUCATION FACILITIES
            AUTHORITY REVENUE LOC)                                                               4.90       12/01/2005     1,055,660

                                                                                                                           2,882,772
                                                                                                                        ------------
KANSAS - 0.11%
   185,000  CITY OF LAWRENCE KS LAWRENCE MEMORIAL HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)   5.00       07/01/2004       187,953
                                                                                                                        ------------
LOUISIANA - 1.51%
   350,000  LOUISIANA STATE LA UNIVERSITY & AGRICULTURAL & MECHANICAL COLLEGE LOUISIANA STATE
            UNIVERSITY AT EUNICE PROJECT MBIA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)       5.00       06/01/2008       374,178

 1,900,000  SHREVEPORT LA SERIES A FGIC INSURED (PROPERTY TAX REVENUE LOC)                       5.63       05/01/2008     2,154,885

                                                                                                                           2,529,063
                                                                                                                        ------------
MASSACHUSETTS - 3.45%
   500,000  COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)                           5.25       01/01/2009       559,760

 1,515,000  COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)                           5.50       01/01/2010     1,720,677

 2,410,000  COMMONWEALTH OF MASSACHUSETTS SERIES C (TAX REVENUE LOC)                             5.25       12/01/2007     2,679,269

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MASSACHUSETTS (continued)
$  780,000  MASSACHUSETTS DEVELOPMENT FINANACE AGENCY DEVENS ELECTRIC SYSTEMS
            (ELECTRIC REVENUE LOC)                                                               5.13%      12/01/2011  $    832,634

                                                                                                                           5,792,340
                                                                                                                        ------------
MICHIGAN - 5.83%
   375,000  BATTLE CREEK MI ECONOMIC DEVEVELOPMENT CORPORATION KELLOG COMPANY PROJECT
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 5.13       02/01/2009       387,169

 2,000,000  DETROIT MI COBO HALL MBIA INSURED (TAX REVENUE LOC)                                  5.00       09/30/2008     2,223,600

 1,000,000  DETROIT MI DISTRIBUTABLE STATE AID AMBAC INSURED (PROPERTY TAX REVENUE LOC)          5.25       05/01/2008     1,119,220

 1,710,000  DETROIT MI ESCROWED TO MATURITY (STATE & LOCAL GOVERNMENTS LOC)                      7.10       12/15/2009     1,966,414

   300,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)                 6.50       05/01/2005       320,505

   305,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)                 6.50       05/01/2006       338,196

   395,000  MERRILL MI COMMUNITY SCHOOL DISTRICT FGIC INSURED (PROPERTY TAX REVENUE LOC)         6.50       05/01/2005       421,998

   250,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT SERIES A MBIA
            INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                          5.50       11/15/2007       280,110

   185,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY HENRY FORD HOSPITAL ESCROWED TO MATURITY
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  9.00       05/01/2004       189,838

   415,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.25       11/15/2006       447,063

   435,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.38       11/15/2007       472,371

   300,000  MICHIGAN STATE MI HOSPITAL FINANCIAL AUTHORITY CHARITY OBLIGATION GROUP SERIES A
            PREREFUNDED 05/ 01/10 @100 (HOSPITAL REVENUE LOC)                                    5.13       11/01/2029       334,806

 2,405,000  ROMULUS TOWNSHIP MI COMMUNITY SCHOOLS CAPITAL APPRECIATION SERIES II FGIC INSURED
            PREREFUNDED 05/ 01/07 @ 36.6958 (PROPERTY TAX REVENUE LOC)                           5.96^      05/01/2022       819,480

   450,000  SCHOOLCRAFT MI COMMUNITY SCHOOL DISTRICT FGIC INSURED (PROPERTY TAX REVENUE LOC)     6.50       05/01/2004       458,023

                                                                                                                           9,778,793
                                                                                                                        ------------
MINNESOTA - 3.24%
   100,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT NO 112 SERIES B (PROPERTY TAX REVENUE LOC)     6.00       02/01/2014       108,669

   405,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       11/15/2008       437,935

 1,200,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE SYSTEMS
            HEALTH PARTNERS OBLIGATION GROUP PJ (HEALTHCARE FACILITIES REVENUE LOC)              5.25       12/01/2008     1,287,564

   225,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL LUTHERAN PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       02/01/2006       235,503

   230,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL LUTHERAN PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       02/01/2007       242,979

   250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL LUTHERAN PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       02/01/2008       264,302

   700,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST OLAF COLLEGE SERIES 5-H HARRIS
            TRUST & SAVINGS BANK INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)+/-                 0.85       10/01/2030       700,000

   365,000  MINNESOTA STATE MN HIGHER EDUCATION FACILITIES AUTHORITY STATE SCHOLASTICAL
            SERIES 5-J (COLLEGE AND UNIVERSITY REVENUE LOC)                                      4.88       12/01/2007       392,200

 1,000,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO MEDICAL
            CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE LOC)                                  5.80       11/15/2007     1,133,100

   545,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC REVENUE LOC)        6.38       01/01/2016       643,160

                                                                                                                           5,445,412
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MISSISSIPPI - 3.41%
$1,000,000  STATE OF MISSISSIPPI (TAX REVENUE LOC)                                               5.25%      09/01/2007  $  1,110,950

 4,060,000  STATE OF MISSISSIPPI ESCROWED TO MATURITY (PROPERTY TAX REVENUE LOC)                 6.20       02/01/2008     4,619,712

                                                                                                                           5,730,662
                                                                                                                        ------------
MISSOURI - 0.67%
 1,000,000  MISSOURI STATE BOARD PUBLIC BUILDINGS SPECIAL OBLIGATION SERIES A (RECREATIONAL
            FACILITIES REVENUE LOC)                                                              5.25       10/15/2008     1,127,930
                                                                                                                        ------------
NEBRASKA - 0.25%
   415,000  NEBRASKA INVESTMENT FINANCE AUTHORITY GREAT PLAINS REGULAR MEDICAL CENTER PROJECT
            RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                   4.80       11/15/2004       427,230
                                                                                                                        ------------
NEVADA - 0.75%
   645,000  SPARKS NV REDEVELOPMENT AGENCY SERIES A RADIAN INSURED
            (TAX INCREMENTAL REVENUE LOC)                                                        5.10       01/15/2008       704,159

   500,000  WASHOE COUNTY NV AIRPORT AUTHORITY FGIC INSURED (AIRPORT REVENUE LOC)                5.25       07/01/2008       556,150

                                                                                                                           1,260,309
                                                                                                                        ------------
NEW JERSEY - 1.13%
   500,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL HEALTH SYSTEMS
            OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)                                 5.00       07/01/2005       519,190

   225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL REVENUE
            (TOLL ROAD REVENUE LOC)                                                              6.20       01/01/2010       261,452

 1,000,000  NEW JERSEY STATE TRANSPORTATION TRANSIT FUND AUTHORITY TRANSPORTATION
            SYSTEM-SERIES A (TRANSPORTATION REVENUE LOC)                                         5.00       06/15/2012     1,113,220

                                                                                                                           1,893,862
                                                                                                                        ------------
NEW YORK - 3.86%
 1,000,000  CITY OF NEW YORK NY SERIES E (PROPERTY TAX REVENUE LOC)                              5.25       08/01/2009     1,111,050

 1,000,000  CITY OF NEW YORK NY SERIES E FSA INSURED (PROPERTY TAX REVENUE LOC)                  4.90       02/01/2007     1,088,660

   150,000  NEW YORK STATE DORMITORY AUTHORITY CAPITAL APPRECIATION PREREFUNDED CITY SERIES A
            FSA INSURED ESCROWED TO MATURITY (COLLEGE AND UNIVERSITY REVENUE LOC)                5.24^      07/01/2005       138,804

   500,000  NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX SERIES A
            (TAX REVENUE LOC)                                                                    5.00       03/15/2008       552,980

 1,000,000  NEW YORK STATE THRUWAY AUTHORITY UNREFUNDED BALANCE LOCAL HIGHWAY & BRIDGES
            (OTHER REVENUE LOC)                                                                  5.25       04/01/2010     1,113,080

 2,135,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER PROJECT SERIES E
            MBIA INSURED (OTHER REVENUE LOC)                                                     7.25       01/01/2010     2,483,347

                                                                                                                           6,487,921
                                                                                                                        ------------
NORTH DAKOTA - 0.66%
 1,000,000  NORTH DAKOTA BUILDING AUTHORITY SERIES A FGIC INSURED (LEASE REVENUE LOC)            5.25       06/01/2008     1,114,300
                                                                                                                        ------------
OHIO - 5.39%
   160,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE REVENUE LOC)                6.50       12/01/2007       174,223

 1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 5.13       10/01/2008     1,103,160

 1,000,000  LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION MBIA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.00       11/15/2007     1,123,510

   900,000  OHIO STATE WATER DEVELOPMENT AUTHORITY WATER DEVELOPMENT PURE WATER AMBAC
            INSURED (WATER REVENUE LOC)                                                          5.00       06/01/2008     1,000,278

 2,000,000  STATE OF OHIO (PROPERTY TAX REVENUE LOC)                                             6.65       09/01/2009     2,312,700

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
OHIO (continued)
$  560,000  STATE OF OHIO INFRASTRUCTURE IMPROVEMENT SERIES B (PROPERTY TAX REVENUE LOC)         5.00%      03/01/2008  $    620,838

 2,455,000  STATE OF OHIO INFRASTRUCTURE IMPROVEMENTS SERIES C (PROPERTY TAX REVENUE LOC)        5.00       08/01/2007     2,706,613

                                                                                                                           9,041,322
                                                                                                                        ------------
OREGON - 0.54%
   855,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
            (TAX INCREMENTAL REVENUE LOC)                                                        5.00       08/01/2008       911,857
                                                                                                                        ------------
PENNSYLVANIA - 1.50%
   530,000  DOVER TOWNSHIP AUTHORITY ESCROWED TO MATURITY (SEWER REVENUE LOC)                    6.25       05/01/2012       572,421

 1,000,000  MONTGOMERY COUNTY PA INDUSTRIAL DEVELOPMENT AUTHORITY PECO ENERGY COMPANY
            SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                     5.30       10/01/2004     1,021,890

   855,000  WINDBER AREA AUTHORITY PA WINDBER HOSPITAL PROJECT FHA INSURED PREREFUNDED
            08/01/05 @ 102 (HEALTHCARE FACILITIES REVENUE LOC)                                   6.50       08/01/2005       928,761

                                                                                                                           2,523,072
                                                                                                                        ------------
PUERTO RICO - 0.66%
 1,000,000  PUERTO RICO COMMONWEALTH SERIES C PUBLIC IMPROVEMENT (OTHER REVENUE LOC)+/-          5.00       07/01/2028     1,104,210
                                                                                                                        ------------
SOUTH CAROLINA - 1.75%
 2,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY IMPROVEMENT PALMETTO HEALTHCARE
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.25       08/01/2011     2,049,920

   870,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY SERIES A-2 FSA INSURED
            (HOUSING REVENUE LOC)                                                                5.50       07/01/2004       884,242

                                                                                                                           2,934,162
                                                                                                                        ------------
SOUTH DAKOTA - 2.07%
 1,220,000  HEARTLAND SD CONSUMERS POWER DISTRICT FSA INSURED (ELECTRIC REVENUE LOC)             6.00       01/01/2009     1,372,988

 1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY CERTIFICATIONS FSA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.00       01/01/2009     1,112,840

   910,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY HEALTHCARE PRAIRIE ACA INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.20       04/01/2008       993,847

                                                                                                                           3,479,675
                                                                                                                        ------------
TENNESSEE - 5.41%
 2,900,000  JACKSON TENNESSEE WATER AND SEWER REVENUE (WATER & WASTEWATER AUTHORITY
            REVENUE LOC)                                                                         6.30       07/01/2011     3,290,630

 1,000,000  MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS CORPORATION
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 5.00       09/01/2009     1,094,360

 1,215,000  SHELBY COUNTY TN PUBLIC IMPROVEMENT & SCHOOL SERIES A MBIA INSURED
            (PROPERTY TAX REVENUE LOC)                                                           5.00       03/01/2008     1,345,977

 1,000,000  STATE OF TENNESSEE SERIES A (FUEL SALES TAX REVENUE LOC)                             5.00       05/01/2007     1,097,160

 2,000,000  STATE OF TENNESSEE SERIES A FGIC INSURED (FUEL SALES TAX REVENUE LOC)                5.25       02/01/2009     2,257,520

                                                                                                                           9,085,647
                                                                                                                        ------------
TEXAS - 8.97%
 1,000,000  BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT DOW CHEMICAL COMPANY PROJECT SERIES B-1
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                                              4.20       05/15/2005     1,019,910

   555,000  CITY OF HOUSTON TX ESCROWED TO MATURITY (AIRPORT REVENUE LOC)                        6.25       07/01/2012       639,843

   280,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA HUD INSURED (HOUSING REVENUE LOC)       5.00       10/01/2009       295,951

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
TEXAS (continued)
$  135,000  DESOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT SERIES A ESCROWED TO
            MATURITY (HOUSING REVENUE LOC)                                                       6.13%      02/01/2005  $    135,559

   400,000  GULF COAST INDUSTRIAL DEVELOPMENTAL AUTHORITY MOBIL OIL CORPORATION PROJECT
            GAURANTEE AGREEMENT (INDUSTRIAL DEVELOPMENT REVENUE LOC)                             4.95       07/01/2007       438,276

   240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT ESCROWED TO MATURITY (LEASE REVENUE LOC)   5.20       10/15/2006       258,022

 2,330,000  HARRIS COUNTY HOUSTON TX SPORTS AUTHORITY SENIOR LIEN SERIES A MBIA INSURED
            (SPECIAL TAX REVENUE LOC)                                                            5.25       11/15/2007     2,596,925

 1,040,000  HARRIS COUNTY TX PERMANENT IMPROVEMENT                                               5.50       10/01/2007     1,165,642

    15,000  HOUSTON HOUSING FINANCE CORPORATION SERIES A-1 (HOUSING REVENUE LOC)                 8.00       06/01/2014        15,059

   400,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH SYSTEMS OF EAST
            TEXAS (HEALTHCARE FACILITIES REVENUE LOC)                                            6.50       02/15/2006       414,444

 1,000,000  LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH SYSTEM REVENUE MEMORIAL
            HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)      5.00       02/15/2008       993,560

   910,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE LOC)                           5.00       08/15/2007       973,127

 3,100,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION AMBAC INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  4.92^      06/01/2007     2,625,514

 3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY MBIA INSURED (ELECTRIC REVENUE LOC)            6.00       09/01/2009     3,477,360

                                                                                                                          15,049,192
                                                                                                                        ------------
UTAH - 0.34%
   500,000  INTERMOUNTAIN POWER AGENCY UT SERIES A MBIA INSURED (ELECTRIC REVENUE LOC)           6.00       07/01/2008       574,965
                                                                                                                        ------------
WASHINGTON - 7.80%
 1,000,000  COWLITZ COUNTY WA PUBLIC UTILTIY DISTRICT #1 DISTRIBUTION SYSTEMS AMBAC INSURED
            (ELECTRIC REVENUE LOC)                                                               5.25       09/01/2009     1,126,960

 2,000,000  KING COUNTY WA SERIES B FSA INSURED (SEWER REVENUE LOC)                              5.25       01/01/2008     2,224,240

   950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE LOC)                                     5.13       09/01/2009     1,000,853

   190,000  SEATTLE WA HOUSING AUTHORITY MARKET HOUSE ELDERLY HOUSING SERIES A HUD INSURED
            (HOUSING REVENUE LOC)                                                                6.20       02/01/2004       190,112

 1,345,000  SKAGIT COUNTY WASHINGTON PUBLIC HOSPITAL DISTRICT                                    4.75       12/01/2007     1,387,489

 1,330,000  SPOKANE WA FGIC INSURED (PROPERTY TAX REVENUE LOC)                                   5.00       06/01/2008     1,474,651

 1,155,000  STATE OF WASHINGTON SERIES A & AT-6 (TAX REVENUE LOC)                                6.25       02/01/2011     1,356,062

   695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO MATURITY
            (ELECTRIC REVENUE LOC)                                                               4.20       01/01/2008       746,562

   555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO MATURITY
            (ELECTRIC REVENUE LOC)                                                               4.20       07/01/2008       598,601

   800,000  WASHINGTON HEALTH CARE FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL RADIAN INSURED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.00       10/01/2008       875,128

 1,850,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM SERIES A FGIC INSURED (ELECTRIC REVENUE LOC)   3.17^      07/01/2009     1,556,128

   475,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT NUMBER 1
            PREREFUNDED-SERIES B (ELECTRIC REVENUE LOC)                                          7.25       07/01/2009       555,579

                                                                                                                          13,092,365
                                                                                                                        ------------
WEST VIRGINIA - 0.74%
   200,000  KANAWHA COUNTY WV FGIC INSURED ESCROWED TO MATURITY (HOUSING REVENUE LOC)            7.38       09/01/2011       253,292

   865,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN PROGRAM ESCROWED
            TO MATURITY (SEWER REVENUE LOC)                                                      7.10       11/01/2009       997,388

                                                                                                                           1,250,680
                                                                                                                        ------------

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL LIMITED TERM TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
WISCONSIN - 1.34%
$2,000,000  State of Wisconsin Series 2 (Tax Revenue LOC)                                        5.13%      11/01/2008  $  2,241,420

TOTAL MUNICIPAL BONDS (COST $159,298,329)                                                                                163,904,888
                                                                                                                        ------------
SHORT-TERM INVESTMENTS - 1.34%

SHARES
MUTUAL FUND - 1.34%
  2,241,967  WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                             2,241,967

TOTAL SHORT-TERM INVESTMENTS (COST $2,241,967)                                                                             2,241,967
                                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $161,540,296)*                         98.98%                                                                     $166,146,855

OTHER ASSETS AND LIABILITIES, NET             1.02                                                                         1,710,228
                                            ------                                                                      ------------
TOTAL NET ASSETS                            100.00%                                                                     $167,857,083
                                            ------                                                                      ------------

^   ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
+/- VARIABLE RATE SECURITIES.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
  SHARES    SECURITY NAME                                                                                                  VALUE
INVESTMENT COMPANIES - 4.71%
    60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                         $    888,525

   380,000  DREYFUS MUNICIPAL INCOME FUND                                                                                  3,758,200

    91,802  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                            808,776

   103,352  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                          1,457,263

   115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                       1,781,469

   204,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                      3,312,618

   116,037  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                           1,687,178

    30,612  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                            428,568

    91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                                 1,018,263

    57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                      934,882

    45,072  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                   678,333

    91,637  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                               1,443,283

TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                             18,197,358
                                                                                                                        ------------
PRINCIPAL                                                                                  INTEREST RATE  MATURITY DATE
MUNICIPAL BONDS - 94.79%

ALABAMA - 0.81%
$   50,000  ALABAMA HOUSING FINANCE AUTHORITY SERIES B COLLEGE HOME MORTGAGE BOARD PROGRAM
            (HOUSING REVENUE LOC)                                                                6.10%      10/01/2020        51,688

 1,815,000  ALABAMA STATE BOARD EDUCATION TUITION REVENUE JOHN C CALHOUN COMMUNITY COLLEGE-A
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 5.25       05/01/2023     1,936,224

 1,000,000  COUNTY OF JEFFERSON AL CAPITAL IMPROVEMENTS WASTE SERIES D (SEWER REVENUE LOC)       5.25       02/01/2022     1,142,370

                                                                                                                           3,130,282
                                                                                                                        ------------
ALASKA - 0.25%
    35,000  ALASKA HOUSING FINANCE CORPORATION COLLEGE 1ST SERIES VETERANS MTG PG
            (HOUSING REVENUE LOC)                                                                5.40       12/01/2023        35,323

   500,000  ALASKA HOUSING FINANCE CORPORATION HOUSING DEVELOPMENT SERIES A
            (HOUSING REVENUE LOC)                                                                5.70       12/01/2029       515,405

   400,000  ALASKA STUDENT LOAN CORPORATION SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)        5.75       07/01/2014       419,720

                                                                                                                             970,448
                                                                                                                        ------------
ARIZONA - 5.53%
 1,000,000  ARIZONA POWER AUTHORITY CROSSOVER SERIES A SPL OBLIG-REF-HOOV (OTHER REVENUE LOC)    5.25       10/01/2014     1,139,250

   250,000  ARIZONA STATE TRANSPORTATION BOARD (TOLL ROAD REVENUE LOC)                           5.25       07/01/2015       278,117

   500,000  CHANDLER ARIZONA (FUEL SALES TAX REVENUE LOC)                                        6.00       07/01/2011       581,650

   200,000  GILBERT WATER RESOURCE MUNICIPAL PROPERTY CORPORATION AZ SUB LIEN-CONNECTION DEV FEE
            (LEASE REVENUE LOC)                                                                  6.40       04/01/2016       200,398

   630,000  GLENDALE INDUSTRIAL DEVELOPMENT AUTHORITY AZ UNREFUNDED BALANCE SERIES A
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 6.00       05/15/2026       692,798

   200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68 ALHAMBRA
            (PROPERTY TAX REVENUE LOC)                                                           5.50       07/01/2013       232,092

   500,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68 ALHAMBRA SCHOOL IMPROVEMENTS
            PROJECT (PROPERTY TAX REVENUE LOC)                                                   5.10       07/01/2004       519,450

 1,400,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A ARIZONA CHARTER SCHOOLS
            PROJECT 1 (PRIVATE SCHOOL REVENUE LOC)                                               6.63       07/01/2020     1,412,194

 4,000,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A ARIZONA CHARTER SCHOOLS
            PROJECT 1 (PRIVATE SCHOOL REVENUE LOC)                                               6.75       07/01/2029     3,985,520

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
ARIZONA (continued)
$2,000,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A CATHOLIC HEALTHCARE
            WEST PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                     5.00%      07/01/2016  $  2,038,880

   750,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A WHISPERING PALMS
            APARTMENTS (HOUSING REVENUE LOC)                                                     5.85       07/01/2019       791,572

   840,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES B GRAN VICTORIA
            HOUSING LLC PROJECT (HOUSING REVENUE LOC)                                           10.00       05/01/2031       844,082

   585,000  MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION SERIES A PUBLIC SERVICE COMPANY
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 5.75       11/01/2022       584,947

   215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES (LEASE REVENUE LOC)  5.63       07/01/2010       239,835

   750,000  NAVAJO COUNTY AZ POLLUTION CONTROL CORPORATION SERIES A ARIZONA PUBLIC SERVICE
            COMPANY (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                         5.88       08/15/2028       752,873

 1,500,000  PHOENIX ARIZONA SERIES A (PROPERTY TAX REVENUE LOC)                                  6.25       07/01/2016     1,849,485

   250,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY CAPITAL MALL LLC PROJECT
            (LEASE REVENUE LOC)                                                                  5.38       09/15/2022       271,480

   900,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY JOHN C LINCOLN HEALTH SERIES B
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.65       12/01/2012     1,019,646

   405,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES 1A (HOUSING REVENUE LOC)          6.25       09/01/2032       439,372

   135,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY STATEWIDE SERIES C
            (HOUSING REVENUE LOC)                                                                5.30       04/01/2020       139,717

   335,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A (HOUSING REVENUE LOC)       6.50       02/01/2017       340,414

   250,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES C ARIZONA CHARTER SCHOOLS
            PROJECT (PRIVATE SCHOOL REVENUE LOC)                                                 6.70       07/01/2021       252,343

 1,440,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY WILLOWICK APARTMENT PROJECT
            (HOUSING REVENUE LOC)                                                                5.50       03/01/2028     1,480,896

   300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE LOC)                         5.25       07/01/2017       328,638

   500,000  TUCSON AZ SENIOR LIEN SERIES 1994-C (FUEL SALES TAX REVENUE LOC)                     7.00       07/01/2012       633,390

   275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)          6.00       06/01/2010       324,121

                                                                                                                          21,373,160
                                                                                                                        ------------
ARKANSAS - 0.52%
 2,000,000  LITTLE ROCK AR CAPITAL IMPROVEMENT FSA INSURED                                       4.00       04/01/2016     2,001,580
                                                                                                                        ------------
CALIFORNIA - 6.01%
 2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA SERIES D-2 STUDENT LOAN
            PG-JR-SUB-IV (COLLEGE AND UNIVERSITY REVENUE LOC)                                    7.85       07/01/2025     2,482,075

 2,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2 (ELECTRIC REVENUE LOC)+/-  0.72       05/01/2022     2,000,000

 3,745,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES A ASPIRE PUBLIC SCHOOLS
            OAKLAND PROJECT (OTHER REVENUE LOC)                                                  7.25       08/01/2031     3,751,441

   160,000  CITY OF LOS ANGELES CA SERIES A (SEWER REVENUE LOC)                                  5.88       06/01/2024       166,419

   670,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY SERIES A MONTEREY HILLS
            REDEVELOPMENT PROJECT (HOUSING REVENUE LOC)                                          8.20       12/01/2013       689,216

 6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES A6 (WATER REVENUE LOC)+/-! 9.66       08/10/2018     9,450,378

 1,440,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS SERIES B
            (PROPERTY TAX REVENUE LOC)                                                           4.63       03/01/2018     1,488,269

   850,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE LOC)                          5.75       12/01/2012       862,384

   240,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES INCORPORATED
            (AIRPORT REVENUE LOC)                                                                8.00       07/01/2013       295,786

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
CALIFORNIA (continued)
$1,000,000  SANTA CLARA COUNTY CA HOUSING AUTHORITY SERIES A RIVERTOWN APARTMENTS PROJECT
            (HOUSING REVENUE LOC)                                                                6.00%      08/01/2041  $  1,016,100

 1,000,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1 JUNIOR SUBORDINATES
            (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                                  5.88       01/01/2018     1,002,410

                                                                                                                          23,204,478
                                                                                                                        ------------
COLORADO - 7.92%
 1,750,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE (WATER REVENUE LOC)          6.25       12/01/2020     1,981,158

 1,560,000  BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS DISTRICT #98-1
            (SPECIAL TAX REVENUE LOC)                                                            7.00       12/01/2011     1,572,418

   200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL CORE KNOWLEDGE
            PROJECT (LEASE REVENUE LOC)                                                          7.00       11/01/2029       214,468

 1,800,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.70       09/15/2023     1,783,008

 2,830,000  COLORADO HOUSING & FINANCE AUTHORITY AMT-SINGLE FAMILY PROGRAM-SERIES A
            MBIA INSURED (SINGLE FAMILY HOUSING REVENUE LOC)                                     6.50       08/01/2031     2,985,961

 1,500,000  COLORADO HOUSING & FINANCE AUTHORITY AMT-SINGLE FAMILY MORTGAGE-CLASS 3-B-4
            (HOUSING REVENUE LOC)                                                                5.00       05/01/2032     1,557,195

 1,155,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES B-2
            (HOUSING REVENUE LOC)                                                                7.10       04/01/2017     1,177,661

   140,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES C
            (HOUSING REVENUE LOC)                                                                7.90       12/01/2024       140,000

   250,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B2 SINGLE FAMILY PROJECT
            (HOUSING REVENUE LOC)                                                                7.50       12/01/2016       253,033

   110,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-1 SINGLE FAMILY PROJECT
            (HOUSING REVENUE LOC)                                                                8.00       12/01/2024       110,455

    40,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-II SINGLE FAMILY PROJECT
            (HOUSING REVENUE LOC)                                                                8.13       06/01/2025        40,520

 5,015,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PG-B3-FSA-CR
            (HOUSING REVENUE LOC)                                                                6.70       08/01/2017     5,327,685

   235,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES A-2
            (HOUSING REVENUE LOC)                                                                7.15       11/01/2014       238,483

 1,695,000  COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES D-2
            (SINGLE FAMILY HOUSING REVENUE LOC)                                                  6.90       04/01/2029     1,718,340

   500,000  DENVER CITY & COUNTY CO SERIES E (AIRPORT REVENUE LOC)                               5.50       11/15/2025       535,065

   500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A (HOUSING REVENUE LOC)      5.75       10/01/2027       516,230

 5,200,000  DENVER URBAN RENEWAL AUTHORITY CO TAX EXEMPT RICE SERIES A
            (PROPERTY TAX REVENUE LOC)                                                           9.13       09/01/2017     5,517,564

 3,245,000  LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS (LEASE REVENUE LOC)        5.13       12/01/2018     3,503,529

   895,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)                   6.50       12/01/2016       905,427

   420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT (OTHER REVENUE LOC)             7.38       09/01/2010       514,571

                                                                                                                          30,592,771
                                                                                                                        ------------
CONNECTICUT - 0.03%
   115,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SERIES B NEW BRITAIN
            GENERAL HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)                                 6.00       07/01/2024       119,672
                                                                                                                        ------------
DISTRICT OF COLUMBIA - 0.60%
 3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
            (TAX INCREMENTAL REVENUE LOC)                                                        4.46^      07/01/2015     2,318,239
                                                                                                                        ------------

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
FLORIDA - 1.40%
$  505,000  BOYNTON BEACH FL HOUSING MORTGAGE CLIPPER COVE APARTMENTS
            (HOUSING REVENUE LOC)                                                                6.45%      01/01/2027  $    563,232

   500,000  FLORIDA HOUSING FINANCE AGENCY HOUSING GLEN OAKS APARTMENTS PROJECT
            (HOUSING REVENUE LOC)                                                                5.90       02/01/2030       521,615

 4,115,000  PALM BEACH COUNTY HOUSING FINANCE AUTHORITY HOUSING REVENUE SERIES A
            (HOUSING REVENUE LOC)                                                                4.85       04/01/2032     4,326,552

                                                                                                                           5,411,399
                                                                                                                        ------------
GEORGIA - 0.26%
   500,000  FULTON COUNTY HOUSING AUTHORITY CONCORDE PLACE APARTMENT PROJECT SERIES C
            (HOUSING REVENUE LOC)                                                                6.90       07/01/2008       591,215

   410,000  GEORGIA STATE HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES B-2
            (HOUSING REVENUE LOC)                                                                5.85       12/01/2028       426,183

                                                                                                                           1,017,398
                                                                                                                        ------------
GUAM - 0.02%
    60,000  GUAM HOUSING CORPORATION SERIES A MTG-GTD MTG-BKD SECS (HOUSING REVENUE LOC)         5.75       09/01/2031        66,124
                                                                                                                        ------------
HAWAII - 0.11%
   430,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
            (HOUSING REVENUE LOC)                                                                5.75       07/01/2030       444,508
                                                                                                                        ------------
IDAHO - 1.08%
    85,000  AMMON URBAN RENEWAL AGENCY ID TAX INCREMENT SERIES B
            (TAX INCREMENTAL REVENUE LOC)                                                        6.00       08/01/2014        93,834

   135,000  BLACKFOOT IDAHO WASTEWATER TREATMENT PLANT FACILITIES PROJECT (LEASE REVENUE LOC)    5.80       09/01/2018       154,695

   115,000  BLACKFOOT IDAHO WASTEWATER TREATMENT PLANT FACILITIES PROJECT (LEASE REVENUE LOC)    5.85       09/01/2019       132,266

   500,000  CANYON COUNTY SCHOOL DISTRICT NO. 132 IDAHO (PROPERTY TAX REVENUE LOC)               5.45       07/30/2004       517,770

   125,000  FREMONT & MADISON COUNTIES SCHOOL DISTRICT NO.215 ST ANTHONY ID
            (PROPERTY TAX REVENUE LOC)                                                           5.60       08/01/2004       128,340

   765,000  FREMONT & MADISON COUNTIES SCHOOL DISTRICT NO.215 ST ANTHONY ID
            (PROPERTY TAX REVENUE LOC)                                                           5.60       08/01/2004       785,441

   150,000  IDAHO HEALTH FACILITIES AUTHORITY ID IHC HOSPITALS INCORPORATED
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.65       02/15/2021       191,848

   620,000  IDAHO HOUSING & FINANCE ASSOCIATION SINGLE FAMILY MORTGAGE SERIES H-2
            (HOUSING REVENUE LOC)                                                                6.15       01/01/2028       649,903

   445,000  IDAHO HOUSING AGENCY SINGLE FAMILY MORTGAGE SERIES C-2 (HOUSING REVENUE LOC)         6.35       07/01/2015       460,188

   425,000  IDAHO WATER RESOURCE BOARD RESOURCE POOLED LOAN PROGRAM SERIES A
            (WATER REVENUE LOC)                                                                  6.20       05/01/2020       452,608

    55,000  POCATELLO ID DEVELOPMENT AUTHORITY SERIES B (TAX INCREMENTAL REVENUE LOC)            7.25       12/01/2008        57,543

   500,000  UNIVERSITY OF IDAHO STUDENT FEE KIBBIE & ENROLL SERIES D
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 6.00       04/01/2026       567,420

                                                                                                                           4,191,856
                                                                                                                        ------------
ILLINOIS - 11.11%
 2,500,000  BRIDGEVIEW ILLINIOS (PROPERTY TAX REVENUE LOC)                                       5.00       12/01/2017     2,683,925

 2,250,000  CHICAGO HOUSING AUTHORITY IL (HOUSING REVENUE LOC)                                   5.38       07/01/2019     2,412,427

   500,000  CHICAGO IL GNMA COLLEGE BELLA PROJECT (HOUSING REVENUE LOC)                          6.13       06/01/2039       524,345

 2,495,000  CHICAGO ILLINIOS SERIES B (AIRPORT REVENUE LOC)                                      5.38       01/01/2017     2,737,589

 1,620,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A COMMUNITY REHABILITATION
            PREREFUNDED                                                                          7.88       07/01/2005     1,799,382

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
ILLINOIS (continued)
$  925,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A UNREFUNDED BALANCE
            COMMUNITY REHABILITATION^^                                                           7.88%      07/01/2020  $    324,407

 4,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE (COLLEGE AND UNIVERSITY
            REVENUE LOC)                                                                         5.75       07/01/2012     4,309,440

 1,020,000  ILLINOIS HEALTH FACILITIES AUTHORITY EDGEWATER MEDICAL CENTER SERIES A               9.25       07/01/2004     1,078,181

   135,000  ILLINOIS HEALTH FACILITIES AUTHORITY HOLY CROSS HOSPITAL PROJECT
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.25       03/01/2004       130,876

 4,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY OSF HEALTHCARE SYSTEM
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  6.25       11/15/2029     4,229,080

   235,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI-FAMILY HOUSING (HOUSING REVENUE LOC)    7.00       07/01/2017       237,120

   500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT NO.165
            (PROPERTY TAX REVENUE LOC)                                                           6.25       12/01/2015       588,015

 9,700,000  MC HENRY & KANE COUNTIES IL COMMUNITY SCHOOL DISTRICT #158 CAPITAL APPRECIATION
            BOND FGIC INSURED                                                                    5.09^      01/01/2021     4,126,089

 2,760,000  REGIONAL TRANSPORTATION AUTHORITY IL (SALES TAX REVENUE LOC)                         5.75       06/01/2016     3,255,668

 7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SERIES D (SALES TAX REVENUE LOC)                7.75       06/01/2019    10,214,883

 1,000,000  ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A (HOUSING REVENUE LOC)         6.75       01/01/2018     1,080,120

 3,000,000  WINNEBAGO COUNTY IL SERIES E (PROPERTY TAX REVENUE LOC)                              5.00       12/30/2018     3,188,880

                                                                                                                          42,920,427
                                                                                                                        ------------
INDIANA - 1.21%
 1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY EXCISE INCOME TAX                5.00       08/01/2012     1,564,066

 2,515,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH SERIES F
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  5.50       11/15/2018     2,723,720

    25,000  INDIANA STATE TOLL FINANCE AUTHORITY (LEASE REVENUE LOC)                             6.00       07/01/2013        25,615

   290,000  INDIANAPOLIS LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B (OTHER REVENUE LOC)       6.00       01/10/2020       347,884

                                                                                                                           4,661,285
                                                                                                                        ------------
IOWA - 0.10%
   370,000  IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE LOC)                                5.70       01/01/2027       384,733
                                                                                                                        ------------
KANSAS - 1.17%
 1,845,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 MORTGAGE BACKED SECURITIES
            (HOUSING REVENUE LOC)                                                                6.70       06/01/2029     1,918,818

 2,440,000  SEDGWICK & SHAWNEE COUNTIES MORTGAGE BACKED SECURITIES PROGRAM SEREIS B-4
            (HOUSING REVENUE LOC)                                                                4.00       12/01/2034     2,592,012

                                                                                                                           4,510,830
                                                                                                                        ------------
LOUISIANA - 1.35%
 2,000,000  JEFFERSON PARISH HOME MORTGAGE AUTHORITY LA SERIES A (HOUSING REVENUE LOC)           5.13       06/01/2026     2,153,800

 3,070,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY SERIES A
            DEVELOPMENT AUTHORITY- HSG-BELLEMONT APARTMENTS PJS (HOUSING REVENUE LOC)            6.00       09/01/2022     3,042,493

    15,000  LOUISIANA PUBLIC FACILITIES AUTHORITY LA OPPORTUNITY LOAN SERIES A STUDENT LOAN
            (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                                  6.85       01/01/2009        15,000

                                                                                                                           5,211,293
                                                                                                                        ------------
MASSACHUSETTS - 1.03%
 2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES A
            (COLLEGE AND UNIVERSITY REVENUE LOC)                                                 7.50       05/01/2014     3,300,450

   200,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SERIES B
            MELROSE-WAKEFIELD HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)               5.88       07/01/2018       208,244

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MASSACHUSETTS (continued)
$  400,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
            (WATER REVENUE LOC)                                                                  6.00%      08/01/2023  $    456,900

                                                                                                                           3,965,594
                                                                                                                        ------------
MICHIGAN - 3.10%
 1,760,000  DETROIT MICHIGAN SERIES B (WATER REVENUE LOC)                                        5.25       07/01/2017     1,954,498

 2,000,000  MICHIGAN STATE BUILDING AUTHORITY REVENUE FACILITIES PROGRAM SERIES II
            (LEASE REVENUE LOC)                                                                  5.00       10/15/2022     2,097,720

 3,000,000  MICHIGAN STATE HOSPITAL FINANCING AUTHORITY REVENUE OAKWOOD OBLIGATED GROUP
            (HOSPITAL REVENUE LOC)                                                               5.50       11/01/2017     3,127,020

 1,160,000  MICHIGAN STRATEGIC FUND UTD WASTE SYSTEMS PROJECT
            (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                                 5.20       04/01/2010     1,222,779

 2,760,000  WAYLAND UNION SCHOOL DISTRICT MI (PROPERTY TAX REVENUE LOC)                          8.00       05/01/2010     3,562,249

                                                                                                                          11,964,266
                                                                                                                        ------------
MINNESOTA - 0.80%
   500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A COURTYARD RESIDENCE PROJECT
            (HOUSING REVENUE LOC)                                                                7.25       01/01/2032       503,615

 2,500,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE RECREATIONAL AREA
            (RECREATIONAL FACILITIES REVENUE LOC)                                                7.50       11/01/2025     2,597,650

                                                                                                                           3,101,265
                                                                                                                        ------------
NEBRASKA - 0.04%
   150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED LEASE RENTAL
            (LEASE REVENUE LOC)                                                                  6.00       10/15/2026       166,807
                                                                                                                        ------------
NEVADA - 0.59%
 2,000,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT REVENUE ALEXANDER DAWSON SCHOOL NV PROJECT
            (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                          5.38       05/15/2033     2,006,440

   275,000  NEVADA HOUSING DIVISION SARATOGA PALMS MULTI UNIT HOUSING (HOUSING REVENUE LOC)      6.25       10/01/2016       280,296

                                                                                                                           2,286,736
                                                                                                                        ------------
NEW HAMPSHIRE - 0.62%
 5,110,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY REVENUE CAPITAL
            APPRECIATION-SERIES B (RECREATIONAL FACILITIES REVENUE LOC)                          5.44^      01/01/2018     2,410,336
                                                                                                                        ------------
NEW JERSEY - 3.27%
 4,000,000  NEW JERSEY HEALTH CARE FACILITIES AUTHORITY RARITAN BAY MEDICAL CENTER
            (HEALTHCARE FACILITIES REVENUE LOC)                                                  7.25       07/01/2027     4,109,720

 4,000,000  NEW JERSEY STATE TRANSPORTATION AUTHORITY SERIES-C (TRANSPORTATION REVENUE LOC)      5.50       06/15/2019     4,455,120

 3,500,000  NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY SERIES A TRANSPORTATION SYSTEMS
            (TRANSPORTATION REVENUE LOC)                                                         5.50       12/15/2016     4,061,400

                                                                                                                          12,626,240
                                                                                                                        ------------
NEW MEXICO - 2.36%
 3,040,000  BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                             5.20       04/01/2021     3,378,504

 1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                             5.25       04/01/2027     1,612,249

   375,000  CARLSBAD HOUSING CORPORATION NM HOUSING COLONIAL HILLCREST (HOUSING REVENUE LOC)     7.38       08/15/2027       354,026

 3,365,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION EDUCATIONAL LOAN SERIES B-1
            (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                                  5.90       09/01/2031     3,421,902

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
NEW MEXICO (continued)
$   430,000  SOUTHEASTERN NM AFFORDABLE HOUSING CORPORATION CASA HERMOSA APARTMENTS
             (HOUSING REVENUE LOC)                                                               7.25%      12/01/2027  $    368,016

                                                                                                                           9,134,697
                                                                                                                        ------------
NEW YORK - 3.01%
 10,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES G-1
             (TRANSPORTATION REVENUE LOC)+/-                                                     1.18       11/01/2026    10,000,000

  1,000,000  NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH CAMPUS PROJECT FHA
             INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                         6.10       02/01/2037     1,116,490

    500,000  UNITED NATIONS DEVELOPMENT CORPORATION NY SENIOR LIEN SERIES B
             (OTHER REVENUE LOC)                                                                 5.60       07/01/2026       500,375

                                                                                                                          11,616,865
                                                                                                                        ------------
NORTH CAROLINA - 1.61%
  1,785,000  CHARLOTTE NC CERTIFICATIONS PARTNERSHIP TRANSIT PROJECTS SERIES H                   5.00       06/01/2016     1,938,456

  4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B (ELECTRIC REVENUE LOC)       5.70       01/01/2017     4,262,000

                                                                                                                           6,200,456
                                                                                                                        ------------
NORTH DAKOTA - 0.09%
    145,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE HOME MORTGAGE
             (HOUSING REVENUE LOC)                                                               5.95       07/01/2017       152,405

    190,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE HOME MORTGAGE
             (HOUSING REVENUE LOC)                                                               6.10       07/01/2028       197,758

                                                                                                                             350,163
                                                                                                                        ------------
OHIO - 0.47%
  1,000,000  ERIE COUNTY FRANCISCAN SERVICES CORPORATION PROVIDENCE HOSPITAL INCORPORATED
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 6.00       01/01/2004     1,020,000

    250,000  JOHNSTOWN OHIO MORTGAGE (SEWER REVENUE LOC)                                         6.00       12/01/2017       264,680

    500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)              5.70       12/01/2025       549,915

                                                                                                                           1,834,595
                                                                                                                        ------------
OKLAHOMA - 0.50%
  1,655,000  OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 6.00       08/15/2010     1,921,141
                                                                                                                        ------------
OREGON - 6.64%
    250,000  CHEMEKETA COMMUNITY COLLEGE DISTRICT OR (LEASE REVENUE LOC)                         6.50       07/01/2007       268,162

  1,000,000  CHEMEKETA COMMUNITY COLLEGE DISTRICT OR SERIES B (PROPERTY TAX REVENUE LOC)         5.60       06/01/2014     1,103,050

  1,000,000  CLACKAMAS COUNTY HOSPITAL FACILITY AUTHORITY LEGACY HEALTH SYSTEM
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.25       02/15/2017     1,063,060

    425,000  CLACKAMAS COUNTY HOSPITAL FACILITY AUTHORITY ODD FELLOW HOME SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.88       09/15/2021       399,933

  1,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)                   5.88       01/01/2016     1,469,085

  8,600,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)                   6.00       01/01/2025     8,329,014

    500,000  LANE COUNTY OR SCHOOL DISTRICT NO.52 BETHEL (PROPERTY TAX REVENUE LOC)              5.63       06/15/2010       581,410

  1,500,000  OREGON ST HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTH SERIES A ASPEN
             FOUNDATION II (HEALTHCARE FACILITIES REVENUE LOC)                                   6.13       04/15/2029     1,258,665

  1,250,000  OREGON ST HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTH SERIES A LINFELD
             COLLEGE PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                                6.50       10/01/2015     1,372,662

    175,000  OREGON STATE (PROPERTY TAX REVENUE LOC)                                             9.00       10/01/2005       197,481

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
OREGON (continued)
$ 1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A (LEASE REVENUE LOC)     6.25%      05/01/2010  $  1,206,250

  1,750,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTH SERIES A
             GMNA MORTGAGE BACKED SECURITIES (HEALTHCARE FACILITIES REVENUE LOC)+/-              6.85       06/20/2042     1,916,338

  3,650,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
             (LEASE REVENUE LOC)^^                                                               5.25       10/01/2016     1,268,375

  1,790,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M SINGLE FAMILY
             MORTGAGE PROGRAM (HOUSING REVENUE LOC)                                              6.20       07/01/2028     1,882,346

  1,000,000  OREGON STATE STATE BOARD HIGHER EDUCATION SERIES D (PROPERTY TAX REVENUE LOC)       5.75       08/01/2029     1,112,190

  1,000,000  PORTLAND OR OREGON CONVENTION CENTER PROJECT SERIES A (TAX INCREMENTAL REVENUE LOC) 5.75       06/15/2016     1,144,400

    489,000  PORTLAND OREGON SERIES A (OTHER REVENUE LOC)                                        4.88       06/01/2018       504,751

    550,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY SISTERS OF ST JOSEPH
             PEACE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.63       08/01/2007       574,745

                                                                                                                          25,651,917
                                                                                                                        ------------
PENNSYLVANIA - 3.08%
  1,965,000  CARBON COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY PANTHER CREEK PARTNERS
             (OTHER REVENUE LOC)                                                                 6.65       05/01/2010     2,134,874

    500,000  DAUPHIN COUNTY GENERAL AUTHORITY OFFICE & PARKING FORUM PLACE SERIES A
             (PARKING FACILITIES REVENUE LOC)                                                    6.00       01/15/2025       215,000

  1,070,000  PENNSYLVANIA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES 59A
             (HOUSING REVENUE LOC)                                                               5.80       10/01/2029     1,110,382

  5,000,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY JEANES
             HEALTH SYSTEM PROJECT (RECREATIONAL FACILITIES REVENUE LOC)                         6.85       07/01/2022     5,021,150

  3,000,000  SAYRE PA HEALTH CARE FACILITIES AUTHORITY GUTHRIE HEALTH PROJECT SERIES B
             (HEALTHCARE FACILITIES REVENUE LOC)+/-                                              1.00       12/01/2031     3,407,880

                                                                                                                          11,889,286
                                                                                                                        ------------
PUERTO RICO - 0.33%
    390,000  CHILDRENS TRUST FUND PR (SPECIAL TAX REVENUE LOC)                                   5.75       07/01/2010       436,379

    300,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)             6.00       07/01/2010       356,691

     20,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (SEWER REVENUE LOC)            10.25       07/01/2009        24,671

    200,000  PUERTO RICO HOUSING FINANCE CORPORATION MULTI FAMILY MORTGAGE SERIES A-1
             (HOUSING REVENUE LOC)                                                               7.50       04/01/2022       208,250

    250,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A COMMONWEALTH APPROPRIATION
             (OTHER REVENUE LOC)                                                                 5.00       08/01/2021       263,695

                                                                                                                           1,289,686
                                                                                                                        ------------
RHODE ISLAND - 0.26%
  1,000,000  RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION SERIES 23 HOMEOWNERSHIP
             PROJECT (HOUSING REVENUE LOC)                                                       5.95       04/01/2029     1,000,000
                                                                                                                        ------------
SOUTH CAROLINA - 1.80%
  8,800,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
             (TOLL ROAD REVENUE LOC)                                                            14.50^      01/01/2017     1,426,128

  9,100,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
             (TOLL ROAD REVENUE LOC)                                                            14.50^      01/01/2018     1,282,099

  9,400,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
             (TOLL ROAD REVENUE LOC)                                                            14.50^      01/01/2019     1,151,312

    500,000  CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION SERIES B
             (TOLL ROAD REVENUE LOC)                                                            14.00^      01/01/2031        12,950

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
SOUTH CAROLINA (continued)
$ 2,000,000  LEXINGTON COUNTY SC SCHOOL DISTRICT #002 BROOKLAND-CAYCE SCHOOL DISTRICT
             FSA INSURED                                                                         4.60%      03/01/2023  $  2,002,860

  1,000,000  UNIVERSITY OF SOUTH CAROLINA (COLLEGE AND UNIVERSITY REVENUE LOC)                   5.75       06/01/2026     1,080,730

                                                                                                                           6,956,079
                                                                                                                        ------------
SOUTH DAKOTA - 1.01%
  3,500,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY HURON REGIONAL MEDICAL CENTER
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 7.30       04/01/2016     3,893,505
                                                                                                                        ------------
TENNESSEE - 0.57%
  2,000,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITY BOARD METHODIST HEALTHCARE
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 6.50       09/01/2021     2,202,820
                                                                                                                        ------------
TEXAS - 12.37%
  1,000,000  ALIEF INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE LOC)                     4.75       02/15/2019     1,026,660

  1,215,000  ARLINGTON TEXAS REF & IMPT (OTHER REVENUE LOC)                                      5.00       08/15/2023     1,261,960

  2,250,000  AUSTIN TEXAS CONVENTION ENTERPRISES INCORPORATED SECOND TIER SERIES B
             (OTHER REVENUE LOC)                                                                 5.75       01/01/2032     2,381,287

    500,000  BEAUMONT HOUSING CORPORATION PARK SHADOWS PROJECT SERIES A (HOUSING REVENUE LOC)    6.45       06/15/2022       500,585

    325,000  CARROLL INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE LOC)                   6.75       08/15/2020       419,308

    390,000  CORPUS CHRISTI HOUSING FINANCE CORPORATION TX SERIES A (HOUSING REVENUE LOC)        7.70       07/01/2011       394,844

  1,000,000  DALLAS INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)                       5.00       02/15/2018     1,065,870

  2,395,000  DE SOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT SERIES A
             (HOUSING REVENUE LOC)                                                               7.00       02/01/2025     2,566,817

  1,000,000  DENTON TEXAS IMPROVEMENTS (UTILITIES REVENUE LOC)                                   5.13       12/01/2018     1,076,370

  4,000,000  EL PASO HOUSING FINANCE CORPORATION TX SINGLE FAMILY SERIES A-3
             (HOUSING REVENUE LOC)+/-                                                            6.18       04/01/2033     4,152,320

     95,000  GALVESTON PROPERTY FINANCE AUTHORITY TX SERIES A (HOUSING REVENUE LOC)              8.50       09/01/2011        96,234

  3,160,000  GALVESTON TX CAPITAL APPRECIATION CERTIFICATES OBLIGATION SERIES B AMBAC INSURED    4.94^      02/01/2019     1,513,640

  3,160,000  GALVESTON TX CAPITAL APPRECIATION CERTIFICATES OBLIGATION SERIES B AMBAC INSURED    5.03^      02/01/2020     1,421,305

  1,300,000  GRAPE CREEK-PULLIAM INDEPENDENT SCHOOL DISTRICT TX (LEASE REVENUE LOC)              7.25       05/15/2006     1,491,360

  1,100,000  GULF COAST WASTE DISPOSAL AUTHORITY TX EXXON PROJECT (INDUSTRIAL DEVELOPMENT
             REVENUE LOC)+/-                                                                     1.14       10/01/2024     1,100,000

    500,000  HARRIS INDUSTRIAL DEVELOPMENT CORPORATION TX GATX TERMINALS CORPORATION
             (AIRPORT REVENUE LOC)                                                               6.95       02/01/2022       513,600

    130,000  HOUSTON HOUSING FINANCE CORPORATION SERIES A-1 (HOUSING REVENUE LOC)                8.00       06/01/2014       130,512

     85,000  HOUSTON HOUSING FINANCE CORPORATION SERIES B-1 (HOUSING REVENUE LOC)                8.00       06/01/2014        85,352

  1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)                  4.25       02/15/2019       994,440

  1,170,000  LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLONAS QUAIL CREEK SERIES A
             (HOUSING REVENUE LOC)                                                               6.00       07/01/2022     1,164,829

  1,530,000  LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLONAS QUAIL CREEK SERIES A
             (HOUSING REVENUE LOC)                                                               6.00       07/01/2025     1,513,614

  1,425,000  LUFKIN TX HEALTH FACILITY DEVELOPMENT CORPORATION HEALTH SYSTEM REVENUE MEMORIAL
             HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)     5.00       02/15/2008     1,415,823

  1,960,000  PANHANDLE TX REGULATED HOUSING FINANCE SUB-SERIES C                                 8.13       03/01/2031     1,996,436

  4,180,000  SAN ANTONIO HIGHER EDUCATION AUTHORITY UNIVERSITY OF TEXAS AT SAN ANTONIO PHASE 1
             PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                                        7.13       11/01/2015     4,433,684

    200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)                   5.75       02/15/2021       213,896

  1,075,000  SOUTH SAN ANTONIO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)         5.00       08/15/2018     1,146,230

  2,000,000  TARRANT REGIONAL WATER DISTRICT TX IMPROVEMENTS (WATER REVENUE LOC)                 5.38       03/01/2014     2,268,300

    160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES B WADLEY REGIONAL
             MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                                  6.00       10/01/2017       189,654

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
TEXAS (continued)
$ 1,500,000  TEXAS STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                          5.00%      08/01/2015  $  1,651,005

  2,455,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B JUNIOR LIEN STUDENT HOUSING
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                                6.75       01/01/2033     2,397,087

  3,250,000  TEXAS STATE VETERANS HOUSING ASSISTANCE PROGRAM FD II SERIES A (HOUSING
             REVENUE LOC)                                                                        5.65       12/01/2017     3,438,338

  4,780,000  TRAVIS COUNTY TX HOUSING FINANCE AUTHORITY LAKEVIEW APARTMENT PROJ SERIES A
             (HOUSING REVENUE LOC)                                                               6.25       07/01/2027     3,749,623

                                                                                                                          47,770,983
                                                                                                                        ------------
UTAH - 4.22%
  6,000,000  INTERMOUNTAIN POWER AGENCY UT POWER SUPPLY REVENUE REFERENCE SERIES A
             (ELECTRIC REVENUE LOC)                                                              5.00       07/01/2018     6,421,380

    500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS PROJECT COLLATERALIZED
             BY GNMA (HOUSING REVENUE LOC)                                                       5.80       07/20/2022       522,620

  3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE PROJECT FHA INSURED
             (HOUSING REVENUE LOC)                                                               6.38       11/01/2033     3,403,056

  1,860,000  SALT LAKE COUNTY UT WESTMINSTER COLLEGE PROJECT (COLLEGE AND UNIVERSITY
             REVENUE LOC)                                                                        5.75       10/01/2027     1,884,440

      5,000  UTAH HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SENIOR ISSUE SERIES D-2
             (HOUSING REVENUE LOC)                                                               6.45       01/01/2011         5,090

  2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES B STATE FACILITIES MASTER LEASE
             PROGRAM (LEASE REVENUE LOC)                                                         5.25       05/15/2024     2,629,775

    250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES C STATE FACILITIES MASTER LEASE
             PROGRAM (LEASE REVENUE LOC)                                                         5.50       05/15/2019       287,753

  1,000,000  WEBER MUNICIPAL BUILDING AUTHORITY UTAH (LEASE REVENUE LOC)                         5.75       12/15/2019     1,128,270

                                                                                                                          16,282,384
                                                                                                                        ------------
VERMONT - 0.24%
    275,000  VERMONT HOUSING FINANCE AGENCY VT HOUSING SERIES 9 (HOUSING REVENUE LOC)            6.00       05/01/2037       285,428

    600,000  VERMONT STATE STUDENT ASSISTANCE FINANCING PROGRAM SERIES B
             (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                                 6.70       12/15/2012       625,428

                                                                                                                             910,856
                                                                                                                        ------------
VIRGINIA - 1.01%
  5,775,000  POCAHONTAS PARKWAY ASSOCIATION VA CAPITAL APPRECIATION SERIES B
             (TOLL ROAD REVENUE LOC)                                                             8.00^      08/15/2012     2,937,685

  1,000,000  POCAHONTAS PARKWAY ASSOCIATION VA SERIES A (TOLL ROAD REVENUE LOC)                  5.25       08/15/2008       953,190

                                                                                                                           3,890,875
                                                                                                                        ------------
WASHINGTON - 4.88%
  2,125,000  CLARK COUNTY SCHOOL DISTRICT NO.101 LA CENTER WA (PROPERTY TAX REVENUE LOC)         5.00       12/01/2015     2,319,629

    500,000  CLARK COUNTY SCHOOL DISTRICT NO.98 HOCKINSON WA (PROPERTY TAX REVENUE LOC)          6.15       12/01/2015       588,040

  2,000,000  CLARK COUNTY WASHINGTON SCHOOL DISTRICT #114 EVERGREEN
             (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                         5.38       12/01/2014     2,248,020

  1,455,000  CONSERVATION & RENEWABLE ENERGY SYSTEMS WA CONSERVATION PROJECT
             (ELECTRIC REVENUE LOC)                                                              5.00       10/01/2014     1,587,681

    110,000  KING COUNTY WA SEWER (SEWER REVENUE LOC)                                            6.13       01/01/2033       117,635

  1,748,000  KITSAP COUNTY WA CONSOLIDATED HOUSING AUTHORITY LOW INCOME HOUSING MARTHA GNMA
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 7.10       08/20/2016     2,106,043

  6,205,000  PORT LONGVIEW WA SERIES A (HARBOR DEPARTMENT REVENUE LOC)                           5.00       12/01/2014     6,596,722

  1,000,000  SEATTLE WA HOUSING AUTHORITY KIN ON PROJECT COLLATERALIZED BY GNMA
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 7.40       11/20/2036     1,157,350

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NATIONAL TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
WASHINGTON (continued)
$   500,000  SEATTLE WA SERIES B (WATER REVENUE LOC)                                            6.00%      07/01/2029  $    567,690

  1,400,000  WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY KADLEC MEDICAL CENTER
             (HEALTHCARE FACILITIES REVENUE LOC)                                                6.00       12/01/2030     1,552,516

                                                                                                                         18,841,326
                                                                                                                       ------------
WISCONSIN - 1.11%
    550,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
             (HOUSING REVENUE LOC)                                                              6.00       09/01/2015       577,616

  1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY WHEATON FRANCISCAN
             SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                               6.13       11/15/2015     1,090,250

  2,345,000  WISCONSIN STATE SERIES A (OTHER REVENUE LOC)                                       5.00       07/01/2015     2,575,490

     30,000  WISCONSIN STATE SERIES D (SPECIAL TAX REVENUE LOC)                                 5.80       05/01/2020        30,994

                                                                                                                          4,274,350
                                                                                                                       ------------
WYOMING - 0.30%
    500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP SERIES B LOWER VALLEY
             POWER & LIGHT PROJECT (FUEL SALES TAX REVENUE LOC)                                 5.88       05/01/2026       520,890

    600,000  TETON COUNTY WY HOSPITAL DISTRICT REVENUE IMPROVEMENTS ACA CBI INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                                5.80       12/01/2017       637,494

                                                                                                                          1,158,384
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $356,382,210)                                                                               366,122,095
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 1.32%

SHARES
MUTUAL FUND - 1.32%
  5,089,000  WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                            5,089,000

TOTAL SHORT-TERM INVESTMENTS (COST $5,089,000)                                                                            5,089,000
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $376,035,014)*                        100.82%                                                                    $389,408,453

OTHER ASSETS AND LIABILITIES, NET            (0.82)                                                                      (3,152,620)
                                            ------                                                                     ------------
TOTAL NET ASSETS                            100.00%                                                                    $386,255,833
                                            ------                                                                     ------------

+/- VARIABLE RATE SECURITIES.
!   SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PERSUANT TO SECTION 4
    (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
^   ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
^^  THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS - 97.60%

COLORADO - 1.02%
$   600,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.70%      09/15/2023  $    594,336
                                                                                                                        ------------
MINNESOTA - 0.91%
    500,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE RECREATIONAL AREA
             (RECREATIONAL FACILITIES REVENUE LOC)                                               7.25       11/01/2016       526,900
                                                                                                                        ------------
NEBRASKA - 92.60%
    500,000  CITY OF LINCOLN NE (ELECTRIC REVENUE LOC)                                           5.00       09/01/2015       545,855

  1,500,000  CITY OF LINCOLN NE (ELECTRIC REVENUE LOC)                                           5.00       09/01/2018     1,596,420

  1,100,000  CITY OF LINCOLN NE (WATER REVENUE LOC)                                              5.00       08/15/2017     1,185,327

  1,000,000  CITY OF LINCOLN NE MBIA INSURED (SEWER REVENUE LOC)                                 5.00       06/15/2017     1,083,810

  1,250,000  CITY OF LINCOLN NE SERIES A (PARKING FACILITIES REVENUE LOC)                        5.38       08/15/2014     1,399,800

  1,000,000  CITY OF LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER REVENUE LOC)        5.00       09/15/2016     1,082,020

    500,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                         5.25       12/01/2012       554,430

  1,000,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                         5.00       11/01/2014     1,112,610

  1,000,000  CITY OF OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT
             (SPECIAL TAX REVENUE LOC)                                                           6.00       11/01/2014     1,096,980

    865,000  CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A (SALES TAX REVENUE LOC)  5.50       02/01/2017       971,585

    415,000  CITY OF OMAHA NE SERIES A (PROPERTY TAX REVENUE LOC)                                6.50       12/01/2014       523,261

  2,000,000  DODGE COUNTY NE SCHOOL DISTRICT #1 FSA INSURED (PROPERTY TAX REVENUE LOC)           5.50       12/15/2020     2,220,280

  1,000,000  DOUGLAS COUNTY NE OMAHAS HENRY DOORLY ZOO PROJECT
             (RECREATIONAL FACILITIES REVENUE LOC)                                               5.88       09/01/2014     1,096,290

  1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX REVENUE LOC)            5.00       12/15/2018     1,601,220

    500,000  GRAND ISLAND NE PREREFUNDED 10/01/04 @ 101 (SEWER REVENUE LOC)                      5.60       04/01/2006       521,920

    500,000  GRAND ISLAND NE PREREFUNDED 10/01/04 @ 101 (SEWER REVENUE LOC)                      5.75       04/01/2007       522,480

  1,000,000  GRAND ISLAND NE SYSTEM MBIA INSURED (ELECTRIC REVENUE LOC)                          5.13       08/15/2016     1,091,910

  1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL HOSPITAL PROJECT SERIES A
             MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                    5.10       06/01/2010     1,096,930

  2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL CENTER PROJECT SERIES A
             AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                   5.50       06/01/2020     2,733,671

  1,000,000  LANCASTER COUNTY NE SCHOOL DISTRICT #1 LINCOLN PUBLIC SCHOOLS
             (PROPERTY TAX REVENUE LOC)                                                          5.25       07/15/2019     1,086,680

  1,750,000  LANCASTER COUNTY SCHOOL DISTRICT NO.1 NE LINCOLN PUBLIC SCHOOLS
             (PROPERTY TAX REVENUE LOC)                                                          5.25       01/15/2022     1,872,903

    745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED LEASE RENTAL
             GOC INSURED (LEASE REVENUE LOC)                                                     5.80       10/15/2018       830,332

    500,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED LEASE RENTAL
             REVENUE GOC INSURED (LEASE REVENUE LOC)                                             5.25       10/15/2008       553,340

  1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH SERVICES PROJECT
             RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                                  5.50       07/01/2021     1,067,260

    750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS REVENUE SERIES A
             (POWER REVENUE LOC)                                                                 5.25       04/01/2019       820,628

    575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY RADIAN INSURED
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                                5.00       04/01/2016       613,364

    500,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
             (LEASE REVENUE LOC)                                                                 6.00       02/01/2007       556,855

  1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
             (LEASE REVENUE LOC)                                                                 6.00       02/01/2010     1,439,138

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------


   NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                                  INTEREST RATE  MATURITY DATE     VALUE
NEBRASKA (continued)
$ 1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDRENS HEALTHCARE SERVICES AMBAC INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                                 5.00%      08/15/2011  $  1,087,900

  1,050,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE LOC)                  6.30       09/01/2020     1,122,387

    475,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C GNMA FNMA FHLMC INSURED
             (HOUSING REVENUE LOC)                                                               5.65       03/01/2028       488,390

    835,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED BY GNMA FNMA FHLMC
             (HOUSING REVENUE LOC)                                                               5.90       09/01/2024       872,667

  1,670,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED BY GNMA FNMA FHLMC
             (HOUSING REVENUE LOC)                                                               5.95       09/01/2031     1,741,960

  1,000,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A FSA INSURED (ELECTRIC REVENUE LOC)          5.13       01/01/2019     1,071,030

  1,000,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE LOC)         5.25       01/01/2008     1,113,340

    100,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE LOC)         5.25       01/01/2009       111,109

  1,020,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE LOC)         5.25       01/01/2012     1,135,790

  1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE LOC)             5.50       01/01/2012     1,129,840

  2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE LOC)             5.50       01/01/2014     2,228,060

    500,000  OMAHA NE IMPOUND FACILITIES CORPORATION (LEASE REVENUE LOC)                         5.55       08/01/2014       519,660

    250,000  OMAHA NE PARKING FACILITIES CORPORATION OMAHA PARK SEVEN PROJECT SERIES A
             (LEASE REVENUE LOC)                                                                 5.50       05/01/2016       266,675

    475,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE PROJECTS
             (LEASE REVENUE LOC)                                                                 5.20       09/15/2009       512,349

    500,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE PROJECTS
             (LEASE REVENUE LOC)                                                                 5.70       09/15/2015       541,930

  1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)                      5.40       02/01/2006     1,077,310

    500,000  OMAHA NE PUBLIC POWER DISTRICT SERIES B ESCROWED TO MATURITY
             (ELECTRIC REVENUE LOC)                                                              5.60       02/01/2012       510,890

  2,500,000  OMAHA NE PUBLIC POWER DISTRICT SERIES C (ELECTRIC REVENUE LOC)                      5.50       02/01/2014     2,891,725

  1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED MAINTENANCE PROJECT
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                                5.25       07/15/2011     1,109,180

  1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION MEMORIAL STADIUM IMPROVEMENT PROJECT
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                                4.95       11/01/2009     1,022,930

    700,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION UNIVERSITY MEDICAL CENTER PROJECT
             PREREFUNDED 07/01/05 @ 100 (COLLEGE AND UNIVERSITY REVENUE LOC)                     5.45       07/01/2005       739,039

    740,000  UNIVERSITY OF NEBRASKA KEARNEY STUDENT FEES & FACILITIES
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                                5.75       07/01/2020       771,221

    800,000  UNIVERSITY OF NEBRASKA LINCOLN PARKING PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC) 5.80       06/01/2020       861,768

                                                                                                                          53,804,449
                                                                                                                        ------------
NEVADA - 0.13%
     70,000  NEVADA HOUSING DIVISION SINGLE FAMILY SERIES A-1 (HOUSING REVENUE LOC)              5.60       10/01/2007        75,141
                                                                                                                        ------------
PUERTO RICO - 2.94%
    500,000  PUERTO RICO COMMONWEALTH SERIES C PUBLIC IMPROVEMENT (OTHER REVENUE LOC)+/-         5.00       07/01/2028       552,105

  1,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A FSA INSURED
             (PROPERTY TAX REVENUE LOC)                                                          5.75       08/01/2011     1,159,420

                                                                                                                           1,711,525
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS (COST $52,945,057)                                                                                  56,712,351
                                                                                                                        ------------

WELLS FARGO TAX-FREE FUNDS                                                 PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


   NEBRASKA TAX-FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                                 VALUE
SHORT-TERM INVESTMENTS - 2.17%

MUTUAL FUND - 2.17%
  1,263,209  WELLS FARGO NATIONAL TAX FREE MONEY MARKET TRUST~                                                          $  1,263,209

TOTAL SHORT-TERM INVESTMENTS (COST $1,263,209)                                                                             1,263,209
                                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $54,208,266)*                          99.77%                                                                     $ 57,975,560

OTHER ASSETS AND LIABILITIES, NET             0.23                                                                           131,175
                                            ------                                                                      ------------
TOTAL NET ASSETS                            100.00%                                                                     $ 58,106,735
                                            ------                                                                      ------------

+/- VARIABLE RATE SECURITIES.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND
    DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO TAX-FREE FUNDS                             STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                                                                                             CALIFORNIA
                                                                                           LIMITED TERM       CALIFORNIA
                                                                                               TAX-FREE         TAX-FREE
---------------------------------------------------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................................     $108,821,786     $564,994,565
  INVESTMENTS IN AFFILIATES ..........................................................          236,946        4,614,000
                                                                                           ------------     ------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ...................................      109,058,732      569,608,565
                                                                                           ============     ============
  CASH ...............................................................................           52,210           51,595
  RECEIVABLE FOR FUND SHARES ISSUED ..................................................          500,051          999,200
  RECEIVABLE FOR INVESTMENTS SOLD ....................................................          297,969                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................        1,472,536        7,642,137
                                                                                           ------------     ------------
TOTAL ASSETS .........................................................................      111,381,498      578,301,497
                                                                                           ============     ============
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ...................................................           16,000          995,738
  PAYABLE FOR INVESTMENTS PURCHASED ..................................................          295,320        5,698,119
  DIVIDENDS PAYABLE ..................................................................          210,002        2,100,654
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)...............................           55,864          259,506
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................................           32,230          221,558
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................................           34,322           19,362
TOTAL LIABILITIES ....................................................................          643,738        9,294,937
                                                                                           ------------     ------------
TOTAL NET ASSETS .....................................................................     $110,737,760     $569,006,560
                                                                                           ============     ============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................................     $108,667,712     $532,359,217
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................................              379               63
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         (194,061)         535,358
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
   TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FORIEGN CURRENCIES ...........        2,263,730       36,111,922
                                                                                           ------------     ------------
TOTAL NET ASSETS .....................................................................     $110,737,760     $569,006,560
                                                                                           ============     ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ...............................................................     $ 81,418,975     $377,237,268
  SHARES OUTSTANDING - CLASS A .......................................................        7,654,652       33,226,889
  NET ASSET VALUE PER SHARE - CLASS A ................................................     $      10.64     $      11.35
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1) .....................................     $      11.14     $      11.88
  NET ASSETS - CLASS B ...............................................................              N/A      115,966,530
  SHARES OUTSTANDING - CLASS B .......................................................              N/A       10,020,182
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............................              N/A            11.57
  NET ASSETS - CLASS C ...............................................................     $ 13,129,502     $ 39,868,813
  SHARES OUTSTANDING - CLASS C .......................................................        1,234,748        3,444,450
  NET ASSET VALUE PER SHARE - CLASS C ................................................     $      10.63     $      11.57
  MAXIMUM OFFERING PRICE PER SHARE - CLASS C (2) .....................................     $      10.63     $      11.69
  NET ASSETS - INSTITUTIONAL CLASS ...................................................     $ 16,189,283     $ 35,933,949
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................................        1,546,447        3,159,100
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .................     $      10.47     $      11.37
                                                                                           ------------     ------------
INVESTMENTS AT COST ..................................................................     $106,795,002     $533,496,643
                                                                                           ============     ============

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003 (UNAUDITED)                                     WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          NATIONAL
                                                                                             COLORADO      MINNESOTA   LIMITED-TERM
                                                                                             TAX-FREE       TAX-FREE       TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................................   $109,452,122   $212,722,302   $163,904,888
  INVESTMENTS IN AFFILIATES ..........................................................      5,284,000      6,195,975      2,241,967
                                                                                         ------------   ------------   ------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ...................................    114,736,122    218,918,277    166,146,855
                                                                                         ============   ============   ============
  CASH ...............................................................................         50,206         50,001         50,002
  RECEIVABLE FOR FUND SHARES ISSUED ..................................................         26,242        655,660         31,000
  RECEIVABLE FOR INVESTMENTS SOLD ....................................................              0              0              0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................      1,329,007      3,529,306      2,104,007
                                                                                         ------------   ------------   ------------
TOTAL ASSETS .........................................................................    116,141,577    223,153,244    168,331,864
                                                                                         ============   ============   ============
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ...................................................         15,029         15,682              0
  PAYABLE FOR INVESTMENTS PURCHASED ..................................................              0              0              0
  DIVIDENDS PAYABLE ..................................................................        429,681        796,201        362,007
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)...............................         37,254        109,386         82,218
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................................         25,351         27,821          2,440
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................................         52,471         29,380         28,116
TOTAL LIABILITIES ....................................................................        559,786        978,470        474,781
                                                                                         ------------   ------------   ------------
TOTAL NET ASSETS .....................................................................   $115,581,791   $222,174,774   $167,857,083
                                                                                         ============   ============   ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................................   $109,279,467   $207,740,805   $163,928,264
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................................         41,542         27,714        (45,882)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................       (992,779)      (505,268)      (631,858)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
   TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FORIEGN CURRENCIES ...........      7,253,561     14,911,523      4,606,559
                                                                                         ------------   ------------   ------------
TOTAL NET ASSETS .....................................................................   $115,581,791   $222,174,774   $167,857,083
                                                                                         ============   ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ...............................................................   $ 56,225,492   $ 39,048,738            N/A
  SHARES OUTSTANDING - CLASS A .......................................................      5,131,239      3,488,199            N/A
  NET ASSET VALUE PER SHARE - CLASS A ................................................   $      10.96   $      11.19            N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1) .....................................   $      11.48   $      11.72            N/A
  NET ASSETS - CLASS B ...............................................................   $ 12,312,802   $ 19,314,935            N/A
  SHARES OUTSTANDING - CLASS B .......................................................      1,122,110      1,725,349            N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............................   $      10.97   $      11.19            N/A
  NET ASSETS - CLASS C ...............................................................            N/A            N/A            N/A
  SHARES OUTSTANDING - CLASS C .......................................................            N/A            N/A            N/A
  NET ASSET VALUE PER SHARE - CLASS C ................................................            N/A            N/A            N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS C (2) .....................................            N/A            N/A            N/A
  NET ASSETS - INSTITUTIONAL CLASS ...................................................   $ 47,043,497   $163,811,101   $167,857,083
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................................      4,292,573     14,634,776     15,229,487
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .................   $      10.96   $      11.19   $      11.02
                                                                                         ------------   ------------   ------------
INVESTMENTS AT COST ..................................................................   $107,482,561   $204,006,754   $161,540,296
                                                                                         ============   ============   ============

STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003 (UNAUDITED)                    WELLS FARGO TAX-FREE FUNDS
-------------------------------------------------------------------------------------------------------------------

                                                                                             NATIONAL      NEBRASKA
                                                                                             TAX-FREE      TAX-FREE
-------------------------------------------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................................   $384,319,453   $56,712,351
  INVESTMENTS IN AFFILIATES ..........................................................      5,089,000     1,263,209
                                                                                         ------------   -----------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ...................................    389,408,453    57,975,560
                                                                                         ============   ===========
  CASH ...............................................................................         51,202        49,998
  RECEIVABLE FOR FUND SHARES ISSUED ..................................................         90,336             0
  RECEIVABLE FOR INVESTMENTS SOLD ....................................................              0             0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................................      5,642,526       910,956
                                                                                         ------------   -----------
TOTAL ASSETS .........................................................................    395,192,517    58,936,514
                                                                                         ============   ===========
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ...................................................        303,377       518,823
  PAYABLE FOR INVESTMENTS PURCHASED ..................................................      6,771,937             0
  DIVIDENDS PAYABLE ..................................................................      1,453,748       197,304
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)...............................        194,709        38,157
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................................         74,297         2,445
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................................        138,616        73,050
TOTAL LIABILITIES ....................................................................      8,936,684       829,779
                                                                                         ------------   -----------
TOTAL NET ASSETS .....................................................................   $386,255,833   $58,106,735
                                                                                         ============   ===========
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................................   $382,304,967   $54,292,811
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................................        538,234           854
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................     (9,960,807)       45,776
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
   TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FORIEGN CURRENCIES ...........     13,373,439     3,767,294
                                                                                         ------------   -----------
TOTAL NET ASSETS .....................................................................   $386,255,833   $58,106,735
                                                                                         ============   ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ...............................................................   $109,785,695           N/A
  SHARES OUTSTANDING - CLASS A .......................................................     10,511,831           N/A
  NET ASSET VALUE PER SHARE - CLASS A ................................................   $      10.44           N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1) .....................................   $      10.93           N/A
  NET ASSETS - CLASS B ...............................................................   $ 41,010,416           N/A
  SHARES OUTSTANDING - CLASS B .......................................................      3,925,992           N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............................   $      10.45           N/A
  NET ASSETS - CLASS C ...............................................................   $ 13,181,330           N/A
  SHARES OUTSTANDING - CLASS C .......................................................      1,262,394           N/A
  NET ASSET VALUE PER SHARE - CLASS C ................................................   $      10.44           N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS C (2) .....................................   $      10.55           N/A
  NET ASSETS - INSTITUTIONAL CLASS ...................................................   $222,278,392   $58,106,735
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................................     21,278,737     5,639,796
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .................   $      10.45   $     10.30
                                                                                         ------------   -----------
INVESTMENTS AT COST ..................................................................   $376,035,014   $54,208,266
                                                                                         ============   ===========

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE
    OFFERING PRICE IS REDUCED.
(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/99.00 OF NET ASSET VALUE, EXCEPT FOR CALIFORNIA LIMITED TAX-FREE
    FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

64 & 65

WELLS FARGO TAX-FREE FUNDS                        STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          CALIFORNIA
                                                                                        LIMITED TERM      CALIFORNIA      COLORADO
                                                                                            TAX-FREE        TAX-FREE      TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   DIVIDENDS .........................................................................    $   35,024     $   512,967    $  101,682
   INTEREST ..........................................................................     1,797,913      14,849,674     3,009,299
                                                                                          ----------     -----------    ----------
TOTAL INVESTMENT INCOME ..............................................................     1,832,937      15,362,641     3,110,981
                                                                                          ----------     -----------    ----------
EXPENSES
   ADVISORY FEES .....................................................................       257,365       1,174,638       235,240
   ADMINISTRATION FEES
     FUND LEVEL ......................................................................        32,171         146,830        29,405
     CLASS A .........................................................................       127,524         537,514        78,202
     CLASS B .........................................................................           N/A         175,737        18,920
     CLASS C .........................................................................        17,793          59,328           N/A
     INSTITUTIONAL CLASS .............................................................        24,885          35,477        48,247
   CUSTODY FEES ......................................................................        12,868          58,732        11,762
   SHAREHOLDER SERVICING FEES ........................................................       129,748         689,802        86,716
   ACCOUNTING FEES ...................................................................        13,804          26,875        13,488
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .........................................................................           N/A         470,724        50,678
     CLASS C .........................................................................        47,660         158,915           N/A
   AUDIT FEES ........................................................................         7,604          10,136         8,110
   LEGAL FEES ........................................................................           836           6,083         3,041
   REGISTRATION FEES .................................................................         2,119          16,726         2,369
   SHAREHOLDER REPORTS ...............................................................         1,014          10,643         1,876
   TRUSTEES' FEES ....................................................................         3,230           3,230         3,230
   OTHER FEES AND EXPENSES ...........................................................         2,078           7,250         2,855
                                                                                          ----------     -----------    ----------
TOTAL EXPENSES .......................................................................       680,699       3,588,640       594,139

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................................      (117,252)       (654,079)     (103,969)
   NET EXPENSES ......................................................................       563,447       2,934,561       490,170
                                                                                          ----------     -----------    ----------
NET INVESTMENT INCOME (LOSS) .........................................................     1,269,490      12,428,080     2,620,811
                                                                                          ----------     -----------    ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...................      (194,061)      1,777,835        29,448
                                                                                          ----------     -----------    ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................................      (194,061)      1,777,835        29,448
                                                                                          ----------     -----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...................      (693,756)     (8,650,192)     (859,072)
                                                                                          ----------     -----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................      (693,756)     (8,650,192)     (859,072)
                                                                                          ----------     -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............................      (887,817)     (6,872,357)     (829,624)
                                                                                          ----------     -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................    $  381,673     $ 5,555,723    $1,791,187
                                                                                          ----------     -----------    ----------

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)                       WELLS FARGO TAX-FREE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              NATIONAL
                                                                              MINNESOTA   LIMITED TERM       NATIONAL      NEBRASKA
                                                                               TAX-FREE       TAX-FREE       TAX-FREE      TAX-FREE
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   DIVIDENDS .............................................................  $    16,150    $    13,761    $   638,316    $    6,622
   INTEREST ..............................................................    5,741,431      2,684,446     10,196,765     1,438,644
                                                                            -----------    -----------    -----------    ----------
TOTAL INVESTMENT INCOME ..................................................    5,757,581      2,698,207     10,835,081     1,445,266
                                                                            -----------    -----------    -----------    ----------
EXPENSES
   ADVISORY FEES .........................................................      461,677        319,851        816,315       155,540
   ADMINISTRATION FEES
     FUND LEVEL ..........................................................       57,710         39,981        102,039        15,554
     CLASS A .............................................................       55,299            N/A        156,475           N/A
     CLASS B .............................................................       28,629            N/A         62,124           N/A
     CLASS C .............................................................          N/A            N/A         20,278           N/A
     INSTITUTIONAL CLASS .................................................      170,891        159,926        237,530        62,216
   CUSTODY FEES ..........................................................       23,084         15,993         40,816         6,222
   SHAREHOLDER SERVICING FEES ............................................       74,935              0        213,284             0
   ACCOUNTING FEES .......................................................       16,715         14,694         21,769        11,909
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .............................................................       76,683            N/A        166,405           N/A
     CLASS C .............................................................          N/A            N/A         54,317           N/A
   AUDIT FEES ............................................................        9,883          8,110         10,136         7,857
   LEGAL FEES ............................................................        4,055            862          4,309           633
   REGISTRATION FEES .....................................................        2,369          4,450         14,959         2,468
   SHAREHOLDER REPORTS ...................................................        1,672          1,217          3,403           759
   TRUSTEES' FEES ........................................................        3,230          3,230          3,230         3,230
   OTHER FEES AND EXPENSES ...............................................        2,738          2,899          5,896         3,626
                                                                            -----------    -----------    -----------    ----------
TOTAL EXPENSES ...........................................................      989,570        571,213      1,933,285       270,014

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................     (145,605)       (91,387)      (275,005)      (11,834)
   NET EXPENSES ..........................................................      843,965        479,826      1,658,280       258,180
                                                                            -----------    -----------    -----------    ----------
NET INVESTMENT INCOME (LOSS) .............................................    4,913,616      2,218,381      9,176,801     1,187,086
                                                                            -----------    -----------    -----------    ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......      814,265        162,452        727,845       140,651
                                                                            -----------    -----------    -----------    ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................      814,265        162,452        727,845       140,651
                                                                            -----------    -----------    -----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......   (2,919,807)    (1,101,075)    (5,027,363)     (622,222)
                                                                            -----------    -----------    -----------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......   (2,919,807)    (1,101,075)    (5,027,363)     (622,222)
                                                                            -----------    -----------    -----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................   (2,105,542)      (938,623)    (4,299,518)     (481,571)
                                                                            -----------    -----------    -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........  $ 2,808,074    $ 1,279,758    $ 4,877,283    $  705,515
                                                                            -----------    -----------    -----------    ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

66 & 67

WELLS FARGO TAX-FREE FUNDS                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------

                                                                                             CALIFORNIA LIMITED TERM TAX-FREE
                                                                                           -----------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX           FOR THE
                                                                                                MONTHS ENDED        YEAR ENDED
                                                                                           DECEMBER 31, 2003     JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................     $150,206,046      $ 82,365,726

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        1,269,490         2,521,263
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................         (194,061)          722,015
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................         (693,756)        1,421,608
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          381,673         4,664,886
                                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................         (907,314)       (2,040,598)
     CLASS B ..............................................................................              N/A               N/A
     CLASS C ..............................................................................          (79,735)          (62,751)
     INSTITUTIONAL CLASS ..................................................................         (282,005)         (417,918)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................         (487,692)                0
     CLASS B ..............................................................................              N/A               N/A
     CLASS C ..............................................................................          (77,739)                0
     INSTITUTIONAL CLASS ..................................................................         (117,659)                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................        9,236,922        74,517,970
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................          909,344         1,486,541
   COST OF SHARES REDEEMED - CLASS A ......................................................      (27,351,495)      (48,368,740)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .      (17,205,229)       27,635,771
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B ......................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .              N/A               N/A
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................        4,213,683        12,562,570
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................          111,721            41,682
   COST OF SHARES REDEEMED - CLASS C ......................................................       (2,386,741)       (1,367,289)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .        1,938,663        11,236,963
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................       14,292,106        37,715,504
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................          139,501           210,549
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................      (37,062,856)      (11,102,086)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................      (22,631,249)       26,823,967
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (39,468,286)       67,840,320
                                                                                                ------------      ------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .........................................................................     $110,737,760     $ 150,206,046
                                                                                                ------------      ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................          867,666         6,987,295
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................           85,509           139,515
   SHARES REDEEMED - CLASS A ..............................................................       (2,568,615)       (4,535,645)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................       (1,615,440)        2,591,165
                                                                                                ------------      ------------
   SHARES SOLD - CLASS B ..................................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................              N/A               N/A
   SHARES REDEEMED - CLASS B ..............................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................              N/A               N/A
                                                                                                ------------      ------------
   SHARES SOLD - CLASS C ..................................................................          396,222         1,176,279
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................           10,508             3,900
   SHARES REDEEMED - CLASS C ..............................................................         (224,448)         (127,714)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................          182,282         1,052,465
                                                                                                ------------      ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................        1,364,300         3,576,433
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................           13,366            20,027
   SHARES REDEEMED -INSTITUTIONAL CLASS ...................................................       (3,551,926)       (1,058,196)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................       (2,174,260)        2,538,264
                                                                                                ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................     $        379      $        (57)
                                                                                                ------------      ------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    CALIFORNIA TAX-FREE
                                                                                           -----------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX           FOR THE
                                                                                                MONTHS ENDED        YEAR ENDED
                                                                                           DECEMBER 31, 2003     JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................     $623,952,025      $622,340,129

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................       12,428,080        26,693,860
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................        1,777,835         6,106,413
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................       (8,650,192)       11,711,691
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        5,555,723        44,511,964
                                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................       (8,565,040)      (18,173,531)
     CLASS B ..............................................................................       (2,265,225)       (5,508,532)
     CLASS C ..............................................................................         (764,079)       (1,796,427)
     INSTITUTIONAL CLASS ..................................................................         (833,737)       (2,082,275)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................       (3,428,987)       (1,108,246)
     CLASS B ..............................................................................       (1,052,885)         (408,641)
     CLASS C ..............................................................................         (364,548)         (131,616)
     INSTITUTIONAL CLASS ..................................................................         (326,288)         (125,047)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................       26,505,178        60,787,408
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................        7,067,488        12,017,086
   COST OF SHARES REDEEMED - CLASS A ......................................................      (47,002,853)      (71,173,049)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .      (13,430,187)        1,631,445
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................        3,731,459        19,935,424
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................        2,207,561         4,296,587
   COST OF SHARES REDEEMED - CLASS B ......................................................      (27,633,227)      (33,754,524)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .      (21,694,207)       (9,522,513)
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................        4,514,609        14,894,975
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................          693,042         1,322,981
   COST OF SHARES REDEEMED - CLASS C ......................................................      (11,042,412)      (16,695,402)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .       (5,834,761)         (477,446)
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................        6,522,189         6,612,921
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................          286,111           406,898
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................       (8,749,544)      (12,217,058)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................       (1,941,244)       (5,197,239)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (54,945,465)        1,611,896
                                                                                                ------------      ------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .........................................................................     $569,006,560      $623,952,025
                                                                                                ------------      ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................        2,345,445         5,306,051
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................          625,270         1,049,153
   SHARES REDEEMED - CLASS A ..............................................................       (4,164,480)       (6,204,695)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................       (1,193,765)          150,509
                                                                                                ------------      ------------
   SHARES SOLD - CLASS B ..................................................................          323,525         1,704,045
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................          191,724           368,043
   SHARES REDEEMED - CLASS B ..............................................................       (2,402,745)       (2,893,835)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................       (1,887,496)         (821,747)
                                                                                                ------------      ------------
   SHARES SOLD - CLASS C ..................................................................          389,558         1,273,925
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................           60,168           113,318
   SHARES REDEEMED - CLASS C ..............................................................         (962,156)       (1,429,062)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................         (512,430)          (41,819)
                                                                                                ------------      ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................          571,101           575,226
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................           25,249            35,499
   SHARES REDEEMED -INSTITUTIONAL CLASS ...................................................         (774,581)       (1,064,454)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................         (178,231)         (453,729)
                                                                                                ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................     $         63      $         64
                                                                                                ------------      ------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                 WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                      COLORADO TAX-FREE
                                                                                           -------------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX             FOR THE
                                                                                                MONTHS ENDED          YEAR ENDED
                                                                                           DECEMBER 31, 2003       JUNE 30, 2003
--------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................     $125,975,052        $121,322,286

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        2,620,811           5,666,996
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................           29,448           1,882,219
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................         (859,072)          2,631,290
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        1,791,187          10,180,505
                                                                                                ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................       (1,237,302)         (2,756,764)
     CLASS B ..............................................................................         (248,369)           (521,752)
     CLASS C ..............................................................................              N/A                 N/A
     INSTITUTIONAL CLASS ..................................................................       (1,128,074)         (2,372,984)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................                0                   0
     CLASS B ..............................................................................                0                   0
     CLASS C ..............................................................................              N/A                 N/A
     INSTITUTIONAL CLASS ..................................................................                0                   0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................        6,312,939          13,133,324
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................          666,724           1,811,900
   COST OF SHARES REDEEMED - CLASS A ......................................................      (10,245,130)        (15,401,719)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .       (3,265,467)           (456,495)
                                                                                                ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................          325,164           3,559,080
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................          137,742             353,487
   COST OF SHARES REDEEMED - CLASS B ......................................................       (2,424,203)         (2,573,946)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .       (1,961,297)          1,338,621
                                                                                                ------------        ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ......................................................              N/A                 N/A
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .              N/A                 N/A
                                                                                                ------------        ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................        3,782,009          13,272,472
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................           32,599             132,163
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................       (8,158,547)        (14,163,000)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................       (4,343,939)           (758,365)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (10,393,261)          4,652,766
                                                                                                ------------        ------------

NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .........................................................................     $115,581,791       $ 125,975,052
                                                                                                ------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................          582,235           1,204,943
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................           61,817             165,892
   SHARES REDEEMED - CLASS A ..............................................................         (952,290)         (1,410,274)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................         (308,238)            (39,439)
                                                                                                ------------        ------------
   SHARES SOLD - CLASS B ..................................................................           30,053             325,882
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................           12,751              32,316
   SHARES REDEEMED - CLASS B ..............................................................         (224,108)           (234,746)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................         (181,304)            123,452
                                                                                                ------------        ------------
   SHARES SOLD - CLASS C ..................................................................              N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................              N/A                 N/A
   SHARES REDEEMED - CLASS C ..............................................................              N/A                 N/A
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................              N/A                 N/A
                                                                                                ------------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................          347,279           1,218,396
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................            3,023              12,107
   SHARES REDEEMED -INSTITUTIONAL CLASS ...................................................         (756,318)         (1,300,266)
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................         (406,016)            (69,763)
                                                                                                ------------        ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................     $     41,542        $     34,476
                                                                                                ------------        ------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                  WELLS FARGO TAX-FREE FUNDS
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     MINNESOTA TAX-FREE
                                                                                           ------------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX            FOR THE
                                                                                                MONTHS ENDED         YEAR ENDED
                                                                                           DECEMBER 31, 2003      JUNE 30, 2003
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................     $248,945,940       $254,220,949

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        4,913,616         11,175,102
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          814,265          1,499,724
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................       (2,919,807)         8,176,692
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        2,808,074         20,851,518
                                                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................         (811,423)        (1,855,853)
     CLASS B ..............................................................................         (343,532)          (764,822)
     CLASS C ..............................................................................              N/A                N/A
     INSTITUTIONAL CLASS ..................................................................       (3,721,799)        (8,554,378)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................                0                  0
     CLASS B ..............................................................................                0                  0
     CLASS C ..............................................................................              N/A                N/A
     INSTITUTIONAL CLASS ..................................................................                0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................        4,013,622         11,447,926
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................          477,900          1,277,945
   COST OF SHARES REDEEMED - CLASS A ......................................................       (6,641,775)       (13,447,018)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .       (2,150,253)          (721,147)
                                                                                                ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................          607,299          5,732,183
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................          213,278            577,649
   COST OF SHARES REDEEMED - CLASS B ......................................................       (3,334,352)        (5,436,064)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .       (2,513,775)           873,768
                                                                                                ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................              N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................              N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ......................................................              N/A                N/A
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .              N/A                N/A
                                                                                                ------------       ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................        6,013,259         27,778,538
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................          470,198          1,069,076
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................      (26,521,915)       (43,951,709)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................      (20,038,458)       (15,104,095)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (26,771,166)        (5,275,009)
                                                                                                ------------       ------------

NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .........................................................................     $222,174,774       $248,945,940
                                                                                                ------------       ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................          364,315          1,032,283
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................           43,393            115,135
   SHARES REDEEMED - CLASS A ..............................................................         (601,352)        (1,209,048)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................         (193,644)           (61,630)
                                                                                                ------------       ------------
   SHARES SOLD - CLASS B ..................................................................           54,916            516,214
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................           19,374             52,037
   SHARES REDEEMED - CLASS B ..............................................................         (302,509)          (488,197)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................         (228,219)            80,054
                                                                                                ------------       ------------
   SHARES SOLD - CLASS C ..................................................................              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................              N/A                N/A
   SHARES REDEEMED - CLASS C ..............................................................              N/A                N/A
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................              N/A                N/A
                                                                                                ------------       ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................          544,156          2,499,870
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................           42,731             96,208
   SHARES REDEEMED -INSTITUTIONAL CLASS ...................................................       (2,413,749)        (3,965,190)
                                                                                                ------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................       (1,826,862)        (1,369,112)
                                                                                                ------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................     $     27,714       $     (9,148)
                                                                                                ------------       ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

68 & 69

WELLS FARGO TAX-FREE FUNDS                                                               STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                    NATIONAL LIMITED
                                                                                                      TERM TAX-FREE
                                                                                           -----------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX           FOR THE
                                                                                                MONTHS ENDED        YEAR ENDED
                                                                                           DECEMBER 31, 2003     JUNE 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................     $152,835,376      $ 85,370,759

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        2,218,381         3,875,525
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          162,452           691,434
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................       (1,101,075)        3,175,312
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        1,279,758         7,742,271
                                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................              N/A               N/A
     CLASS B ..............................................................................              N/A               N/A
     CLASS C ..............................................................................              N/A               N/A
     INSTITUTIONAL CLASS ..................................................................       (2,207,895)       (3,875,527)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................              N/A               N/A
     CLASS B ..............................................................................              N/A               N/A
     CLASS C ..............................................................................              N/A               N/A
     INSTITUTIONAL CLASS ..................................................................                0                 0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS A ......................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .              N/A               N/A
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B ......................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .              N/A               N/A
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................              N/A               N/A
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS C ......................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .              N/A               N/A
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................       40,329,794        97,744,021
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................          317,479           921,800
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................      (24,697,429)      (35,067,948)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................     $ 15,949,844      $ 63,597,873
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       15,021,707        67,464,617
                                                                                                ------------      ------------

NET ASSETS:
ENDING NET ASSETS .........................................................................     $167,857,083      $152,835,376
                                                                                                ------------      ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................              N/A               N/A
   SHARES REDEEMED - CLASS A ..............................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................              N/A               N/A
                                                                                                ------------      ------------
   SHARES SOLD - CLASS B ..................................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................              N/A               N/A
   SHARES REDEEMED - CLASS B ..............................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................              N/A               N/A
                                                                                                ------------      ------------
   SHARES SOLD - CLASS C ..................................................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................              N/A               N/A
   SHARES REDEEMED - CLASS C ..............................................................              N/A               N/A
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................              N/A               N/A
                                                                                                ------------      ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................        3,671,620         8,953,137
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................           28,984            84,236
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................       (2,254,831)       (3,211,621)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................        1,445,773         5,825,752
                                                                                                ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................     $    (45,882)     $    (56,368)
                                                                                                ------------      ------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                 WELLS FARGO TAX-FREE FUNDS
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NATIONAL TAX-FREE
                                                                                           -----------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX           FOR THE
                                                                                                MONTHS ENDED        YEAR ENDED
                                                                                           DECEMBER 31, 2003     JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................     $438,305,347      $477,668,150

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        9,176,801        21,983,774
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          727,845         7,554,465
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................       (5,027,363)        2,646,498
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................        4,877,283        32,184,737
                                                                                                ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................       (2,484,164)       (5,556,071)
     CLASS B ..............................................................................         (819,551)       (2,012,737)
     CLASS C ..............................................................................         (268,060)         (525,813)
     INSTITUTIONAL CLASS ..................................................................       (5,568,209)      (13,565,555)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................                0                 0
     CLASS B ..............................................................................                0                 0
     CLASS C ..............................................................................                0                 0
     INSTITUTIONAL CLASS ..................................................................                0                 0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................       19,531,750        46,430,317
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................        1,298,701         3,532,856
   COST OF SHARES REDEEMED - CLASS A ......................................................      (23,687,276)      (59,535,947)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .       (2,856,825)       (9,572,774)
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................        1,344,899         5,765,108
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................          421,404         1,317,072
   COST OF SHARES REDEEMED - CLASS B ......................................................       (8,810,004)      (11,462,678)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .       (7,043,701)       (4,380,498)
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................          769,012         5,633,675
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................          128,964           282,912
   COST OF SHARES REDEEMED - CLASS C ......................................................       (2,736,404)       (2,368,116)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .     $ (1,838,428)        3,548,471
                                                                                                ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................       14,317,653        38,235,960
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................          310,285         1,578,214
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................      (50,675,797)      (79,296,737)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................     $(36,047,859)     $(39,482,563)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................      (52,049,514)      (39,362,803)
                                                                                                ------------      ------------

NET ASSETS:
ENDING NET ASSETS .........................................................................     $386,255,833      $438,305,347
                                                                                                ------------      ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................        1,896,113         4,447,750
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................          125,963           337,888
   SHARES REDEEMED - CLASS A ..............................................................       (2,299,581)       (5,699,062)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................         (277,505)         (913,424)
                                                                                                ------------      ------------
   SHARES SOLD - CLASS B ..................................................................          130,010           550,490
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................           40,888           125,967
   SHARES REDEEMED - CLASS B ..............................................................         (853,662)       (1,096,136)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................         (682,764)         (419,679)
                                                                                                ------------      ------------
   SHARES SOLD - CLASS C ..................................................................           74,436           538,544
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................           12,515            27,057
   SHARES REDEEMED - CLASS C ..............................................................         (264,617)         (227,643)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................         (177,666)          337,958
                                                                                                ------------      ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................        1,387,958         3,662,213
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................           30,140           151,382
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................       (4,919,104)       (7,599,131)
                                                                                                ------------      ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................       (3,501,006)       (3,785,536)
                                                                                                ------------      ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................     $    538,234      $    501,417
                                                                                                ------------      ------------

STATEMENTS OF CHANGES IN NET ASSETS                                                                   WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NEBRASKA TAX-FREE
                                                                                           -------------------------------------
                                                                                                 (UNAUDITED)
                                                                                                 FOR THE SIX             FOR THE
                                                                                                MONTHS ENDED          YEAR ENDED
                                                                                           DECEMBER 31, 2003       JUNE 30, 2003
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................      $64,760,128         $66,453,213

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        1,187,086           2,672,042
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          140,651             365,130
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................         (622,222)          1,974,365
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................          705,515           5,011,537
                                                                                                 -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     CLASS A ..............................................................................              N/A                 N/A
     CLASS B ..............................................................................              N/A                 N/A
     CLASS C ..............................................................................              N/A                 N/A
     INSTITUTIONAL CLASS ..................................................................       (1,186,229)         (2,672,044)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..............................................................................              N/A                 N/A
     CLASS B ..............................................................................              N/A                 N/A
     CLASS C ..............................................................................              N/A                 N/A
     INSTITUTIONAL CLASS ..................................................................         (381,315)           (556,867)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ......................................................              N/A                 N/A
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .              N/A                 N/A
                                                                                                 -----------         -----------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTION - CLASS B .................................................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ......................................................              N/A                 N/A
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B .              N/A                 N/A
                                                                                                 -----------         -----------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................................              N/A                 N/A
   REINVESTMENT OF DISTRIBUTION - CLASS C .................................................              N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C ......................................................              N/A                 N/A
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C .              N/A                 N/A
                                                                                                 -----------         -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................................          574,000           2,987,541
   REINVESTMENT OF DISTRIBUTION - INSTITUTIONAL CLASS .....................................           53,274             133,015
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................................       (6,418,638)         (6,596,267)
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ....................................................................      $(5,791,364)        $(3,475,711)
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (6,653,393)         (1,693,085)
                                                                                                 -----------         -----------

NET ASSETS:
ENDING NET ASSETS .........................................................................      $58,106,735         $64,760,128
                                                                                                 -----------         -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................................              N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ...................................              N/A                 N/A
   SHARES REDEEMED - CLASS A ..............................................................              N/A                 N/A
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................................              N/A                 N/A
                                                                                                 -----------         -----------
   SHARES SOLD - CLASS B ..................................................................              N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ...................................              N/A                 N/A
   SHARES REDEEMED - CLASS B ..............................................................              N/A                 N/A
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................................              N/A                 N/A
                                                                                                 -----------         -----------
   SHARES SOLD - CLASS C ..................................................................              N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C ...................................              N/A                 N/A
   SHARES REDEEMED - CLASS C ..............................................................              N/A                 N/A
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................................              N/A                 N/A
                                                                                                 -----------         -----------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................................           56,134             289,394
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................            5,203              12,912
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................................         (625,381)           (638,248)
                                                                                                 -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......................         (564,044)           (335,942)
                                                                                                 -----------         -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................      $       854         $        (3)
                                                                                                 -----------         -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

70 & 71

WELLS FARGO TAX-FREE FUNDS                                                                                     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                            BEGINNING           NET              AND     DIVIDENDS    DISTRIBUTIONS
                                                            NET ASSET    INVESTMENT       UNREALIZED      FROM NET         FROM NET
                                                            VALUE PER        INCOME   GAIN (LOSS) ON    INVESTMENT         REALIZED
                                                                SHARE        (LOSS)      INVESTMENTS        INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.74         $0.11           ($0.04)       ($0.11)          ($0.06)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.50          0.25             0.24         (0.25)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.33          0.31             0.20         (0.31)           (0.03)
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.14          0.41             0.19         (0.41)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.23          0.40            (0.04)        (0.40)           (0.05)
JULY 1, 1998 TO JUNE 30, 1999 ............................     $10.44          0.39            (0.09)        (0.39)           (0.12)

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.74         $0.07           ($0.05)       ($0.07)          ($0.06)
AUGUST 30, 2002(3) TO JUNE 30, 2003 ......................     $10.63          0.13             0.11         (0.13)            0.00

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.57         $0.12           ($0.04)       ($0.12)          ($0.06)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.34          0.27             0.23         (0.27)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.17          0.32             0.20         (0.32)           (0.03)
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.98          0.42             0.19         (0.42)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.07          0.41            (0.04)        (0.41)           (0.05)
JULY 1, 1998 TO JUNE 30, 1999 ............................     $10.27          0.39            (0.08)        (0.39)           (0.12)

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.57         $0.25           ($0.12)       ($0.25)          ($0.10)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.29          0.51             0.33         (0.53)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.24          0.55             0.10         (0.54)           (0.06)
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.77          0.54             0.47         (0.54)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $11.00          0.52            (0.20)        (0.52)           (0.03)
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.38          0.51            (0.23)        (0.51)           (0.15)

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.79         $0.21           ($0.11)       ($0.21)          ($0.11)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.51          0.42             0.33         (0.44)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.46          0.48             0.09         (0.46)           (0.06)
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.97          0.46             0.49         (0.46)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $11.22          0.45            (0.22)        (0.45)           (0.03)
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.60          0.44            (0.23)        (0.44)           (0.15)

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.79         $0.21           ($0.11)       ($0.21)          ($0.11)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.51          0.43             0.32         (0.44)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.46          0.47             0.10         (0.46)           (0.06)
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.97          0.46             0.49         (0.46)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $11.22          0.45            (0.22)        (0.45)           (0.03)
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.60          0.44            (0.23)        (0.44)           (0.15)

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.59         $0.27           ($0.12)       ($0.27)          ($0.10)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.32          0.53             0.32         (0.55)           (0.03)
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.27          0.57             0.10         (0.56)           (0.06)
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.79          0.56             0.48         (0.56)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $11.03          0.54            (0.21)        (0.54)           (0.03)
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.40          0.52            (0.22)        (0.52)           (0.15)

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.01         $0.24           ($0.05)       ($0.24)           $0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.61          0.50             0.40         (0.50)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.39          0.53             0.22         (0.53)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.83          0.55             0.56         (0.55)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.30          0.54            (0.46)        (0.54)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.55          0.04            (0.25)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.69          0.51            (0.10)        (0.51)           (0.04)

WELLS FARGO TAX-FREE FUNDS                                                                               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

                                                               ENDING         RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                                                            NET ASSET   -----------------------------------------------------
                                                            VALUE PER   NET INVESTMENT        GROSS     EXPENSES          NET
                                                                SHARE    INCOME (LOSS)   EXPENSES(1)      WAIVED     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.64             2.00%       1.05%        (0.20)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.74             2.35%       0.99%        (0.18)%       0.81%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.50             2.97%       1.24%        (0.49)%       0.75%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.33             3.90%       1.12%        (0.37)%       0.75%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.14             3.98%       1.31%        (0.56)%       0.75%
JULY 1, 1998 TO JUNE 30, 1999 ............................     $10.23             3.70%       1.42%        (0.67)%       0.75%

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.63             1.26%       1.80%        (0.20)%       1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003 ......................     $10.74             1.39%       1.79%        (0.19)%       1.60%

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.47             2.27%       0.73%        (0.13)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.57             2.49%       0.72%        (0.12)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.34             3.12%       0.85%        (0.25)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.17             4.12%       0.76%        (0.16)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.98             4.07%       1.07%        (0.44)%       0.63%
JULY 1, 1998 TO JUNE 30, 1999 ............................     $10.07             3.75%       1.30%        (0.60)%       0.70%

CALIFORNIA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.35             4.47%       1.03%        (0.23)%       0.80%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.57             4.60%       0.95%        (0.16)%       0.79%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.29             4.86%       0.90%        (0.13)%       0.77%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $11.24             4.82%       0.90%        (0.13)%       0.77%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.77             4.89%       1.01%        (0.24)%       0.77%
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.00             4.45%       1.10%        (0.33)%       0.77%

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.57             3.62%       1.78%        (0.23)%       1.55%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.79             3.81%       1.71%        (0.17)%       1.54%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.51             3.95%       1.66%        (0.14)%       1.52%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $11.46             4.06%       1.63%        (0.12)%       1.51%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.97             4.16%       1.74%        (0.24)%       1.50%
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.22             3.74%       1.84%        (0.37)%       1.47%

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.57             3.61%       1.77%        (0.22)%       1.55%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.79             3.80%       1.68%        (0.14)%       1.54%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.51             3.94%       1.64%        (0.12)%       1.52%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $11.46             4.04%       1.62%        (0.10)%       1.52%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.97             4.15%       1.73%        (0.23)%       1.50%
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.22             3.71%       1.81%        (0.34)%       1.47%

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.37             4.71%       0.70%        (0.15)%       0.55%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.59             4.82%       0.65%        (0.08)%       0.57%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $11.32             4.88%       0.62%        (0.02)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $11.27             4.99%       0.60%         0.00%        0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.79             5.02%       0.80%        (0.17)%       0.63%
JULY 1, 1998 TO JUNE 30, 1999 ............................     $11.03             4.50%       1.01%        (0.29)%       0.72%

COLORADO TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.96             4.45%       1.06%        (0.21)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.01             4.60%       0.99%        (0.22)%       0.77%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.61             5.01%       0.96%        (0.36)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.39             5.36%       0.96%        (0.36)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.83             5.43%       1.03%        (0.43)%       0.60%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.30             4.94%       1.08%        (0.48)%       0.60%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.55             4.71%       1.02%        (0.42)%       0.60%

WELLS FARGO TAX-FREE FUNDS                                                     FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------

                                                                         PORTFOLIO    NET ASSETS AT
                                                                 TOTAL    TURNOVER    END OF PERIOD
                                                             RETURN(2)        RATE  (000'S OMITTED)
---------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        0.66%        33%         $ 81,419
JULY 1, 2002 TO JUNE 30, 2003 ............................        4.74%        64%         $ 99,568
JULY 1, 2001 TO JUNE 30, 2002 ............................        5.00%        34%         $ 70,142
JULY 1, 2000 TO JUNE 30, 2001 ............................        6.01%        49%         $ 46,157
JULY 1, 1999 TO JUNE 30, 2000 ............................        3.67%        60%         $ 34,015
JULY 1, 1998 TO JUNE 30, 1999 ............................        2.84%        68%         $ 41,299

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        0.19%        33%         $ 13,130
AUGUST 30, 2002(3) TO JUNE 30, 2003 ......................        2.26%        64%         $ 11,301

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        0.80%        33%         $ 16,189
JULY 1, 2002 TO JUNE 30, 2003 ............................        4.93%        64%         $ 39,338
JULY 1, 2001 TO JUNE 30, 2002 ............................        5.19%        34%         $ 12,224
JULY 1, 2000 TO JUNE 30, 2001 ............................        6.20%        49%         $  4,937
JULY 1, 1999 TO JUNE 30, 2000 ............................        3.79%        60%         $  4,474
JULY 1, 1998 TO JUNE 30, 1999 ............................        2.96%        68%         $  7,633

CALIFORNIA TAX-FREE FUND
---------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        1.24%        21%         $377,237
JULY 1, 2002 TO JUNE 30, 2003 ............................        7.77%        34%         $398,186
JULY 1, 2001 TO JUNE 30, 2002 ............................        5.67%        31%         $386,927
JULY 1, 2000 TO JUNE 30, 2001 ............................        9.53%        52%         $379,359
JULY 1, 1999 TO JUNE 30, 2000 ............................        3.10%        35%         $385,746
JULY 1, 1998 TO JUNE 30, 1999 ............................        2.38%        17%         $461,574

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        0.85%        21%         $115,967
JULY 1, 2002 TO JUNE 30, 2003 ............................        6.87%        34%         $140,419
JULY 1, 2001 TO JUNE 30, 2002 ............................        4.88%        31%         $146,487
JULY 1, 2000 TO JUNE 30, 2001 ............................        8.81%        52%         $137,484
JULY 1, 1999 TO JUNE 30, 2000 ............................        2.21%        35%         $116,376
JULY 1, 1998 TO JUNE 30, 1999 ............................        1.69%        17%         $129,699

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        0.85%        21%         $ 39,869
JULY 1, 2002 TO JUNE 30, 2003 ............................        6.87%        34%         $ 46,666
JULY 1, 2001 TO JUNE 30, 2002 ............................        4.87%        31%         $ 46,013
JULY 1, 2000 TO JUNE 30, 2001 ............................        8.81%        52%         $ 29,468
JULY 1, 1999 TO JUNE 30, 2000 ............................        2.21%        35%         $ 16,959
JULY 1, 1998 TO JUNE 30, 1999 ............................        1.69%        17%         $ 22,251

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        1.37%        21%         $ 35,934
JULY 1, 2002 TO JUNE 30, 2003 ............................        7.90%        34%         $ 38,681
JULY 1, 2001 TO JUNE 30, 2002 ............................        5.85%        31%         $ 42,913
JULY 1, 2000 TO JUNE 30, 2001 ............................        9.80%        52%         $ 47,211
JULY 1, 1999 TO JUNE 30, 2000 ............................        3.16%        35%         $ 47,263
JULY 1, 1998 TO JUNE 30, 1999 ............................        2.46%        17%         $ 73,625

COLORADO TAX-FREE FUND
---------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............        1.79%         9%         $ 56,225
JULY 1, 2002 TO JUNE 30, 2003 ............................        8.62%        37%         $ 59,877
JULY 1, 2001 TO JUNE 30, 2002 ............................        7.34%        28%         $ 58,152
JULY 1, 2000 TO JUNE 30, 2001 ............................       11.54%        37%         $ 48,274
JULY 1, 1999 TO JUNE 30, 2000 ............................        0.87%       106%         $ 39,280
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................       (1.97)%       11%         $ 39,066
JUNE 1, 1998 TO MAY 31, 1999 .............................        3.79%        77%         $ 39,958



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

72 & 73

WELLS FARGO TAX-FREE FUNDS                                                                                     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                            BEGINNING           NET              AND     DIVIDENDS    DISTRIBUTIONS
                                                            NET ASSET    INVESTMENT       UNREALIZED      FROM NET         FROM NET
                                                            VALUE PER        INCOME   GAIN (LOSS) ON    INVESTMENT         REALIZED
                                                                SHARE        (LOSS)      INVESTMENTS        INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.02         $0.20           ($0.05)       ($0.20)          $ 0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.63          0.42             0.39         (0.42)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.41          0.45             0.22         (0.45)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.85          0.48             0.56         (0.48)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.31          0.46            (0.45)        (0.46)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.56          0.04            (0.25)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.71          0.43            (0.11)        (0.43)           (0.04)

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.01         $0.25           ($0.05)       ($0.25)          $ 0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.62          0.52             0.39         (0.52)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.40          0.53             0.22         (0.53)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.84          0.55             0.56         (0.55)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.30          0.54            (0.45)        (0.54)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.55          0.04            (0.25)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.69          0.51            (0.10)        (0.51)           (0.04)

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.27         $0.23           ($0.08)       ($0.23)          $ 0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.84          0.47             0.43         (0.47)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.67          0.52             0.17         (0.52)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.18          0.54             0.49         (0.54)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.74          0.53            (0.55)        (0.53)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.96          0.04            (0.22)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $11.05          0.51            (0.08)        (0.51)           (0.01)

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.27         $0.19           ($0.08)       ($0.19)          $ 0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.84          0.39             0.43         (0.39)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.67          0.44             0.17         (0.44)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.18          0.46             0.49         (0.46)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.74          0.46            (0.55)        (0.46)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.96          0.04            (0.22)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $11.05          0.43            (0.08)        (0.43)           (0.01)

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.27         $0.24           ($0.08)       ($0.24)          $ 0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.84          0.49             0.43         (0.49)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.67          0.52             0.17         (0.52)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.18          0.54             0.49         (0.54)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.74          0.53            (0.55)        (0.53)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.96          0.04            (0.22)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $11.05          0.52            (0.09)        (0.51)           (0.01)

NATIONAL LIMITED TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.09         $0.15           ($0.07)       ($0.15)           $ 0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.73          0.37             0.36         (0.37)             0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.52          0.43             0.21         (0.43)             0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.19          0.46             0.33         (0.46)             0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.39          0.47            (0.20)        (0.47)             0.00
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.54          0.04            (0.15)        (0.04)             0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.59          0.46            (0.04)        (0.47)             0.00

WELLS FARGO TAX-FREE FUNDS                                                                               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

                                                               ENDING         RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                                                            NET ASSET   -----------------------------------------------------
                                                            VALUE PER   NET INVESTMENT        GROSS     EXPENSES          NET
                                                                SHARE    INCOME (LOSS)   EXPENSES(1)      WAIVED     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.97             3.70%       1.81%        (0.21)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.02             3.83%       1.76%        (0.24)%       1.52%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.63             4.25%       1.77%        (0.42)%       1.35%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.41             4.58%       1.77%        (0.42)%       1.35%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.85             4.65%       1.89%        (0.54)%       1.35%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.31             4.17%       2.08%        (0.73)%       1.35%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.56             3.96%       2.03%        (0.68)%       1.35%

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.96             4.70%       0.73%        (0.13)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.01             4.76%       0.71%        (0.11)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.62             5.01%       0.70%        (0.10)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.40             5.38%       0.67%        (0.07)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.84             5.42%       0.86%        (0.26)%       0.60%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.30             4.93%       1.08%        (0.48)%       0.60%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.55             4.71%       0.99%        (0.39)%       0.60%

MINNESOTA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.19             4.15%       1.04%        (0.19)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.27             4.27%       0.98%        (0.21)%       0.77%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.84             4.81%       1.03%        (0.43)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.67             5.11%       1.10%        (0.50)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.18             5.23%       1.07%        (0.47)%       0.60%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.74             4.71%       1.11%        (0.51)%       0.60%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.96             4.61%       1.03%        (0.43)%       0.60%

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.19             3.40%       1.79%        (0.19)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.27             3.51%       1.71%        (0.19)%       1.52%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.84             4.05%       1.75%        (0.40)%       1.35%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.67             4.36%       1.81%        (0.46)%       1.35%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.18             4.47%       1.93%        (0.58)%       1.35%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.74             3.93%       2.11%        (0.76)%       1.35%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.96             3.85%       2.04%        (0.69)%       1.35%

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.19             4.40%       0.71%        (0.11)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.27             4.43%       0.65%        (0.05)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.84             4.78%       0.65%        (0.05)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.67             5.11%       0.73%        (0.13)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.18             5.22%       0.91%        (0.31)%       0.60%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.74             4.69%       1.11%        (0.51)%       0.60%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.96             4.62%       1.00%        (0.40)%       0.60%

NATIONAL LIMITED TERM TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $11.02             2.78%       0.72%        (0.12)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $11.09             3.29%       0.71%        (0.11)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.73             3.98%       0.76%        (0.16)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.52             4.39%       0.71%        (0.11)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.19             4.53%       0.86%        (0.25)%       0.61%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.39             4.25%       1.12%        (0.47)%       0.65%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.54             4.26%       1.04%        (0.39)%       0.65%

WELLS FARGO TAX-FREE FUNDS                                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------

                                                                        PORTFOLIO    NET ASSETS AT
                                                                TOTAL    TURNOVER    END OF PERIOD
                                                            RETURN(2)        RATE  (000'S OMITTED)
--------------------------------------------------------------------------------------------------
B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.40%         9%         $ 12,313
JULY 1, 2002 TO JUNE 30, 2003 ............................       7.70%        37%         $ 14,368
JULY 1, 2001 TO JUNE 30, 2002 ............................       6.53%        28%         $ 12,540
JULY 1, 2000 TO JUNE 30, 2001 ............................      10.69%        37%         $ 10,177
JULY 1, 1999 TO JUNE 30, 2000 ............................       0.22%       106%         $  6,842
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (2.03)%       11%         $ 10,959
JUNE 1, 1998 TO MAY 31, 1999 .............................       2.92%        77%         $ 10,909

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.91%         9%         $ 47,044
JULY 1, 2002 TO JUNE 30, 2003 ............................       8.70%        37%         $ 51,730
JULY 1, 2001 TO JUNE 30, 2002 ............................       7.33%        28%         $ 50,630
JULY 1, 2000 TO JUNE 30, 2001 ............................      11.54%        37%         $ 47,538
JULY 1, 1999 TO JUNE 30, 2000 ............................       0.97%       106%         $ 44,161
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.97)%       11%         $ 49,101
JUNE 1, 1998 TO MAY 31, 1999 .............................       3.79%        77%         $ 48,926

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------------------------
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.36%         2%         $ 39,049
JULY 1, 2002 TO JUNE 30, 2003 ............................       8.49%        23%         $ 41,485
JULY 1, 2001 TO JUNE 30, 2002 ............................       6.58%        28%         $ 40,585
JULY 1, 2000 TO JUNE 30, 2001 ............................      10.32%        18%         $ 34,424
JULY 1, 1999 TO JUNE 30, 2000 ............................      (0.02)%       69%         $ 29,551
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.63)%        2%         $ 37,139
JUNE 1, 1998 TO MAY 31, 1999 .............................       3.96%        25%         $ 38,255

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       0.98%         2%         $ 19,315
JULY 1, 2002 TO JUNE 30, 2003 ............................       7.68%        23%         $ 22,012
JULY 1, 2001 TO JUNE 30, 2002 ............................       5.79%        28%         $ 20,310
JULY 1, 2000 TO JUNE 30, 2001 ............................       9.50%        18%         $ 19,491
JULY 1, 1999 TO JUNE 30, 2000 ............................      (0.76)%       69%         $ 16,974
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.69)%        2%         $ 21,366
JUNE 1, 1998 TO MAY 31, 1999 .............................       3.18%        25%         $ 21,493

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.49%         2%         $163,811
JULY 1, 2002 TO JUNE 30, 2003 ............................       8.67%        23%         $185,450
JULY 1, 2001 TO JUNE 30, 2002 ............................       6.58%        28%         $193,327
JULY 1, 2000 TO JUNE 30, 2001 ............................      10.32%        18%         $ 24,860
JULY 1, 1999 TO JUNE 30, 2000 ............................      (0.02)%       69%         $ 22,451
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.63)%        2%         $ 27,197
JUNE 1, 1998 TO MAY 31, 1999 .............................       3.96%        25%         $ 27,261

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       0.76%        10%         $167,857
JULY 1, 2002 TO JUNE 30, 2003 ............................       6.86%        40%         $152,835
JULY 1, 2001 TO JUNE 30, 2002 ............................       6.16%        45%         $ 85,371
JULY 1, 2000 TO JUNE 30, 2001 ............................       7.89%        57%         $ 62,111
JULY 1, 1999 TO JUNE 30, 2000 ............................       2.64%        48%         $ 62,669
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.08)%       24%         $ 84,419
JUNE 1, 1998 TO MAY 31, 1999 .............................       3.97%        41%         $ 88,223

74 & 75

WELLS FARGO TAX-FREE FUNDS                                                                                     FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                            BEGINNING           NET              AND     DIVIDENDS    DISTRIBUTIONS
                                                            NET ASSET    INVESTMENT       UNREALIZED      FROM NET         FROM NET
                                                            VALUE PER        INCOME   GAIN (LOSS) ON    INVESTMENT         REALIZED
                                                                SHARE        (LOSS)      INVESTMENTS        INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.53         $0.23           ($0.09)       ($0.23)           $0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.29          0.50             0.23         (0.49)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.21          0.52             0.08         (0.52)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.72          0.54             0.49         (0.54)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.22          0.54            (0.50)        (0.53)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.44          0.04            (0.22)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.54          0.52            (0.10)        (0.51)           (0.01)

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.53         $0.19           ($0.08)       ($0.19)           $0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.29          0.42             0.23         (0.41)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.21          0.45             0.08         (0.45)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.72          0.46             0.49         (0.46)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.22          0.46            (0.50)        (0.45)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.44          0.04            (0.22)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.54          0.44            (0.10)        (0.43)           (0.01)

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.53         $0.19           ($0.09)       ($0.19)           $0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.29          0.42             0.23         (0.41)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.21          0.45             0.08         (0.45)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.73          0.46             0.48         (0.46)            0.00
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 .....................     $ 9.79          0.30            (0.06)        (0.30)            0.00

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.53         $0.24           ($0.08)       ($0.24)           $0.00
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.30          0.52             0.22         (0.51)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.22          0.55             0.08         (0.55)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ............................     $ 9.73          0.56             0.49         (0.56)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ............................     $10.22          0.55            (0.49)        (0.54)           (0.01)
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.44          0.04            (0.22)        (0.04)            0.00
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.54          0.52            (0.10)        (0.51)           (0.01)

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.44         $0.19           ($0.07)       ($0.19)          ($0.07)
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.16          0.42             0.37         (0.42)           (0.09)
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.06          0.43             0.13         (0.43)           (0.03)
SEPTEMBER 1, 2000 TO JUNE 30, 2001(5) ....................     $ 9.85          0.36             0.21         (0.36)            0.00
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 .....................     $ 9.76          0.42             0.09         (0.42)            0.00
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 .....................     $10.13          0.42            (0.36)        (0.42)           (0.01)
SEPTEMBER 29, 1997(3) TO AUGUST 31, 1998 .................     $10.00          0.39             0.13         (0.39)            0.00


WELLS FARGO TAX-FREE FUNDS                                                                               FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

                                                               ENDING         RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                                                            NET ASSET   -----------------------------------------------------
                                                            VALUE PER   NET INVESTMENT        GROSS     EXPENSES          NET
                                                                SHARE    INCOME (LOSS)   EXPENSES(1)      WAIVED     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.44             4.48%       1.03%        (0.18)%       0.85%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.53             4.74%       0.95%        (0.12)%       0.83%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.29             5.09%       0.93%        (0.13)%       0.80%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.21             5.33%       0.96%        (0.16)%       0.80%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.72             5.48%       0.95%        (0.20)%       0.75%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.22             5.10%       1.02%        (0.42)%       0.60%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.44             4.81%       0.98%        (0.38)%       0.60%

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.45             3.72%       1.79%        (0.19)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.53             3.98%       1.70%        (0.12)%       1.58%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.29             4.34%       1.69%        (0.14)%       1.55%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.21             4.56%       1.72%        (0.17)%       1.55%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.72             4.72%       1.78%        (0.30)%       1.48%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.22             4.34%       2.11%        (0.76)%       1.35%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.44             4.05%       2.01%        (0.66)%       1.35%

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.44             3.73%       1.79%        (0.19)%       1.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.53             3.95%       1.71%        (0.13)%       1.58%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.29             4.32%       1.68%        (0.13)%       1.55%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.21             4.55%       1.73%        (0.18)%       1.55%
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 .....................     $ 9.73             4.75%       1.68%        (0.13)%       1.55%

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.45             4.72%       0.70%        (0.10)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.53             4.97%       0.67%        (0.07)%       0.60%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.30             5.30%       0.63%        (0.03)%       0.60%
JULY 1, 2000 TO JUNE 30, 2001 ............................     $10.22             5.53%       0.61%        (0.01)%       0.60%
JULY 1, 1999 TO JUNE 30, 2000 ............................     $ 9.73             5.58%       0.77%        (0.17)%       0.60%
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................     $10.22             5.09%       0.95%        (0.35)%       0.60%
JUNE 1, 1998 TO MAY 31, 1999 .............................     $10.44             4.83%       0.91%        (0.31)%       0.60%

NEBRASKA TAX-FREE FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............     $10.30             3.83%       0.87%        (0.04)%       0.83%
JULY 1, 2002 TO JUNE 30, 2003 ............................     $10.44             4.06%       0.87%        (0.05)%       0.82%
JULY 1, 2001 TO JUNE 30, 2002 ............................     $10.16             4.27%       0.89%        (0.06)%       0.83%
SEPTEMBER 1, 2000 TO JUNE 30, 2001(5) ....................     $10.06             4.40%       0.91%        (0.09)%       0.82%
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 .....................     $ 9.85             4.38%       0.88%         0.00%        0.88%
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 .....................     $ 9.76             4.17%       0.84%        (0.01)%       0.83%
SEPTEMBER 29, 1997(3) TO AUGUST 31, 1998 .................     $10.13             4.22%       0.87%         0.00%        0.87%

WELLS FARGO TAX-FREE FUNDS                                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------

                                                                        PORTFOLIO    NET ASSETS AT
                                                                TOTAL    TURNOVER    END OF PERIOD
                                                            RETURN(2)        RATE  (000'S OMITTED)
--------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND
A SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.38%        30%         $109,786
JULY 1, 2002 TO JUNE 30, 2003 ............................       7.20%        37%         $113,616
JULY 1, 2001 TO JUNE 30, 2002 ............................       5.92%        39%         $120,439
JULY 1, 2000 TO JUNE 30, 2001 ............................      10.90%        27%         $ 77,273
JULY 1, 1999 TO JUNE 30, 2000 ............................       0.50%        79%         $ 64,859
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.69)%       18%         $ 41,881
JUNE 1, 1998 TO MAY 31, 1999 .............................       4.04%       106%         $ 43,388

B SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.10%        30%         $ 41,010
JULY 1, 2002 TO JUNE 30, 2003 ............................       6.40%        37%         $ 48,540
JULY 1, 2001 TO JUNE 30, 2002 ............................       5.13%        39%         $ 51,754
JULY 1, 2000 TO JUNE 30, 2001 ............................      10.07%        27%         $ 28,271
JULY 1, 1999 TO JUNE 30, 2000 ............................      (0.24)%       79%         $ 18,367
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.76)%       18%         $ 17,878
JUNE 1, 1998 TO MAY 31, 1999 .............................       3.26%       106%         $ 17,973

C SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.01%        30%         $ 13,181
JULY 1, 2002 TO JUNE 30, 2003 ............................       6.40%        37%         $ 15,161
JULY 1, 2001 TO JUNE 30, 2002 ............................       5.13%        39%         $ 11,343
JULY 1, 2000 TO JUNE 30, 2001 ............................       9.96%        27%         $  9,319
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 .....................       2.50%        79%         $  5,572

INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.61%        30%         $222,279
JULY 1, 2002 TO JUNE 30, 2003 ............................       7.34%        37%         $260,989
JULY 1, 2001 TO JUNE 30, 2002 ............................       6.24%        39%         $294,132
JULY 1, 2000 TO JUNE 30, 2001 ............................      11.01%        27%         $300,187
JULY 1, 1999 TO JUNE 30, 2000 ............................       0.73%        79%         $244,626
JUNE 1, 1999 TO JUNE 30, 1999(4) .........................      (1.69)%       18%         $304,170
JUNE 1, 1998 TO MAY 31, 1999 .............................       4.04%       106%         $311,757

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JULY 1, 2003 TO DECEMBER 31, 2003 (UNAUDITED) ............       1.20%         4%         $ 58,107
JULY 1, 2002 TO JUNE 30, 2003 ............................       7.91%        19%         $ 64,760
JULY 1, 2001 TO JUNE 30, 2002 ............................       5.67%        31%         $ 66,453
SEPTEMBER 1, 2000 TO JUNE 30, 2001(5) ....................       5.97%        45%         $ 64,929
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 .....................       5.43%        30%         $ 63,305
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 .....................       0.54%         7%         $ 68,443
SEPTEMBER 29, 1997(3) TO AUGUST 31, 1998 .................       5.29%         8%         $ 67,372


76 & 77

WELLS FARGO TAX-FREE FUNDS                         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods less than 1 year are not annualized.

(3)  Commencement of operations.

(4)  The Fund changed its fiscal year-end from May 31 to June 30.

(5)  The Fund changed its fiscal year-end from August 31 to June 30.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 69 separate series. These financial statements present the California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund (each, a "Fund", collectively, the "Funds"). Each Fund, except the National Limited Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.
     The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.
     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.
     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
     Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

WELLS FARGO TAX-FREE FUNDS             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     The Fund(s) is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2003.
     At June 30, 2003, the following Fund(s) had estimated net capital loss carryforwards which are available to offset future net realized capital gains:

                                                        Year       Capital Loss
      Fund                                             Expires     Carryforwards
   -----------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                             2008        $ 224,971
                                                         2009          410,897

      MINNESOTA TAX-FREE FUND                            2009          823,511

      NATIONAL LIMITED TERM TAX-FREE FUND                2009          687,969

      NATIONAL TAX-FREE FUND                             2008       10,280,222

                                                         2009          157,637

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Fund(s) with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.
     Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management for the Fund(s). The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Funds Management and the investment sub-adviser are entitled to be paid a monthly fee at the following annual rates:

NOTES TO FINANCIAL STATEMENTS                         WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                               Advisory Fee                                                        Sub-Advisory Fee
                            (% of Average Daily                               Average Daily Net   (% of Average Daily
   Fund                         Net Assets)        Sub-Adviser                      Assets            Net Assets)
---------------------------------------------------------------------------------------------------------------------
   CALIFORNIA LIMITED TERM
    TAX-FREE FUND                  0.40            Wells Capital Management    $0 - 400 million           0.15%
                                                                             $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

   CALIFORNIA TAX-FREE FUND        0.40            Wells Capital Management    $0 - 400 million           0.15%
                                                                             $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

   COLORADO TAX-FREE FUND          0.40            Wells Capital Management    $0 - 400 million           0.15%
                                                                             $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

   MINNESOTA TAX-FREE FUND         0.40            Wells Capital Management    $0 - 400 million           0.15%
                                                                             $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

   NATIONAL LIMITED TERM           0.40            Wells Capital Management    $0 - 400 million           0.15%
      TAX-FREE FUND                                                          $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

   NATIONAL TAX-FREE FUND          0.40            Wells Capital Management    $0 - 400 million           0.15%
                                                                             $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

   NEBRASKA TAX-FREE FUND          0.50            Wells Capital Management    $0 - 400 million           0.15%
                                                                             $400 - 800 million          0.125%
                                                                                  >$800 million           0.10%

ADMINISTRATION AND TRANSFER AGENT FEES
     Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of a Fund(s). Under this Agreement, for providing administrative services, which includes paying the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

   Share Class                    % of Average Daily Net Assets
--------------------------------------------------------------------------------
   Class A, Class B, Class C                  0.33%
   Institutional Class                        0.25%

     Prior to March 1, 2003, the Trust had entered into an Administration Agreement on behalf of the Fund(s) with Funds Management whereby Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
     The Trust had also entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Prior to March 1, 2003, BFDS was entitled to receive from the Fund(s) a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee. Effective March 1, 2003, BFDS is entitled to receive fees from the administrator for its services as transfer agent. For financial statement presentation purposes, transfer agent fees for the period prior to March 1, 2003 have been combined with administration fees on the Statements of Operations.

CUSTODY FEES
     The Trust has entered into a contract on behalf of the Fund(s) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), whereby WFB MN is responsible for providing custody services for the Fund. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Fund(s) with numerous shareholder servicing agents, whereby the Fund(s) is charged the following annual fees:

   Share Class                  % of Average Daily Net Assets
--------------------------------------------------------------------------------
   Class A, Class B, Class C                0.25%
   Institutional Class                      0.00%

WELLS FARGO TAX-FREE FUNDS             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


   -----------------------------------------------------------------------------
     For the six months ended December 31, 2003, shareholder servicing fees paid were as follows:

      Fund                                   Class A       Class B       Class C
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED TERM TAX-FREE FUND     $113,861      $    N/A      $15,887

   CALIFORNIA TAX-FREE FUND                   479,923       156,908       52,971

   COLORADO TAX-FREE FUND                      69,823        16,893          N/A

   MINNESOTA TAX-FREE FUND                     49,374        25,561          N/A

   NATIONAL LIMITED TERM TAX-FREE FUND            N/A           N/A          N/A

   NATIONAL TAX-FREE FUND                     139,710        55,468       18,106

   NEBRASKA TAX-FREE FUND                         N/A           N/A          N/A

DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.
     For the six months ended December 31, 2003, distribution fees paid are disclosed in the Statement(s) of Operations.

OTHER FEES
     Effective the first quarter of 2003, PFPC, Inc. ("PFPC") serves as fund accountant for the Fund(s). PFPC is entitled to receive an annual asset based fee, an annual fixed fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
     Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.

WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement(s) of Operations, for the six months ended December 31, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six months ended December 31, 2003, were as follows:

      Fund                                  Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
   CALIFORNIA LIMITED TERM TAX-FREE FUND      $ 41,247,058      $ 69,239,852

   CALIFORNIA TAX-FREE FUND                    119,099,087       167,729,041

   COLORADO TAX-FREE FUND                        9,768,860        22,588,190

   MINNESOTA TAX-FREE FUND                       3,677,546        32,120,241

   NATIONAL LIMITED TERM TAX-FREE FUND          31,773,410        14,805,145

   NATIONAL TAX-FREE FUND                      118,314,283       147,412,220

   NEBRASKA TAX-FREE FUND                        2,399,143         9,093,861


5. BANK BORROWINGS
--------------------------------------------------------------------------------
     All of the Funds in the Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the six months ended December 31, 2003.

OTHER INFORMATION (UNAUDITED)                         WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------


PROXY VOTING INFORMATION
     A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC's website at http://www.sec.gov.

BOARD OF TRUSTEES
     The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust") and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**
--------------------------------------------------------------------------------------------------------
                   POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE       LENGTH OF SERVICE ***    PAST FIVE YEARS                       OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Robert C. Brown    Trustee                  Retired. Director, Federal Farm       None
72                 since 1992               Credit Banks Funding Corporation
                                            and Farm Credit System Financial
                                            Assistance Corporation until
                                            February 1999.
--------------------------------------------------------------------------------------------------------
J. Tucker Morse    Trustee                  Private Investor/Real Estate          None
59                 since 1987               Developer; Chairman of White Point
                                            Capital, LLC.
--------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------
                   POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE       LENGTH OF SERVICE ***    PAST FIVE YEARS                       OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Thomas S. Goho     Trustee                  Wake Forest University, Calloway      None
61                 since 1987               School of Business and
                                            Accountancy, Benson-Pruitt
                                            Professorship since 1999,
                                            Associate Professor of Finance
                                            1994 - 1999.
--------------------------------------------------------------------------------------------------------
Peter G. Gordon    Trustee                  Chairman, CEO, and Co-Founder of      None
61                 since 1998               Crystal Geyser Water Company and
                   (Lead Trustee since      President of Crystal Geyser Roxane
                   2001)                    Water Company.
--------------------------------------------------------------------------------------------------------
Richard M. Leach   Trustee                  Retired. Prior thereto, President     None
70                 since 1987               of Richard M. Leach Associates (a
                                            financial consulting firm).
--------------------------------------------------------------------------------------------------------
Timothy J. Penny   Trustee                  Senior Counselor to the public        None
52                 since 1996               relations firm of Himle-Horner and
                                            Senior Fellow at the Humphrey
                                            Institute, Minneapolis, Minnesota
                                            (a public policy organization).
--------------------------------------------------------------------------------------------------------
Donald C. Willeke  Trustee                  Principal in the law firm of          None
63                 since 1996               Willeke & Daniels.

WELLS FARGO TAX-FREE FUNDS                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------------------------------
                    POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE       PAST FIVE YEARS                       OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Karla M. Rabusch    President, since        Executive Vice President of Wells     None
44                  2003                    Fargo Bank, N.A. President of
                                            Wells Fargo Funds Management, LLC.
                                            Senior Vice President and Chief
                                            Administrative Officer of Wells
                                            Fargo Funds Management, LLC from
                                            March 2001 to March 2003. Vice
                                            President of Wells Fargo Bank,
                                            N.A. from December 1997 to May 2000.
--------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo  Treasurer, since 2003   Vice President of Wells Fargo         None
35                                          Bank, N.A. Vice President of
                                            Operations for Wells Fargo Funds
                                            Management, LLC. Prior thereto,
                                            Operations Manager at Scudder
                                            Weisel Capital, LLC (2000 to
                                            2001), Director of Shareholder
                                            Services at BISYS Fund Services
                                            (1999 to 2000) and Assistant Vice
                                            President of Operations with
                                            Nicholas-Applegate Capital
                                            Management (1993 to 1999).
--------------------------------------------------------------------------------------------------------
C. David Messman    Secretary, since 2000   Vice President and Counsel of         None
43                                          Wells Fargo Bank, N.A. since
                                            January 1996. Vice President and
                                            Secretary of Wells Fargo Funds
                                            Management, LLC since March 2001.
--------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO TAX-FREE FUNDS                                 LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
Connie Lee -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
STEERS     -- STRUCTURED ENHANCED RETURN TRUST
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266
WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS.THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.



             ------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             ------------------------------------------------------
                                                                 SAR 015 (02/04)



ITEM 2.  CODE OF ETHICS
=======================
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.

ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                       Wells Fargo Funds Trust

                                       By:
                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President

                                       By:
                                                     /s/ Stacie D. DeAngelo
                                                     ----------------------
                                                     Stacie D. DeAngelo
                                                     Treasurer

                                       Date: February 18, 2004

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo California Limited Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo National Limited Term Tax-Free Fund, Wells Fargo National Tax-Free Fund, and Wells Fargo Nebraska Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo California Limited Term Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo National Limited Term Tax-Free Fund, Wells Fargo National Tax-Free Fund, and Wells Fargo Nebraska Tax-Free Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2003 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: February 18, 2004

                                                     /s/ Karla M. Rabusch
                                                     --------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2003 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: February 18, 2004

                                                     /s/ Stacie D. DeAngelo
                                                     ----------------------
                                                     Stacie D. DeAngelo
                                                     Treasurer
                                                     Wells Fargo Funds Trust